                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-11235
                                                              File No. 811-04973

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
                                                   ---------
         Post-Effective Amendment No.                 38                     /X/
                                                   ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                                38
                                                   ---------

                             VOYAGEUR INSURED FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 29, 2006

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    / /     on (date) pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    /X/     on December 29, 2006 pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

   / / This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment

This Post-Effective Amendment relates only to the Class A, B and C shares of the
Registrant's  Delaware  Tax-Free Arizona Insured Fund series.  The Registrant is filing this Amendment for the purpose of revising the investment strategies for, and  changing  the name of, the  Delaware  Tax-Free  Arizona  Insured  Fund (the
"Fund").  The  prospectus  relating to the other series of the Registrant is not amended or superseded hereby.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 38 to Registration File No. 033-11235 includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A - Prospectus

         4.       Part B - Statement of Additional Information

         5.       Part C - Other Information

         6.       Signatures

         7.       Exhibits

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

FIXED INCOME

PROSPECTUS                  December [__], 2006

DELAWARE TAX-FREE ARIZONA FUND                       CLASS A * CLASS B * CLASS C
(formerly, Delaware Tax-Free Arizona Insured Fund)

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR  PASSED  UPON  THE   ACCURACY  OF  THIS   PROSPECTUS,   AND  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------- -----------
Table of contents
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
Fund profile                                                          Page
Delaware Tax-Free Arizona Fund
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
How we manage the Fund                                                Page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
Who manages the Fund                                                  Page
Investment manager
Portfolio managers
Who's who?
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
About your account                                                    Page
Investing in the Fund
   Choosing a share class
   Dealer compensation
Payment to intermediaries
How to reduce your sales charge
How to buy shares
Fair valuation
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions and taxes
Certain management considerations
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
Financial highlights                                                  Page
--------------------------------------------------------------- -----------
Glossary                                                              Page
--------------------------------------------------------------- -----------
Additional Information                                                Page
--------------------------------------------------------------- -----------

Profile: Arizona Tax-Free Fund

What are the Fund's goals?
Delaware  Tax-Free  Arizona Fund seeks as high a level of current  income exempt from federal  income tax and from the Arizona state  personal  income tax, as is consistent with  preservation of capital.  Although the Fund will strive to meet this goal, there is no assurance that it will.

What are the Fund's main investment strategies? Under normal circumstances,  the
Fund will  invest at least 80% of its net  assets in  municipal  securities  the income from which is exempt from federal  income  taxes,  including  the federal alternative  minimum tax, and the Arizona state personal income taxes. This is a fundamental  investment policy that may not be changed without prior shareholder approval.

Municipal debt  obligations  are issued by state and local  governments to raise funds for various public purposes such as hospitals, schools and general capital expenses.  The Fund will  invest its assets in  securities  with  maturities  of various lengths,  depending on market conditions.  We will attempt to adjust the average  maturity of the bonds in the  portfolio  to provide a high level of tax exempt income consistent with  preservation of capital.  The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain  segment of the  municipal  bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between five and 30 years.

What are the main risks of investing  in the Fund?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment in the Fund will increase and decrease  according  to  changes  in the value of the  securities  in the Fund's portfolio.  The Fund will be affected  primarily by adverse  changes in interest rates.  For example,  when interest rates rise, the value of bonds in the Fund's portfolio will likely  decline.  This generally  affects  securities with longer maturities  more  than  those  with  shorter  maturities.  The  Fund may also be affected by the ability of individual  municipalities  to pay interest and repay principal  on the bonds they  issue.  Weak  economic  conditions  in Arizona may hinder that ability. The Fund is non-diversified as defined under the Investment
Company Act of 1940, which means that it may invest a greater  percentage of its assets in a single issuer than a diversified fund, and may be subject to greater risk of loss than if it were diversified.  Under normal circumstances,  the Fund may invest up to 20% of its net assets in  securities  the income  from which is subject to the federal  alternative  minimum tax.  Income from these  securities would be taxable for investors subject to that tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page [__].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to  discuss  the Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has the fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of Class A, B and C shares for  one-year,  five-year  and  ten-year  periods.  The Fund's past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during the  periods.  The  returns  would be lower  without  the caps.  Please  see the footnotes on page [__] for additional information about the expense caps.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

--------- -------- -------- --------- ---------- -------- -------- -------- -------- ------
    1996      1997     1998      1999       2000     2001     2002     2003     2004   2005
--------- -------- -------- --------- ---------- -------- -------- -------- -------- ------
   4.08%    8.96%    5.73%    -4.02%     11.18%    4.48%    8.92%    4.61%    4.57%
--------- -------- -------- --------- ---------- -------- -------- -------- -------- ------

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of [x.xx]%.  During the periods  illustrated in this bar chart, Class A's highest quarterly return was [x.xx]% for the quarter ended  [______________] and its lowest quarterly return was [-2.54]% for the quarter ended [June 30, 2004].

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average annual returns shown in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
------------------------------------------------- --------- --------- ----------
                                                    1 year   5 years   10 years
------------------------------------------------- --------- --------- ----------
Class A return before taxes                          x.xx%     x.xx%      x.xx%
------------------------------------------------- --------- --------- ----------
Class A return after taxes on distributions          x.xx%     x.xx%      x.xx%
------------------------------------------------- --------- --------- ----------
Class A return after taxes on distributions
and sale of Fund shares                              x.xx%     x.xx%      x.xx%
------------------------------------------------- --------- --------- ----------
Class B return before taxes*                         x.xx%     x.xx%      x.xx%
------------------------------------------------- --------- --------- ----------
Class C return before taxes*                         x.xx%     x.xx%      x.xx%
------------------------------------------------- --------- --------- ----------
Lehman Brothers Municipal Bond Index (reflects
no deduction for fees, expenses or taxes)            x.xx%     x.xx%      x.xx%
------------------------------------------------- --------- --------- ----------

The Fund's  returns  are  compared  to the  performance  of the Lehman  Brothers
Municipal  Bond  Index.  The Index  measures  the total  return  performance  of long-term,  investment-grade  tax-exempt bonds with maturities  greater than two years. You should remember that unlike the Fund, the Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption of shares at end of period.  The ten-year return  for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed, the returns before taxes for the Fund's
     Class B would be [x.xx]%,  [x.xx]% and [x.xx]% for the one-year,  five-year and ten-year periods,  respectively,  and Class C would be [x.xx]%, [x.xx]%
     and [x.xx]% for the one-year, five-year and ten-year periods, respectively.

What are the Fund's fees and expenses?

----------------------------- -------------------------------------- ----------- ----------- -----------
Sales charges are fees paid   CLASS                                           A           B           C
directly from your            -------------------------------------- ----------- ----------- -----------
investments when you buy or   Maximum sales charge (load) imposed
sell shares of a Fund.        on purchases as a percentage of
                              offering price                              4.50%        none        none
                              -------------------------------------- ----------- ----------- -----------
                              Maximum contingent deferred sales
                              charge (load) as a percentage of
                              original purchase price or
                              redemption price, whichever is lower      none(1)    4.00%(2)    1.00%(3)
                              -------------------------------------- ----------- ----------- -----------
                              Maximum sales charge (load) imposed
                              on reinvested dividends                      none        none        none
                              -------------------------------------- ----------- ----------- -----------
                              Redemption fees                              none        none        none
----------------------------- -------------------------------------- ----------- ----------- -----------

----------------------------- -------------------------------------- ----------- ----------- -----------
Annual fund operating         Management fees(4)                          0.50%       0.50%       0.50%
expenses are deducted from    -------------------------------------- ----------- ----------- -----------
the Fund's assets.            Distribution and service (12b-1) fees       0.25%       1.00%       1.00%
                              -------------------------------------- ----------- ----------- -----------
                              Other expenses(5)                           x.xx%       x.xx%       x.xx%
                              -------------------------------------- ----------- ----------- -----------
                              Total annual fund operating expenses        x.xx%       x.xx%       x.xx%
                              -------------------------------------- ----------- ----------- -----------
                              Fee waivers and payments                  (x.xx%)     (x.xx%)     (x.xx%)
                              -------------------------------------- ----------- ----------- -----------
                              Net expenses                                x.xx%       x.xx%       x.xx%
----------------------------- -------------------------------------- ----------- ----------- -----------

----------------------------- ------------- ---------- ----------- ------------ ----------- ------------
This example is intended to   CLASS(7)              A           B            B            C            C
help you compare the cost                                                    (if                     (if
of investing in the Funds                                              redeemed)                redeemed)
to the cost of investing in   ------------- ---------- ----------- -------------- ---------- -----------
other mutual funds with       1 year                $           $              $          $            $
similar investment            ------------- ---------- ----------- -------------- ---------- -----------
objectives.  We show the      3 years               $           $              $          $            $
cumulative amount of Fund     ------------- ---------- ----------- -------------- ---------- -----------
expenses on a hypothetical    5 years               $           $              $          $            $
investment of $10,000 with    ------------- ---------- ----------- -------------- ---------- -----------
an annual 5% return over      10 years              $           $              $          $            $
the time shown.(6)  This      ------------- ---------- ----------- -------------- ---------- -----------
example reflects the net
operating expenses with
expense waivers for the
one-year contractual period
and the total operating
expenses without expense
waivers for years two
through 10.  This is an
example only, and does not
represent future expenses,
which may be greater or
less than those shown here.
----------------------------- ------------- ---------- ----------- -------------- ------------ ---------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The investment manager has contracted to waive fees and pay expenses of the
     Fund  through  [_________________]  in order  to  prevent  total  operating expenses  (excluding  any 12b-1  fees,  taxes,  interest,  brokerage  fees, extraordinary  expenses and certain insurance costs) from exceeding [____]%
     of average daily net assets of the Fund.

(5)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation that the Fund will not have to convene a shareholders'  meeting and issue a proxy statement during the upcoming fiscal year.

(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the fund.

The Fund will invest primarily in tax-exempt obligations of issuers in Arizona.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

The Fund may also invest in securities of U.S.  territories  and  possessions to the extent that these securities are tax-exempt under Arizona's tax code.

We will generally  invest in securities  for income rather than seeking  capital appreciation  through  active  trading.  However,  we may sell  securities for a variety  of  reasons  such as: to  reinvest  the  proceeds  in  higher  yielding securities,  to eliminate  investments not consistent  with the  preservation of capital,  to honor redemption  requests or if a credit situation  weakens.  As a result,  we may  realize  losses or  capital  gains  which  could be  taxable to shareholders.

The Fund will generally have a  dollar-weighted  average  effective  maturity of between five and 30 years.

The Fund's  investment  objective is  fundamental.  This means that its Board of
Trustees may not change the objective without obtaining shareholder approval.

The securities we typically invest in
Fixed income  securities  offer the potential for greater  income  payments than stocks,  and also may provide  capital  appreciation.  Municipal bond securities typically  pay  income  free of  federal  income  taxes and may be free of state income taxes in the state where they are issued.

-------------------------------------- ----------------------------------------------
             Securities                               How we use them
-------------------------------------- ----------------------------------------------
Tax-exempt obligations: Commonly       Under normal circumstances, the Fund will
known as municipal bonds, these are    invest at least 80% of its net assets in
debt obligations issued by or on       tax-exempt obligations which are exempt from
behalf of a state or territory, its    federal income taxes, including the federal
agencies or instrumentalities,         alternative minimum tax, and from the
municipalities or other political      personal income tax in Arizona.  These bonds
sub-divisions.  The interest on        may include general obligation bonds and
these debt obligations can generally   revenue bonds.
be excluded from federal income tax
as well as personal income tax in
the state where the bond is issued.
Determination of a bond's tax-exempt
status is based on the opinion of
the bond issuer's legal counsel.
Tax-exempt obligations may include
securities subject to the
alternative minimum tax.  See
Private activity bonds below for
more information.
-------------------------------------- ----------------------------------------------
General obligation bonds are           We may invest without limit in general
municipal bonds on which the payment   obligation bonds and will primarily invest
of principal and interest is secured   in bonds in the top four quality grades or
by the issuer's pledge of its full     bonds that are unrated, but which the
faith, credit and taxing power.        Manager determines to be of equal quality.
-------------------------------------- ----------------------------------------------
Revenue bonds are municipal bonds on   We may invest without limit in revenue bonds
which principal and interest           and will primarily invest in bonds in the
payments are made from revenues        top four quality grades or bonds that are
derived from a particular facility,    unrated, but which the Manager determines to
from the proceeds of a special         be of equal quality.
excise tax or from revenue generated
by an operating project.  Principal
and interest are not secured by the
general taxing power.  Tax-exempt
industrial development bonds, in
most cases, are a type of revenue
bond that is not backed by the
credit of the issuing municipality
and may therefore involve more risk.
-------------------------------------- ----------------------------------------------
Insured municipal bonds: Various       We may invest without limit in insured
municipal issuers may obtain           bonds.  It is possible that a substantial
insurance for their obligations. In    portion of the Fund's portfolio may consist
the event of a default, the insurer    of municipal bonds that are insured by a
is required to make payments of        single insurance company.
interest and principal when due to
the bondholders.  However, there is    Insurance is available on uninsured bonds
no assurance that the insurance        and we may purchase such insurance
company will meet its obligations.     directly.  We will generally do so only if
Insured obligations are typically      we believe that purchasing and insuring a
rated in the top quality grades by     bond provides an investment opportunity at
an NRSRO.                              least comparable to owning other available
                                       insured securities.

                                       The purpose of insurance is to protect
                                       against credit risk.  It does not insure
                                       against market risk or guarantee the value
                                       of the securities in the Fund's portfolio or
                                       the value of its shares.
-------------------------------------- ----------------------------------------------

-------------------------------------- ----------------------------------------------
             Securities                               How we use them
-------------------------------------- ----------------------------------------------
Short-term money market securities:    Although not a principal investment
Debt securities that are scheduled     strategy, we may invest without limit in
to mature in less than 360 days.       short-term tax-exempt obligations on a
These are generally considered to be   temporary, defensive basis.
very safe and highly liquid.
                                       We may also hold the Fund's assets in
                                       securities of tax-exempt money market mutual
                                       funds or in cash on a temporary, defensive
                                       basis.
-------------------------------------- ----------------------------------------------
Private activity or private            Under normal circumstances, we may invest up
placement bonds are municipal bond     to 20% of its assets in bonds whose income
issues whose proceeds are used to      is subject to the federal alternative
finance certain non-government         minimum tax.  This means that a portion of
activities, including some types of    the Fund's distributions could be subject to
industrial revenue bonds such as       the federal alternative minimum tax that
privately owned sports and             applies to certain taxpayers.
convention facilities.  The Tax
Reform Act of 1986 subjects interest
income from these bonds to the
federal alternative minimum tax and
makes the tax-exempt status of
certain bonds dependent on the
issuer's compliance with specific
requirements after the bonds are
issued.

-------------------------------------- ----------------------------------------------
Municipal leases and certificates of   We may invest without limit in municipal
participation (COPs): Certificates     lease obligations primarily through
of participation are widely used by    certificates of participation.
state and local governments to
finance the purchase of property and   As with its other investments, we expect the
facilities.  COPs are like             Fund's investments in municipal lease
installment purchase agreements. A     obligations to be exempt from regular
governmental corporation may create    federal income taxes.  The Fund will rely on
a COP when it issues long-term bonds   the opinion of the bond issuer's counsel for
to pay for the acquisition of          a determination of the bond's tax-exempt
property or facilities.  The           status.
property or facilities are then
leased to a municipality, which        A feature that distinguishes COPs from
makes lease payments to repay          municipal debt is that leases typically
interest and principal to the          contain a "nonappropriation" or "abatement"
holders of the bonds.  Once the        clause.  This means the municipality leasing
lease payments are completed, the      the property or facility must use its best
municipality gains ownership of the    efforts to make lease payments, but may
property for a nominal sum.            terminate the lease without penalty if its
                                       legislature or other appropriating body does
                                       not allocate the necessary money.  In such a
                                       case, the creator of the COP, or its agent,
                                       is typically entitled to repossess the
                                       property.  In many cases, however, the
                                       market value of the property will be less
                                       than the amount the municipality was paying.

                                       COPs are generally considered illiquid and
                                       are subject to the Fund's limitations on
                                       illiquid securities unless we determine they
                                       are liquid according to the guidelines set
                                       by the Board of Trustees.

-------------------------------------- ----------------------------------------------
Zero coupon bonds are debt             We may invest in zero coupon bonds.  The
obligations which do not entitle the   market prices of these bonds are generally
holder to any periodic payments of     more volatile than the market prices of
interest prior to maturity or a        securities that pay interest periodically
specified date when the securities     and are likely to react to changes in
begin paying current interest.         interest rates to a greater degree than
Therefore, they are issued and         interest-paying bonds having similar
traded at a price lower than their     maturities and credit quality.  They may
face amounts or par value.             have certain tax consequences which, under
                                       certain conditions, could be adverse to the
                                       Fund.
-------------------------------------- ----------------------------------------------
Inverse floaters are a type of         We may invest up to 25% of the Fund's net
derivative tax-exempt obligation       assets in inverse floaters when the
with floating or variable interest     underlying bond is tax-exempt.  Otherwise,
rates that move in the opposite        the Fund's investments in taxable
direction of short-term interest       instruments and securities rated below
rates, usually at an accelerated       investment grade, including inverse floaters
speed. Consequently, the market        on taxable bonds, are limited to 20% of the
values of inverse floaters will        Fund's net assets.
generally be more volatile than
other tax-exempt investments.
-------------------------------------- ----------------------------------------------

-------------------------------------- ----------------------------------------------
             Securities                               How we use them
-------------------------------------- ----------------------------------------------
Variable rate and floating rate        We may purchase "floating rate" and
obligations pay interest at rates      "variable rate" obligations.
that are not fixed, but instead vary
with changes in specified market
rates or indexes on pre-designated
dates.
-------------------------------------- ----------------------------------------------
Advance refunded bonds (also known     We may invest without limit in advance
as Escrow bonds): In an advance        refunded bonds or escrow-secured bonds.
refunding, the issuer will use the     These bonds are generally considered to be
proceeds of a new bond issue to        of very high quality because of the escrow
purchase high-grade interest bearing   account which typically holds U.S.
debt securities. These securities      Treasuries.
are then deposited into an
irrevocable escrow account held by a
trustee bank to secure all future
payments of principal and interest
on pre-existing bonds, which are
then considered to be "advance
refunded bonds." These bonds often
receive the highest rating from S&P
and Moody's.  Defeased bonds are
bonds in which the rights of the
bond holder have been terminated.
This typically relates to an advance
refunding.
-------------------------------------- ----------------------------------------------
High-yield, high-risk municipal        We may invest up to 20% of the Fund's net
bonds: Municipal debt obligations      assets in high-yield, high-risk fixed-income
rated lower than investment grade by   securities.  This limit applies to the
an NRSRO or, if unrated, of            combined value of the Fund's holdings in
comparable quality.  These             lower-rated bonds and its holding of
securities are often referred to as    derivative tax-exempt securities, such as
"junk bonds" and are considered to     inverse floaters.  We will not invest in
be of poor standing and                securities that are rated lower than B by
predominately speculative.             S&P or similarly rated by another rating
                                       agency.  We will not invest in unrated bonds
                                       that are considered to be of a quality lower
                                       than B.
-------------------------------------- ----------------------------------------------
Illiquid securities are securities     We may invest up to 15% of the Fund's net
that do not have a ready market, and   assets in illiquid securities.
cannot be easily sold, within seven
days, at approximately the price
that the Fund has valued them.
-------------------------------------- ----------------------------------------------
Repurchase agreements are agreements   We may use repurchase agreements as a
between a buyer of securities, such    short-term investment for the Fund's cash
as a Fund, and a seller of             position.  The Fund may not enter into
securities in which the seller         repurchase agreements that represent more
agrees to buy the securities back      than 10% of its total assets except when
within a specified time at the same    investing for defensive purposes during
price the buyer paid for them, plus    periods of adverse market conditions.  The
an amount equal to an agreed upon      Fund will only enter into repurchase
interest rate. Repurchase agreements   agreements in which the collateral is
are often viewed as equivalent to      comprised of U.S. government securities.
cash.
-------------------------------------- ----------------------------------------------
Reverse repurchase agreements are      We may invest up to 10% of the Fund's total
the same as repurchase agreements      assets in reverse repurchase agreements.
except that a fund would act as the    This may be preferable to a regular sale and
seller and agree to buy back the       later repurchase of securities because it
securities at the same price the       avoids certain market risk and transaction
buyer paid for them, plus an agreed    costs.  However, these may be used as a form
upon interest rate.                    of leveraging which may exaggerate any
                                       increases or decreases in each Fund's net
                                       asset value.  Because we limit the use of
                                       this speculative technique to 10% of a
                                       Fund's total assets, we believe we can use
                                       it to facilitate the Fund's ability to
                                       provide current income while reducing the
                                       potential risk that leveraging can have on a
                                       Fund's principal.

-------------------------------------- ----------------------------------------------
Options represent a right to buy or    We may invest in futures, options and
sell a security at an agreed upon      closing transactions related thereto. These
price at a future date.  The           activities will not be entered into for
purchaser of an option may or may      speculative purposes, but rather for hedging
not choose to go through with the      purposes and to facilitate the ability to
transaction.                           quickly deploy into the market the Fund's
                                       cash, short-term debt securities and other
                                       money market instruments at times when its
Certain options may be considered to   assets are not fully invested.  We may only
be derivative securities.              enter into these transactions for hedging
                                       purposes if it is consistent with its
                                       respective investment objective and
                                       policies.

                                       We may invest up to an aggregate of 20% of
                                       its net assets in futures, options and swaps
                                       as long as the Fund's investment in these
                                       securities when aggregated with other
                                       taxable investments and securities rated
                                       below investment grade does not exceed 20%
                                       of its net assets.

                                       Use of these strategies can increase the
                                       Fund's operating costs and can lead to loss
                                       of principal.

-------------------------------------- ----------------------------------------------

-------------------------------------- ----------------------------------------------
             Securities                               How we use them
-------------------------------------- ----------------------------------------------
Futures contracts are agreements for   We may invest in futures, options and
the purchase or sale of securities     closing transactions related thereto.  These
(or index of securities) at a          activities will not be entered into for
specified price, on a specified        speculative purposes, but rather for hedging
date. Unlike an option, a futures      purposes and to facilitate the ability to
contract must be executed unless it    quickly deploy into the market the Fund's
is sold before the settlement date.    cash, short-term debt securities and other
                                       money market instruments at times when the
                                       Fund's assets are not fully invested.  We
Certain futures and options on         may only enter into these transactions for
futures may be considered to be        hedging purposes if it is consistent with
derivative securities.                 its respective investment objective and
                                       policies.

                                       We may invest up to an aggregate of 20% of
                                       the Fund's net assets in futures, options
                                       and swaps as long as the Fund's investment
                                       in these securities when aggregated with
                                       other taxable investments and securities
                                       rated below investment grade does not exceed
                                       20% of the Fund's total net assets.

                                       Use of these strategies can increase the
                                       Fund's operating costs and can lead to loss
                                       of principal.

-------------------------------------- ----------------------------------------------
Interest rate swaps and index swap
agreements:  In an interest rate       We may use interest rate swaps to adjust its
swap, a fund receives payment from     sensitivity to interest rates by changing
another party based on a floating      its duration.  We may also use interest rate
interest rate in return for making     swaps to hedge against changes in interest
payments based on a fixed interest     rates.  We may use index swaps to gain
rate.  An interest rate swap can       exposure to markets that the Fund invests in
also work in reverse, with a fund      and may also use index swaps as a substitute
receiving payments based on a fixed    for futures, options or forward contracts if
interest rate and making payments      such contracts are not directly available to
based on a floating interest rate.     the Fund on favorable terms.
In an index swap, a fund receives
gains or incurs losses based on the
total return of an index, in           We may invest up to an aggregate of 20% of
exchange for making fixed or           the Fund's net assets in futures, options
floating interest rate payments to     and swaps as long as the Fund's investment
another party.                         in these securities when aggregated with
                                       other taxable investments and securities
                                       rated below investment grade does not exceed
                                       20% of the Fund's total net assets.

                                       Use of these strategies can increase the
                                       Fund's operating costs and can lead to loss
                                       of principal.
-------------------------------------- ----------------------------------------------

The Fund may also invest in other  securities  including,  options,  futures and restricted securities.  Please see the Statement of Additional Information (SAI)
for additional  descriptions on these  securities as well as those listed in the table above.

Downgraded quality ratings
The  credit  quality  restrictions  described  above  apply  only at the time of purchase. The Fund may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond,  after we have changed our assessment of its credit quality. However, the Fund may not have more than 5% of its assets invested in  securities  that have been  downgraded  to a rating  lower than the lowest rating permitted for the Fund.

Borrowing money
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover obligations and will value the designated assets daily.

Temporary defensive positions
During  times of adverse  market  conditions  when we  believe a more  defensive posture is warranted,  the Fund may temporarily  select  investments  other than those  that are its  primary  focus and may also  invest  without  regard to its stated maturity  strategy.  To the extent that the Fund does this, it may not be able to meet its investment objectives.

Concentration
Depending  on the  supply  of  available  bonds  and how  those  bonds  suit our investment needs, we may concentrate the Fund's investments (investing more than
25% of total  assets) in a  particular  segment of the bond  market  such as the housing,  health care and/or utility  industries.  The Fund may also invest more than 25% of total assets in industrial development bonds.

Portfolio turnover
We expect that the Fund's  annual  portfolio  turnover  will not exceed  100%. A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your  investment  in any of the municipal  bond funds to be a long-term investment  that  typically  provides the best results when held for a number of years.  The table below  describes the principal risks you assume when investing in the Fund.  Please  see the SAI for a further  discussion  of these  risks and other risks not discussed here.

--------------------------------------- --------------------------------------------
              The risks                        How we strive to manage them
--------------------------------------- --------------------------------------------
Interest rate risk: is the risk that    Interest rate risk is generally the most
securities, particularly bonds with     significant risk for the Fund.
longer maturities, will decrease in
value if interest rates rise.           Because interest rate movements can be
                                        unpredictable, we do not try to increase
                                        return by aggressively capitalizing on
                                        interest rate moves.  We do attempt to
                                        manage the duration of the Fund in order
                                        to take advantage of our market outlook,
                                        especially on a longer term basis.

--------------------------------------- --------------------------------------------
Market risk: is the risk that all or    We maintain a long-term investment
a majority of the securities in a       approach and focus on bonds that we
certain market - like the stock or      believe will provide a steady income
bond market - will decline in value     stream regardless of interim market
because of economic conditions,         fluctuations.  We do not try to predict
future expectations or investor         overall market movements we generally do
confidence.                             not trade for short-term purposes.

--------------------------------------- --------------------------------------------
Industry and security risk:  Industry   We spread the Fund's assets across
risk is the risk that the value of      different types of municipal bonds and
securities in a particular industry     among bonds representing different
will decline because of changing        industries and regions within a state.  We
expectations for the performance of     also follow a rigorous selection process
that industry.                          before choosing securities for the Fund.
Securities risk is the risk that the    The Fund may concentrate its investments
value of an individual security will    (investing 25% or more of total assets) in
decline because of changing             a particular segment of the bond market
expectations for the performance of     such as the housing, health care and/or
the individual issuer of the security.  utility industries. The Fund may also invest 25% or more of total assets in
                                        industrial development bonds.  We will
                                        generally concentrate our investments in a
                                        particular sector when the supply of bonds
                                        in other sectors does not suit our
                                        investment needs.  This will expose a Fund
                                        to greater industry and security risk.

                                        The Fund may also concentrate their
                                        investments in transportation, education
                                        and/or industrial obligations.
--------------------------------------- --------------------------------------------

--------------------------------------- --------------------------------------------
              The risks                        How we strive to manage them
--------------------------------------- --------------------------------------------
Credit Risk is the possibility that a   We conduct careful credit analysis of
bond's issuer (or an entity that        individual bonds; we focus on high quality
insures the bond) will be unable to     bonds and limit our holdings of bonds
make timely payments of interest and    rated below investment grade.  We also
principal.                              hold a number of different bonds in each
                                        portfolio.  All of this is designed to
In the case of municipal bonds,         help reduce credit risk.
issuers may be affected by poor
economic conditions in their states.

--------------------------------------- --------------------------------------------
High-yield, high-risk municipal         We limit the amount that the Fund may
bonds: Investing in so-called "junk"    invest in lower quality, higher yielding
bonds entails the risk of principal     bonds.
loss, which may be greater than the
risk involved in investment grade
bonds. High-yield bonds are sometimes
issued by municipalities with lesser
financial strength and therefore less
ability to make projected debt
payments on the bonds.

Some analysts believe a protracted
economic downturn would adversely
affect the value of outstanding bonds
and the ability of high-yield issuers
to repay principal and interest.  In
particular, for a high-yield revenue
bond, adverse economic conditions to
the particular project or industry
which backs the bond would pose a
significant risk.
--------------------------------------- --------------------------------------------
Call risk is the risk that a bond       We take into consideration the likelihood
issuer will prepay the bond during      of prepayment when we select bonds and
periods of low interest rates,          when appropriate we look for bonds that
forcing investors to reinvest their     have protection against early prepayment.
money at interest rates that might be   This may have the added benefit of
lower than rates on the called bond.    improving the Fund's investment
                                        performance in a declining interest rate
                                        environment.
--------------------------------------- --------------------------------------------
Liquidity risk is the possibility       We limit the Fund's exposure to illiquid
that securities cannot be readily       securities to no more than 15% of its net
sold, within seven days, at             assets.
approximately the price that a fund
values them.
--------------------------------------- --------------------------------------------

--------------------------------------- --------------------------------------------
              The risks                        How we strive to manage them
--------------------------------------- --------------------------------------------
Non-diversified funds:                  The Fund is non-diversified and is subject
Non-diversified funds have the          to this risk.
flexibility to invest as much as 50%
of their assets in as few as two        Nevertheless, we typically hold securities
issuers provided no single issuer       from a variety of different issuers,
accounts for more than 25% of the       representing different sectors and
portfolio. The remaining 50% of the     different types of municipal projects.
portfolio must be diversified so that   We also perform extensive credit analysis
no more than 5% of a fund's assets is   on all securities.  We closely monitor the
invested in the securities of a         credit status of bonds that represent a
single issuer. Because a                larger percentage of portfolio assets.
non-diversified fund may invest its
assets in fewer issuers, the value of
fund shares may increase or decrease
more rapidly than if a fund were
fully diversified.  If a fund were to
invest a large portion of its assets
in a single issuer, the fund could be
significantly affected if that issuer
was unable to satisfy its financial
obligations.

--------------------------------------- --------------------------------------------
Geographic concentration risk is the    We invest primarily in Arizona and may be
heightened sensitivity to regional,     subject to geographic concentration risk.
state and local political and
economic conditions that could          We carefully monitor the Arizona economy,
adversely affect the holdings in a      and in general we believe it is broad
fund.  There is also a risk that        enough to satisfy our investment needs.
there could be inadequate supply of     In addition, we have the flexibility to
municipal bonds in a particular state.  invest in issuers in Puerto Rico, the U.S.
                                        Virgin Islands and Guam whose bonds are
                                        also free of Arizona individual income
                                        taxes.
--------------------------------------- --------------------------------------------
Alternative minimum tax risk: If a      Under normal circumstances, the Fund may
fund invests in bonds whose income is   invest up to 20% of its assets in bonds
subject to an alternative minimum       whose income is subject to the federal
tax, that portion of the fund's         alternative minimum tax.
distributions would be taxable for
shareholders who are subject to this
tax.
--------------------------------------- --------------------------------------------

Derivatives risk is the possibility     We will use derivatives for defensive
that a Fund may experience a            purposes, such as to protect gains or
significant loss if it employs a        hedge against potential losses in the
derivatives strategy (including a       portfolio without actually selling a
strategy involving inverse floaters,    security, to neutralize the impact of
futures, options, and swaps such as     interest rate changes, to improve
interest rate swaps and index swaps)    diversification or to earn additional
related to a security or a market       income.  We will generally not use
index and that security or index        derivatives for reasons inconsistent with
moves in the opposite direction from    the Fund's investment objectives.
what the portfolio manager had
anticipated. A significant risk of
derivative transactions is the
creditworthiness of the
counter-party, since the transaction
depends on the willingness and
ability of the counter-party to
fulfill its contractual obligations.
Derivatives also involve additional
expenses, which could reduce any
benefit or increase any loss to a
fund from using the strategy.

--------------------------------------- --------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of its portfolio securities is available in its SAI.

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers,  of [x.xx]% of the Fund's  average daily net assets for the last fiscal year.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the
Fund's investment advisory contract is available in the Fund's annual reports to shareholders for the period ended August 31, 2006.

Portfolio managers
Joseph R. Baxter and Robert F. Collins have  primary  responsibility  for making the day-to-day  investment  decisions for the Tax-Free  Arizona Fund. Mr. Baxter and Mr. Collins assumed responsibility for the Fund on April 22, 2004.

Joseph R. Baxter, Senior Vice President/Senior  Portfolio Manager, is a graduate of LaSalle  University where he earned his  undergraduate  degree in finance and marketing.  Prior to joining  Delaware  Investments in 1999, he held  investment positions with First Union.  Most recently,  he served as a municipal  portfolio manager for the Evergreen Funds.

Robert F. Collins, Senior Vice President/Senior Portfolio Manager, is a graduate of Ursinus  College  where he earned his  Bachelor of Arts degree in  Economics.
Prior to joining  Delaware  Investments  in 2004,  he  co-managed  the municipal portfolio  management  group  within PNC  Advisors,  overseeing  the  tax-exempt investments  of  high-net  worth and  institutional  accounts.  Previously,  Mr.
Collins  headed the  municipal  fixed income team at Wilmington  Trust  Company, managing funds and high-net worth accounts.  Mr. Collins is a CFA  Charterholder and a former president of the Financial Analysts of Wilmington.

The Fund's SAI provides  additional  information about each portfolio  manager's compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of Fund shares.

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       Mellon Bank, N.A.
2005 Market Street                                                                One Mellon Center
Philadelphia, PA 19103-7094                      The Fund                         Pittsburgh, PA  15258

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page [__] for details)
                                            Financial advisors

                                               Shareholders

Board of Trustees    A mutual  fund is governed by a board of trustees which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain  exemptive rules adopted by the SEC that require their Board of Trustees to be comprised of a majority of such independent  Trustees.  These  independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor    Most mutual funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial intermediary wholesaler     Pursuant to a contractual  agreement  with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent    Mutual fund companies employ service agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients--analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally through sales  commissions,  12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund

You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 4.50% that you pay when you buy the shares.

o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.25% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B and Class C shares.  See  "Dealer  compensation"  below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage of sales charge and rounding.

---------------------------------- ----------------------- -----------------------
                                    Sales charge as % of    Sales charge as % of
                                       offering price         amount invested
----------------------------------------------------------------------------------
        Less than $99,999                  4.50%                   5.13%
----------------------------------------------------------------------------------
   $100,000 but under $250,000             3.50%                   4.00%
----------------------------------------------------------------------------------
   $250,000 but under $500,000             2.50%                   3.00%
----------------------------------------------------------------------------------
  $500,000 but under $1 million            2.00%                   2.44%
----------------------------------------------------------------------------------
     Amount over $1 million                None*                   None*
----------------------------------------------------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A shares. However, if the Fund's Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem these shares  within the first year after your  purchase and 0.50%
if you  redeem  them  within the second  year,  unless a specific  waiver of the charge  applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser  of: (1) the net asset  value at the time of  purchase  of the Class A shares  being  redeemed,  or (2) the net asset value of such Class A shares at the time of  redemption.  For  purposes  of this formula,  the "net asset  value at the time of  purchase"  will be the net asset value at purchase of the Class A shares even if those shares are later exchanged for  shares of  another  Delaware  Investments(R)  Fund and,  in the event of an exchange  of Class A shares,  the "net asset value of such shares at the time of redemption"  will be the net asset value of the shares acquired in the exchange.
In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the  longest  period of time.  See  "Dealer  compensation"  below for a description of the dealer commission that is paid.

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.00%  during the second year,  2.25%
     during the third  year,  1.50%  during the  fourth and fifth  years,  1.00%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to an annual 12b-1 fee no greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.25%.
     Conversion  may occur as late as three months  after,  as  applicable,  the eighth or fifth anniversary of purchase, during which time Class B's higher
     12b-1 fees apply.

o        You may purchase only up to $100,000 of Class B shares at any one time.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first,  followed by shares acquired through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class C shares  do not  automatically  convert  to another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges  (CDSC) are charged as a percentage  of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption.
No CDSC will be  imposed  on  increases  in net asset  value  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B Shares or Class C Shares of a Fund,  even if those shares are later exchanged for shares of another  Delaware  Investments(R)
Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation
Your  financial  advisor  who sells you  shares of the Fund may be  eligible  to receive the following  amounts as  compensation  for your  investment in a Fund.
These amounts are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

                                    Class A(1)      Class B(2)     Class C(3)
Commission (%)                          -             4.00%          1.00%
Investment up to $99,999              4.00%             -              -
$100,000 to $249,999                  3.00%             -              -
$250,000 to $499,999                  2.00%             -              -
$500,000 to $999,999                  1.60%             -              -
$1,000,000 to $4,999,999              1.00%             -              -
$5,000,000 to $24,999,999             0.50%             -              -
$25,000,000 and more                  0.25%             -              -
12b-1 Fee to Dealer                   0.25%           0.25%          1.00%

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission  of 4.00% (2.00% for Tax-Free  Minnesota  Intermediate
     Fund).  Your securities  dealer also may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.  After approximately eight years,
     Class B shares  automatically  convert  into Class A shares and dealers may then be eligible to receive the 0.25% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's  12b-1 fee of up to 0.25%.  During the first 12 months, the  Distributor  retains the full 1.00% 12b-1 fee to partially  offset the up-front  commission  and the  prepaid  0.25% fee  advanced  at the time of purchase.  Starting  in the  13th  month,  your  securities  dealer  may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such  information  may  include  your  Delaware  Investments(R)  Funds holdings in any other account, including retirement accounts, held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings. Class R shares have no sales charge. We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced sales charge.

--------------- ----------------------- -----------------------------------------------------------
                                                                      Share class
   Program           How it works              A                       B                  C
--------------- ----------------------- ---------------- ------------------------------------------
  Letter of       Through a Letter             X         Although the Letter of
  Intent          of Intent you                          Intent and Rights of
                  agree to invest a                      Accumulation do not apply
                  certain amount in                      to the purchase of Class B
                  Delaware                               and Class C shares, you can
                  Investments Funds                      combine your purchase of
                  (except money                          Class A shares with your
                  market funds with                      purchase of Class B and
                  no sales charge)                       Class C shares to fulfill
                  over a 13-month                        your Letter of Intent.
                  period to qualify
                  for reduced
                  front-end sales
                  charges.
--------------- ----------------------- ----------------
  Rights of       You can combine             X
  Accumulation    your holdings or
                  purchases of all
                  funds in the
                  Delaware
                  Investments
                  family (except
                  money market
                  funds with no
                  sales charge) as
                  well as the
                  holdings and
                  purchases of your
                  spouse and
                  children under 21
                  to qualify for
                  reduced front-end
                  sales charges.
--------------- ----------------------- ---------------- ----------------------------- ------------
                  Up to 12 months       For Class A,     For Class B, your account     Not
  Reinvestment    after you redeem      you will not     will be credited with the     available
  of              shares, you can       have to pay      contingent deferred sales
  Redeemed        reinvest the          an               charge you previously paid
  Shares          proceeds without      additional       on the amount you are
                  paying a sales        front-end        reinvesting. Your schedule
                  charge as noted       sales charge.    for contingent deferred
                  to the right.                          sales charges and conversion
                                                         to Class A will not start
                                                         over again; it will pick up
                                                         from the point at which you
                                                         redeemed your shares.
--------------- ----------------------- ---------------- ----------------------------- ------------

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees of any Delaware  Investments(R)  Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)  Funds;  and  (iii)  registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

------------------------------- ------------------ ------------------- -------------------
                                                      Share Class
Category                               A*                  B                   C
------------------------------- ------------------ ------------------- -------------------
Redemptions in accordance               X                  X                   X
with a Systematic Withdrawal
Plan, provided the annual
amount selected to be
withdrawn under the Plan does
not exceed 12% of the value
of the account on the date
that the Systematic
Withdrawal Plan was
established or modified.
------------------------------- ------------------ ------------------- -------------------
Redemptions that result from            X                  X                   X
the Fund's right to liquidate
a shareholder's account if
the aggregate net asset value
of the shares held in the
account is less than the
then-effective minimum
account size.
------------------------------- ------------------ ------------------- -------------------
For distributions from                  X                  X                   X
accounts established under
the Uniform Gifts to Minors
Act or Uniform Transfers to
Minors Act or trust accounts,
the waiver applies upon the
death of all beneficial
owners.
------------------------------- ------------------ ------------------- -------------------
Redemptions by the classes of           X                 Not                  Not
shareholders who are                                  available.            available.
permitted to purchase shares
at net asset value,
regardless of the size of the
purchase.  See "Buying Class
A shares at Net Asset Value"
above.
------------------------------- ------------------ ------------------- -------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments Web site at  www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25,  under the Uniform  Gifts to Minors Act or the Uniform
Transfers to Minors Act, or through an Automatic Investing Plan.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures approved by the Board.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will  continue to send one copy of each of these  documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending you individual  copies of these  documents 30 days after receiving your request.

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account  minimum  of $1,000  ($250 for  Uniform  Gifts to Minors  Act or Uniform
Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more  consecutive  months,  you will have until the end of the  current calendar quarter to raise the balance to the minimum.  If your account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum  balance,  If your  account  does not reach the  minimum  balance,  the Fund may  redeem  your account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly  investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Online Account Access
Online Account Access is a password-protected  area of the Delaware Investments'
internet Web site that gives you access to your account  information  and allows you to perform transactions in a secure internet environment.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment at any time, from anywhere.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments  family. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  exchange  all or part of your  shares,  normally for shares of the same class in another Delaware  Investments(R)  Fund without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for  similar  shares in other funds,  your new shares will be subject to the same  contingent  deferred  sales charge as the  shares  you  originally  purchased.  The  holding  period for the contingent  deferred sales charge will also remain the same,  with the amount of time you held your original  shares being credited  toward the holding period of your new  shares.  You do not pay  sales  charges  on shares  that you  acquired through  the  reinvestment  of  dividends.  You may  have to pay  taxes  on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange  request,  if in the  Manager's  judgment,  the Fund would be unable to invest effectively in accordance with its investment  objectives and policies or would otherwise potentially be adversely affected.

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone  request.  MoneyLine  has a  minimum  transfer  of $25  and a  maximum transfer  of  $50,000.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one.

Systematic Withdrawal Plan
Through our  Systematic  Withdrawal  Plan you can  arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund or the Optimum Fund Trust to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an  unaffiliated  fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Fund's shareholders. While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes to you. The Fund expects to declare all its net investment income, if any, daily and distribute to shareholders as dividends monthly.  The Fund will also distribute any net realized capital gains annually, typically in December. The amount of any distribution will vary, and there is no guarantee  the Fund  will pay  either  an income  dividend  or a  capital  gains distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  If the  Fund  later  determines  that  the  information  reported  to shareholders  for a year was  incorrect,  the Fund may be  required  to  provide shareholders  with an amended  information  statement  (Form  1099-DIV) for such year.  This might cause  shareholders  that had filed a U.S.  federal income tax return for that year to have to amend their  return and pay  additional  tax and interest on any underpayment for such year.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a capital gain dividend,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

You may receive three different types of distributions from the Fund,  including
exempt-interest   dividends,   taxable   income   dividends   and  capital  gain
distributions.   This  is  true  whether  you  reinvest  your  distributions  in additional Fund shares or receive them in cash.

Exempt-interest  dividends.  Most Fund distributions  consist of exempt-interest dividends  (dividends  paid from interest  earned on municipal  securities).  In
general,   these   dividends  are  exempt  from  regular   federal  income  tax.
Exempt-interest  dividends  from  interest  earned on  municipal  securities  of
Arizona,  or its  political  subdivisions,  generally  are also exempt from that state's  personal income tax.  Income from municipal  securities of other states generally  does not  qualify as  tax-free.  Because of these tax  exemptions,  a tax-free fund may not be a suitable  investment for  retirement  plans and other tax-exempt  investors.  Corporate  shareholders should note that these dividends may be fully taxable in states that impose  corporate  franchise taxes, and they should  consult  with their tax  advisors  about the  taxability  of this income before investing in the Fund.

Exempt-interest  dividends are taken into account when  determining  the taxable portion of your social security or railroad  retirement  benefits.  The Fund may invest a portion of its assets in private  activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.

Taxable  income  dividends.  The Fund may  invest a  portion  of its  assets  in securities that pay income that is not tax-exempt.  The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio  securities.  If you are a taxable investor,  Fund  distributions from this income are taxable to you as ordinary  income,  and  generally  will not be treated as qualified  dividend  income  subject to reduced rates of taxation for individuals.

Capital  gain  distributions.  The Fund also may realize net  long-term  capital gains and  distribute  these gains to you as capital gain  distributions.  These distributions  are taxable to you as long-term  capital gains no matter how long you have owned your shares.

Backup  withholding.  If you do not provide  the Fund with your proper  taxpayer identification number and certain required certifications, you may be subject to backup  withholding on any  distributions  of taxable  income,  capital gains or proceeds from the redemption of your shares.  The Fund also must withhold if the
IRS instructs it to do so. When withholding is required,  the amount will be 28%
of any distributions or proceeds paid.

Sales or  exchanges  of Fund shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R) Fund is the same as a sale.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

The following  discussion relates to certain state tax consequences of investing in the Fund.  The  information  is  current  as of the date of this  Prospectus.
Distributions  from the Fund  including  exempt-interest  dividends  and capital gains  distributions  may be subject to tax in states other than Arizona.  We do not intend this information to replace careful tax planning and we encourage you to consult your tax advisor regarding your own tax situation.

Arizona State Taxation
You may  exclude  any  exempt  interest  dividends  paid to you by the  Tax-Free
Arizona Fund from your Arizona  taxable income if they can be excluded from your gross  income for  federal  income tax  purposes  and if they are  derived  from interest on:

o    obligations of the State of Arizona and its political subdivisions; or
o    qualifying  obligations of United States  territories and possessions  that are exempt from state taxation under federal law.

You may exclude  dividends derived from interest on these securities to the same extent as if you held these  securities  directly  rather than investing in them through a mutual fund.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

Certain management considerations

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon the receipt of an exemptive  order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the Manager of
Managers Structure. The use of the Manager of Managers Structure with respect to the Fund may be  subject to certain  conditions  set forth in the SEC  exemptive order or rule.  There can be no  assurance  that the SEC will  grant the  Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

Financial highlights

The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. The information has been audited by [________________], whose reports,  along with the Fund's financial statements,  are included in the
Fund's annual reports, which are available upon request by calling 800 523-1918.

                                                   Net
                                                   Real-
                                                   ized               Distri-
                                                   and                butions
                                                  Unreal-             from
                                                   ized      Divi-     Net
                                                   Gain      dends     Real-
                           Net                    (Loss)     from      ized         Net
                          Asset          Net        on        Net      Gain        Asset
                          Value,       Invest-     from     Invest-     on         Value,
                        Beginning       ment      Invest-    ment     Invest-      End of
                        of Period      Income     ments     Income     ments       Period

Delaware Tax-Free
Arizona Fund
Class A - 8/31/06
Class A - 8/31/05          $11.410       0.468      0.174   (0.468)   (0.024)     $11.560
Class A - 8/31/04           11.160       0.469      0.308   (0.469)   (0.058)      11.410
Class A - 8/31/03           11.530       0.502    (0.253)   (0.502)   (0.117)      11.160
Class A - 8/31/02(3)        11.500       0.510      0.100   (0.510)   (0.070)      11.530

Class B - 8/31/06
Class B - 8/31/05          $11.420       0.382      0.174   (0.382)   (0.024)     $11.570
Class B - 8/31/04           11.170       0.384      0.308   (0.384)   (0.058)      11.420
Class B - 8/31/03           11.540       0.416    (0.253)   (0.416)   (0.117)      11.170
Class B - 8/31/02(3)        11.500       0.426      0.110   (0.426)   (0.070)      11.540

Class C - 8/31/06
Class C - 8/31/05          $11.430       0.382      0.174   (0.382)   (0.024)     $11.580
Class C - 8/31/04           11.180       0.384      0.308   (0.384)   (0.058)      11.430
Class C - 8/31/03           11.550       0.415    (0.253)   (0.415)   (0.117)      11.180
Class C - 8/31/02(3)        11.520       0.426      0.100   (0.426)   (0.070)      11.550

                                                             Ratio                 Ratio                                                                                    Net
                                                             of Ex-               of  Net
                                                             penses               Invest-
                                                              to                   ment
                                                            Average               Income
                                                              Net                   to
                                                             Assets               Averge
                                                              Prior                Net
                                                               to                  Assets
                                                               Ex-                 Prior
                                                              pense     Ratio       to
                                                              Limi-    of Net     Expense
                                                 Ratio of    tation   Invest-      Limi-
                                         Net       Ex-        and       ment      tation
                                       Assets,    penses      Ex-       Income    and Ex-
                                       End of       to       penses      to        Paid      Port-
                                       Period     Average     Paid     Average     penses    folio
                          Total         (000        Net       Indi-      Net         Indi-   Turn-
                        Return(1)     Omitted)    Assets     rectly     Assets     rectly    over
Delaware Tax-Free
Arizona Fund
Class A - 8/31/06
Class A - 8/31/05            5.74%    $134,874      0.80%     0.91%     4.07%       3.96%       3%
Class A - 8/31/04            7.09%     122,436      0.90%     0.90%     4.14%       4.14%      19%
Class A - 8/31/03         2.17%(2)     129,683      0.86%     0.91%     4.37%       4.32%      29%
Class A - 8/31/02(3)         5.54%     141,424      0.90%     0.90%     4.50%       4.50%      46%

Class B - 8/31/06
Class B - 8/31/05            4.95%     $19,005      1.55%     1.66%     3.32%       3.21%       3%
Class B - 8/31/04            6.28%      13,355      1.65%     1.65%     3.39%       3.39%      19%
Class B - 8/31/03         1.41%(2)      14,666      1.61%     1.66%     3.62%       3.57%      29%
Class B - 8/31/02(3)         4.83%      13,678      1.65%     1.65%     3.75%       3.75%      46%

Class C - 8/31/06
Class C - 8/31/05            4.94%      $8,591      1.55%     1.66%     3.32%       3.21%       3%
Class C - 8/31/04            6.27%       6,651      1.65%     1.65%     3.39%       3.39%      19%
Class C - 8/31/03            1.40%       8,544      1.61%     1.66%     3.62%       3.57%      29%
Class C - 8/31/02(3)         4.73%       8,115      1.65%     1.65%     3.75%       3.75%      46%

Notes to financial highlights

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

(2)  Total  return  reflects  the  expense  limitations  in effect for the Fund.
     Performance  would have been lower had the expense  limitations not been in effect.

(3)  As required,  effective  September 1, 2001, the Fund adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  that require  amortization of all premium and discounts on debt securities.  The effect of this change for the year ended August 31, 2002 was as follows:

                                            Increase (Decrease)
                     -------------------------------------------------------------------
                                               Net Realized and        Ratio of Net
                     Net Investment Income     Unrealized Gain     Investment Income to
                           per Share          (Loss) per Share     Average Net Assets
Delaware Tax-Free             ---                   ---                    ---
Arizona Fund

Per share data and ratios for periods  prior to  September 1, 2001 have not been restated to reflect this change in accounting.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized  gain on  investments  occurs when we sell an investment at a profit, while a realized  loss  occurs  when we sell an  investment  at a loss.  When an investment  increases  or decreases in value but we do not sell it, we record an unrealized  gain or loss.  The amount of realized  gain,  if any, that we pay to
shareholders   would  be  listed  under  "Less  dividends  and  distributions  -
Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights tables,  we include  applicable  fee waivers,  exclude front end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single security. High turnover can result in increased transaction cots and tax liability for investors and may affect a fund's performance.

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Alternative minimum tax
A federal tax designed to ensure that  individuals and  corporations  with large incomes owe at least some income tax.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is inversely  related to current  interest  rates.  When interest rates rise,  bond prices fall,  and when interest rates fall,  bond prices rise. See  Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

Redeem
To cash in your shares by selling them back to the mutual fund.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current SAI, which we have filed electronically with the Securities and Exchange
Commission  (SEC)  and  which  is  legally  a part  of  this  Prospectus  (it is incorporated  by  reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market  Street,  Philadelphia,  PA  19103-7094,  or call toll-free  800  523-1918.  The Fund's SAI and annual and  semiannual  reports to shareholders are also available, free of charge, through the Fund's internet Web site  (www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

--------------------------------------------------------------------------------

                    CONTACT INFORMATION

                    WEB SITE
                    www.delawareinvestments.com

                    E-MAIL
                    service@delinvest.com

                    SHAREHOLDER SERVICE CENTER
                    800 523-1918
                    Call the Shareholder Service Center Monday to Friday, 8 a.m.
                    to 7 p.m. Eastern Time:
                    o    For fund  information,  literature,  price,  yield  and
                         performance figures.
                    0    For information on existing regular investment accounts
                         and   retirement    plan   accounts    including   wire
                         investments,  wire redemptions,  telephone  redemptions
                         and telephone exchanges.

                            DELAPHONE SERVICE
                            800 362-FUND (800 362-3863)
                    o    For convenient access to account information or current
                         performance  information on all Delaware Investments(R)
                         Funds  seven  days a week,  24  hours a day,  use  this
                         Touch-Tone(R)service.

                    Investment Company Act file number: 811-4973

Fund Symbols

                                           NASDAQ Symbols
                                   --------------------------------
                                    Class A   Class B    Class C
Delaware Tax-Free Arizona Fund       VAZIX     DVABX      DVACX

                                     CUSIP Numbers
                                   -----------------------------------------
                                     Class A       Class B      Class C
                                     928916204     928928639    928916501

PR-319 [8/05] IVES 12/05

                       STATEMENT OF ADDITIONAL INFORMATION
                               December [__], 2005

                      DELAWARE INVESTMENTS MUNICIPAL TRUST
                      (formerly Voyageur Investment Trust)
                     Delaware Tax-Free Florida Insured Fund
                             VOYAGEUR INSURED FUNDS
                         Delaware Tax-Free Arizona Fund
               (formerly, Delaware Tax-Free Arizona Insured Fund)
                    Delaware Tax-Free Minnesota Insured Fund
                      VOYAGEUR INTERMEDIATE TAX FREE FUNDS
                  Delaware Tax-Free Minnesota Intermediate Fund
                              VOYAGEUR MUTUAL FUNDS
                Delaware Minnesota High-Yield Municipal Bond Fund
                        Delaware Tax-Free California Fund
                          Delaware Tax-Free Idaho Fund
                         Delaware Tax-Free New York Fund
                            VOYAGEUR MUTUAL FUNDS II
                         Delaware Tax-Free Colorado Fund
                             VOYAGEUR TAX FREE FUNDS
                        Delaware Tax-Free Minnesota Fund

                 2005 Market Street, Philadelphia, PA 19103-7094

       For Prospectus, Performance and Information on Existing Accounts of
          Class A Shares, Class B Shares, Class C Shares: 800 523-1918

     This Statement of Additional Information ("Part B") describes shares of the
municipal   bond  funds  listed  above  (each   individually,   a  "Fund",   and
collectively,  the  "Funds"),  which  are  series of the  registered  investment companies indicated above (each a "Trust" and together, the "Trusts"). Each Fund offers Class A, B and C Shares (each  individually,  a "Class" and collectively, the "Fund  Classes").  All  references  to  "shares" in this Part B refer to all classes of shares of the  Funds,  except  where  noted.  The  Funds'  investment adviser is Delaware Management Company, a series of Delaware Management Business
Trust (the "Manager").

     This Part B supplements the information contained in the current Prospectus for the Funds,  dated  December  [__],  2006,  as it may be amended from time to time. This Part B should be read in conjunction with the Prospectus. This Part B is not itself a prospectus  but is, in its entirety,  incorporated  by reference into the  Prospectus.  A  Prospectus  may be obtained by writing or calling your investment  dealer or by contacting the Funds'  national  distributor,  Delaware
Distributors,  L.P. (the "Distributor"),  at the above address or by calling the above phone number. The Funds' financial statements, the notes relating thereto, the  financial  highlights  and the  report  of  independent  registered  public accounting firm are  incorporated by reference from the Annual Reports into this
Part B. The Annual  Reports  will  accompany  any request for Part B. The Annual
Reports can be obtained, without charge, by calling 800 523-1918.

----------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
--------------------------------- -------- ---------------------------------- ----------
                                   Page                                         Page
--------------------------------- -------- ---------------------------------- ----------
Organization and Classification            Purchasing Shares
--------------------------------- -------- ---------------------------------- ----------
Investment Objectives,
Restrictions and Policies                  Investment Plans
--------------------------------- -------- ---------------------------------- ----------
                                           Determining Offering Price and
Investment Strategies and Risks            Net Asset Value
--------------------------------- -------- ---------------------------------- ----------
Insurance                                  Redemption and Exchange
--------------------------------- -------- ---------------------------------- ----------
Disclosure of Portfolio
Holdings Information                       Distributions and Taxes
--------------------------------- -------- ---------------------------------- ----------
Management of the Trusts                   Performance Information
--------------------------------- -------- ---------------------------------- ----------
Investment Manager and Other
Service Providers                          Financial Statements
--------------------------------- -------- ---------------------------------- ----------
Portfolio Managers                         Principal Holders
--------------------------------- -------- ---------------------------------- ----------
                                           Appendix A - Special Factors
Trading Practices and Brokerage            Affecting the Funds
--------------------------------- -------- ---------------------------------- ----------
                                           Appendix B - Description of
Capital Structure                          Ratings
--------------------------------- -------- ---------------------------------- ----------

----------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
----------------------------------------------------------------------------------

Organization
     The Trusts are organized as indicated in the table below:

--------------------------------- ----------------------------- --------------------------------
                                       Original Form of         Current Form of Organization
 Trust                                Organization (date)                   (date)
--------------------------------- ----------------------------- --------------------------------
Delaware Investments Municipal     Massachusetts Business Trust     Delaware Statutory Trust
Trust (formerly Voyageur             (September 16, 1991)              (May 19, 2005)
Investment Trust)
--------------------------------- ----------------------------- --------------------------------
Voyageur Insured Funds               Minnesota Corporation         Delaware Statutory Trust
                                       (January 6, 1987)              (November 1, 1999)
--------------------------------- ----------------------------- --------------------------------
Voyageur Intermediate Tax Free       Minnesota Corporation         Delaware Statutory Trust
Funds                                  (January 21, 1985)             (November 1, 1999)
--------------------------------- ----------------------------- --------------------------------
Voyageur Mutual Funds                Minnesota Corporation         Delaware Statutory Trust
                                        (April 14, 1993)              (November 1, 1999)
--------------------------------- ----------------------------- --------------------------------
Voyageur Mutual Funds II             Minnesota Corporation         Delaware Statutory Trust
                                       (January 13, 1987)             (November 1, 1999)
--------------------------------- ----------------------------- --------------------------------
Voyageur Tax Free Funds              Minnesota Corporation         Delaware Statutory Trust
                                      (November 10, 1983)             (November 1, 1999)
--------------------------------- ----------------------------- --------------------------------

Classification
     Each  Trust is an  open-end  management  investment  company.  Each  Fund's portfolio of assets is  non-diversified as defined by the Investment Company Act of 1940 (the "1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Fund's  investment  objectives are described in the  Prospectus.  Each
Fund's  investment  objective  is  fundamental,  and may not be changed  without shareholder approval.

Fundamental Investment Restrictions
     Each Fund has adopted the  following  restrictions  which cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy;  or  (ii)  more  than  50%  of the  outstanding  voting  securities.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

     Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectus,  the Funds will be subject to the following investment  restriction, which is  considered  non-fundamental  and may be  changed  by the  each  Fund's respective Board of Trustees  without  shareholder  approval:  Each Fund may not invest more than 15% of its respective  net assets in securities  that it cannot sell or dispose  of in the  ordinary  course of  business  within  seven days at approximately the value at which the Fund has valued the investment.

     In applying a Fund's policy on concentration: (i) utility companies will be divided  according  to their  services,  for  example,  gas,  gas  transmission, electric  and  telephone  will each be  considered  a  separate  industry;  (ii)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance  will each be  considered  a separate  industry;  and (iii) asset backed securities will be classified  according to the underlying  assets securing such securities.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities at any time,  subject to complying with the Internal  Revenue Code of
1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions  make  such a move  desirable  in  light  of each  Fund's  respective investment  objective.  The Funds will not attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental  to  transactions  undertaken  with a view to  achieving  each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     For the fiscal years ended August 31, 2005 and 2006,  the Funds'  portfolio turnover rates were as follows:

Fund                                                        2006         2005
Tax-Free Arizona Fund                                       [___]%       3%
Tax-Free California Fund                                    [___]%       11%
Tax-Free Colorado Fund                                      [___]%       8%
Tax-Free Florida Insured Fund                               [___]%       17%
Tax-Free Idaho Fund                                         [___]%       27%
Tax-Free Minnesota Fund                                     [___]%       10%
Tax-Free Minnesota Insured Fund                             [___]%       10%
Tax-Free Minnesota Intermediate Fund                        [___]%       25%
Minnesota High-Yield Municipal Bond Fund                    [___]%       3%
Tax-Free New York Fund                                      [___]%       13%

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectus   discusses  the  Funds'  investment   objectives  and  the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Funds' investment  strategies and risks that are included in the Prospectus.

     The Funds invest primarily in tax-exempt obligations.  The term "Tax Exempt
Obligations"  refers  to debt  obligations  issued by or on behalf of a state or territory  or its  agencies,  instrumentalities,  municipalities  and  political subdivisions,  the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax  status)  and with  respect to the Funds,  personal  income tax of the state specified in a Fund's name, if any. Tax Exempt  Obligations are generally issued to obtain funds for various  public  purposes,  including  the  construction  or improvement  of a wide range of public  facilities  such as  airports,  bridges, highways,  housing,  hospitals, mass transportation,  schools, streets and water and sewer works.  Other public purposes for which Tax Exempt  Obligations may be issued include refunding  outstanding  obligations,  obtaining funds for general operating  expenses  and lending  such funds to other  public  institutions  and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or  improvement  of housing  facilities,  convention  or trade show  facilities, airport, mass transit,  industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

     Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the  provisions of  bankruptcy,  insolvency,  reorganization  and other laws  affecting the rights and remedies of creditors,  such as the federal
Bankruptcy  Code,  and laws,  if any,  which may be enacted by the United States
Congress or a state's legislature extending the time for payment of principal or interest,  or both,  or imposing  other  constraints  upon  enforcement  of such obligations  within  constitutional  limitations.  There is also the possibility that,  as a result of litigation  or other  conditions,  the power or ability of issuers to meet their  obligations  for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

     From time to time,  legislation  has been  introduced  in the United States
Congress for the purpose of restricting  the  availability of or eliminating the federal  income tax  exemption for interest on Tax Exempt  Obligations,  some of which have been  enacted.  Additional  proposals may be introduced in the future which, if enacted,  could affect the availability of Tax Exempt  Obligations for investment by the Funds and the value of each Fund's  portfolio.  In such event, management of the Funds may  discontinue the issuance of shares to new investors and may  reevaluate  each Fund's  investment  objective  and policies and submit possible changes in the structure of each Fund for shareholder approval.

     To the extent that the ratings  given by Moody's  Investors  Service,  Inc.
("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc. (formerly Fitch Investors
Service,  L.P.)  ("Fitch") for Tax Exempt  Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment  policies  contained  in the Funds'  Prospectus  and this Part B. The ratings of Moody's,  S&P and Fitch represent their opinions as to the quality of the  Tax  Exempt  Obligations  which  they  undertake  to  rate.  It  should  be emphasized,  however,  that  ratings are  relative  and  subjective  and are not absolute  standards  of  quality.  Although  these  ratings  provide  an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

Derivative Securities
     Each Fund may also acquire  derivative  Tax Exempt  Obligations,  which are custodial  receipts or certificates  underwritten by securities dealers or banks that evidence ownership of future interest payments,  principal payments or both on certain Tax Exempt Obligations. The sponsor of these certificates or receipts typically  purchases  and deposits the  securities  in an  irrevocable  trust or custodial  account  with  a  custodian  bank,  which  then  issues  receipts  or certificates that evidence  ownership of the periodic  unmatured coupon payments and the final principal payment on the obligations.  Although under the terms of a custodial  receipt,  a Fund typically would be authorized to assert its rights directly  against  the  issuer of the  underlying  obligation,  a Fund  could be required to assert  through the custodian bank those rights as may exist against the underlying  issuer.  Thus, in the event the  underlying  issuer fails to pay principal  and/or  interest when due, a Fund may be subject to delays,  expenses and risks that are  greater  than those that would have been  involved if a Fund had purchased a direct obligation of the issuer.

     In addition,  in the event that the trust or custodial account in which the underlying  security  had been  deposited  is  determined  to be an  association taxable as a corporation,  instead of a non-taxable  entity, it would be subject to state (and with respect to Tax-Free New York Fund, potentially New York City)
income  tax  (but  not  federal  income  tax) on the  income  it  earned  on the underlying  security,  and the yield on the  security  paid to such Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore,  amounts paid by the trust or  custodial  account to a Fund  would lose their  tax-exempt character and become taxable,  for federal and state  purposes,  in the hands of such Fund and its shareholders. However, each Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the  receipts is tax exempt.  If a Fund  invests in  custodial  receipts,  it is possible  that a  portion  of the  discount  at which  that Fund  purchases  the receipts  might have to be accrued as taxable income during the period that such
Fund holds the receipts.

     The  principal  and  interest  payments  on  the  Tax  Exempt   Obligations
underlying custodial receipts or trust certificates may be allocated in a number of ways.  For example,  payments may be  allocated  such that certain  custodial receipts or trust  certificates may have variable or floating interest rates and others may be stripped  securities  which pay only the principal or interest due on the underlying Tax Exempt Obligations. The Funds may also invest in custodial receipts or trust  certificates  which are "inverse floating  obligations" (also sometimes  referred to as  "residual  interest  bonds").  These  securities  pay interest rates that vary inversely to changes in the interest rates of specified short-term  Tax  Exempt  Obligations  or  an  index  of  short-term  Tax  Exempt
Obligations.  Thus, as market  interest  rates  increase,  the interest rates on inverse floating obligations decrease.  Conversely, as market rates decline, the interest rates on inverse floating  obligations  increase.  Such securities have the effect of  providing a degree of  investment  leverage,  since the  interest rates on such securities will generally  change at a rate which is a multiple of the change in the interest  rates of the  specified  Tax Exempt  Obligations  or index.  As a result,  the market  values of inverse  floating  obligations  will generally  be  more  volatile  than  the  market  values  of  other  Tax  Exempt
Obligations  and  investments  in these types of  obligations  will increase the volatility of the net asset value of shares of the Funds.

     For each Fund, other than Delaware Minnesota High-Yield Municipal Bond Fund
(the  "Minnesota  High-Yield  Fund"),   investments  in  derivative  Tax  Exempt
Obligations,  when combined with  investments  in below  investment  grade rated securities, will not exceed 20% of each Fund's total assets.

Escrow Secured Bonds or Defeased Bonds
     Escrow  secured bonds or defeased  bonds are created when an issuer refunds in advance of maturity (or  pre-refunds)  some of its  outstanding  bonds and it becomes  necessary or desirable to set aside funds for  redemption or payment of the bonds at a future date or dates.  In an advance  refunding,  the issuer will use the  proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities  which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest of the advance  refunded  bond.  Escrow secured bonds will often receive a triple A rating from S&P,  Moody's and Fitch.  The  Tax-Free  Florida  Insured  Fund will purchase escrow secured bonds without additional insurance only where the escrow
is   invested   in   securities   of  the  U.S.   government   or   agencies  or
instrumentalities of the U.S. government.

Floating and Variable Rate Demand Notes
     Variable  rate  master  demand  notes in which  the Funds  may  invest  are unsecured  demand  notes that  permit the  indebtedness  thereunder  to vary and provide for periodic  adjustments in the interest rate according to the terms of the  instrument.  Because  master demand notes are direct  lending  arrangements between a Fund and the issuer,  they are not normally traded.  Although there is no secondary  market in the notes,  a Fund may demand  payment of principal  and accrued  interest at any time. While the notes are not typically rated by credit rating  agencies,  issuers of variable  amount  master  demand  notes (which are normally  manufacturing,  retail,  financial,  and other business concerns) must satisfy  the  same  criteria  as  set  forth  above  for  commercial  paper.  In determining  dollar-weighted  average effective portfolio  maturity,  a variable amount master demand note will be deemed to have a maturity  equal to the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating rate notes purchased by a Fund will be determined by the Manager, under guidelines  established  by each Fund's  Board of  Trustees to be of  comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies.  In making such  determinations,  the Manager will consider the earning power,  cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial,  merchandising,  bank holding and other  companies)  and will  continuously  monitor  their  financial  condition.
Although  there may be no active  secondary  market with respect to a particular variable or floating  rate note  purchased by a Fund,  such Fund may re-sell the note at any time to a third  party.  The  absence  of such an  active  secondary market,  however,  could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note  defaulted on its payment obligations,  and a Fund could, for this or other reasons,  suffer a loss to the  extent of the  default.  Variable  or  floating  rate  notes may be secured by bank letters of credit.

     With respect to Minnesota High-Yield Fund, variable and floating rate notes for which no readily  available  market  exists will be  purchased  in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice),  exceed 10% of such
Fund's total assets only if such notes are subject to a demand feature that will permit  that Fund to demand  payment of the  Principal  within  seven days after demand by such Fund. If not rated,  such instruments must be found by the Fund's
Manager under guidelines  established by such Fund's Board of Trustees, to be of comparable  quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization  that  is not  affiliated  with  the  issuer  or  guarantor  of the instruments.

Forward Commitments
     New  issues  of Tax  Exempt  Obligations  and  other  securities  are often purchased  on a "when  issued" or delayed  delivery  basis,  with  delivery  and payment for the securities normally taking place 15 to 45 days after the date of the  transaction.  The payment  obligation  and the  interest  rate that will be received on the  securities are each fixed at the time the buyer enters into the commitment.  Each Fund may enter into such "forward commitments" if it holds and maintains,  until the settlement  date in a segregated  account,  cash or liquid securities  in an amount  sufficient  to meet the  purchase  price.  There is no percentage  limitation  on each  Fund's  total  assets  which may be invested in forward commitments. Tax Exempt Obligations purchased on a when-issued basis and the securities held in a Fund's  portfolio are subject to changes in value (both generally  changing in the same way,  i.e.,  appreciating  when  interest  rates decline and  depreciating  when  interest  rates  rise) based upon the  public's
perception  of  the  creditworthiness  of  the  issuer  and  changes,   real  or
anticipated, in the level of interest rates. Tax Exempt Obligations purchased on a when-issued  basis may expose a Fund to risk because they may experience  such fluctuations  prior to their actual delivery.  Purchasing Tax Exempt Obligations on a when-issued  basis can involve the additional risk that the yield available in the market when the  delivery  takes place  actually  may be higher than that obtained in the transaction itself. Any significant  commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the
Fund's net asset value.  Although  each Fund will  generally  enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment  prior to settlement if the Manager deems it appropriate to do so. The Funds may  realize  short-term  profits or losses upon the sale of forward commitments.

Government Obligations
     The  Funds may  invest in  securities  issued  or  guaranteed  by the U. S.
government  or its agencies or  instrumentalities.  These  securities  include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance.  Treasury Bills  generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury
Bonds  generally  have  maturities of greater than ten years.  Some  obligations issued or guaranteed by U.S. government agencies and instrumentalities,  such as
Government  National  Mortgage  Association   pass-through   certificates,   are
supported by the full faith and credit of the U.S. Treasury;  other obligations, such as those of the Federal  Home Loan  Banks,  are secured by the right of the issuer to borrow from the Treasury;  other obligations,  such as those issued by
Fannie Mae, are supported by the discretionary  authority of the U.S. government to purchase  certain  obligations  of the agency or  instrumentality;  and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the  instrumentality  itself.  Although the U.S.
government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so  obligated by law.  The Funds will invest in such  securities  only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

Illiquid Investments/Restricted Securities
     Each Fund is  permitted  to invest up to 15% of the value of its net assets in illiquid  investments.  An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately  the  amount  at which  the  investment  company  is  valuing  the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities 1933.
Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory  restrictions  and delays or if registered  under the 1933 Act.  However,  the SEC has acknowledged that a market exists for certain restricted securities (for example,  securities qualifying for resale to certain  "qualified  institutional  buyers" pursuant to
Rule 144A under the 1933 Act, certain forms of interest-only and principal-only, mortgaged-backed U.S. government securities and commercial paper issued pursuant to the private  placement  exemption of Section 4(2) of the 1933 Act). The Funds may invest  without  limitation in these forms of restricted  securities if such securities  are deemed by the Manager to be liquid in accordance  with standards established  by each  Fund's  Board  of  Trustees.  Minnesota  High-Yield  Fund,
however,  is subject to a 10% limit with respect to certain restricted  floating or  variable  rate  demand  notes.  Under these  guidelines,  the  Manager  must consider,  among other  things:  (a) the  frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other  potential  purchasers,  (c) dealer  undertakings  to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

     If the Manager  determines  that a Rule 144A Security  that was  previously determined to be liquid is no longer liquid and, as a result,  a Fund's holdings of  illiquid  securities  exceed  such  Fund's 15% limit on  investment  in such securities,  the Manager will  determine what action to take to ensure that such
Fund continues to adhere to such limitation.

     At the present  time,  it is not possible to predict with  accuracy how the markets for certain restricted securities will develop.  Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  purchasers of the securities  become,  for a time, uninterested in purchasing these securities.

     As described in the Funds' Prospectus, the Funds are permitted to invest in municipal  leases.  Traditionally,  municipal leases have been viewed by the SEC staff as illiquid  investments.  However,  subject to Board standards similar to the standards  applicable to restricted  securities  (as discussed  above),  the
Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Interest Rate and Index Swaps
     Each  Fund may  invest  in  interest  rate and  index  swaps to the  extent consistent with their respective  investment  objectives and strategies.  A Fund will invest in interest rate swaps to adjust its  sensitivity  to interest rates by changing its duration,  to hedge against changes in interest rates or to gain exposure to markets in which the Fund  invests.  A Fund may also use index swaps as a substitute for futures,  options or forward contracts if such contracts are not  available  to the Fund on  favorable  terms.  Each Fund may invest up to an aggregate of 20% of its net assets in futures, options and swaps as long as each
Fund's  investments  in these  securities  when  aggregated  with other  taxable investments,  non-insured securities (for the Tax-Free Florida Insured Fund) and securities  that are rated below  investment  grade  (other  than the  Minnesota
High-Yield Fund) do not exceed 20% of the Fund's total net assets.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by  reference to the London  Inter-Bank  Offered Rate (LIBOR) or the rate set by the Bond Market  Association  (BMA). The typical maximum term of an interest rate swap  agreement  ranges from one to twelve  years.  Index swaps tend to be shorter term,  often for one year. The portfolio  managers  presently intend to purchase swaps with maturities of up to 30 years.

     A Fund may also engage in index swaps,  also called total return swaps.  In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty  will make payments to the Fund based on the positive returns of an index,  such as a  corporate  bond  index,  in return for the Fund paying to the counterparty  a fixed  or  variable  interest  rate,  as well as  paying  to the counterparty  any  negative  returns  on the  index.  In a  sense,  the  Fund is purchasing  exposure  to an index in the  amount of the  notional  principal  in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed-income securities that are included in the index.

     Swap transactions  provide several benefits to a Fund.  Interest rate swaps may be used as a duration  management  tool.  Duration  is a measure of a bond's interest-rate sensitivity,  expressed in terms of years because it is related to the length of time  remaining  on the life of a bond.  In general,  the longer a bond's  duration,  the more  sensitive  the  bond's  price will be to changes in interest rates.  The average  duration of a Fund is the weighted  average of the durations of the Fund's fixed-income securities.

     If a Fund wished to shorten the  duration of certain of its assets,  longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an  interest  rate  swap,  a Fund  could  agree to make  semi-annual  fixed rate payments and receive  semi-annual  floating rate LIBOR or BMA payments  adjusted every six months.  The duration of the floating  rate  payments  received by the
Fund may be six  months.  In  effect,  a Fund can  reduce  the  duration  of the notional  amount  invested from a longer term to six months over the life of the swap agreement.

     A Fund may also use swaps to gain exposure to specific markets.  Other uses of swaps could help permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio or to protect  against an increase in the price of securities the Fund  anticipates  purchasing at a later date.  Interest rate swaps may also be considered  as a substitute  for interest rate futures in many cases where the hedging  horizon is longer than the maturity of the typical futures  contract,  and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

     The  primary  risk  of swap  transactions  is the  creditworthiness  of the counterparty,  since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often  referred  to as  counterparty  risk.  If there is a default  by a counterparty in a swap transaction, a Fund's potential loss is the net amount of payments the Fund is  contractually  entitled to receive for one payment  period
(if any - the Fund could be in a net payment position),  not the entire notional amount, which does not change hands in a swap transaction.  Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction.  A Fund will have contractual remedies pursuant to the swap agreement but, as with any  contractual  remedy,  there is no guarantee that the
Fund would be successful in pursuing  them -- the  counterparty  may be judgment proof due to insolvency,  for example. A Fund thus assumes the risk that it will be  delayed or  prevented  from  obtaining  payments  owed to it.  The  standard industry  swap  agreements  do,  however,  permit  a Fund  to  terminate  a swap agreement  (and thus  avoid  making  additional  payments)  in the event  that a counterparty fails to make a timely payment to the Fund.

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating, permitting them to enter into swap transactions as a dealer. A Fund will not be  permitted  to enter  into any swap  transaction  unless,  at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Manager.
In addition,  the Manager will closely monitor the ongoing  creditworthiness  of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest  rates,  the investment  performance of a Fund which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

     The  extent  to which a Fund  may  invest  in a swap,  as  measured  by the notional  amount,  will be  subject  to the  same  limitations  as the  eligible investments to which the purchased reference rate relates.

     Each  Fund  will,   consistent  with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net  amount of the  excess,  if any,  of the Fund's payment  obligations  over its  entitled  payments  with  respect  to each  swap contract.  To the extent  that a Fund is  obligated  by a swap to pay a fixed or variable  interest rate, the Fund may segregate  securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

     Interest rate swaps may be considered liquid securities because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.
Most index swaps,  on the other hand, are considered to be illiquid  because the counterparty/dealer  will  typically  not  unwind  an  index  swap  prior to its termination  (and,  not  surprisingly,  index  swaps  tend to have much  shorter terms).  Each Fund will  consider the liquidity of each interest rate swap on an individual  basis and treat all index  swaps as  subject  to the  limitation  on illiquid  investments.  For purposes of calculating any percentage  limitations, each Fund will refer to the notional amount of the swap.

     Interest rate swaps will be priced using market prices. Index swaps will be priced  using  fair  value  pricing.  The income  provided  by a swap  should be qualifying  income for purposes of  Subchapter  M of the Code.  Swaps should not otherwise  result in any significant  diversification  or valuation issues under
Subchapter M.

Inverse Floaters
     Each Fund may invest up to 25% of its net assets in inverse  floaters  when the underlying bond is tax-exempt. Otherwise, each Fund's investments in taxable instruments,  non-insured securities (for the Tax-Free Florida Insured Fund) and securities  rated below  investment  grade (other than the Minnesota  High-Yield
Fund),  including  inverse  floaters on taxable bonds, are limited to 20% of the
Fund's net assets.  Inverse  floaters are instruments  with floating or variable interest rates that move in the opposite direction to short-term  interest rates or interest  rate  indices.  Inverse  floaters may be more  volatile  than other tax-exempt investments.

Investment Companies
     Each Fund is permitted to invest in other investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  each Fund may not  operate  as a "fund of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

Options and Futures Transactions
     Each  Fund  may  invest  up to an  aggregate  of 20% of its net  assets  in futures,  options  and  swaps  as long  as  each  Fund's  investments  in  these
securities  when  aggregated   with  other  taxable   investments,   non-insured
securities (for the Tax-Free Florida Insured Fund) and securities that are rated below investment grade (other than the Minnesota  High-Yield Fund) do not exceed
20% of the Fund's total net assets.

     Each Fund may buy and sell put and call options on the  securities in which they may invest,  and certain Funds may enter into futures contracts and options on  futures  contracts  with  respect  to  fixed-income  securities  or based on financial  indices including any index of securities in which a Fund may invest.
Futures  and  options  will  be  used  to  facilitate  allocation  of  a  Fund's investments among asset classes,  to generate income or to hedge against changes in interest  rates or declines in  securities  prices or  increases in prices of securities proposed to be purchased.  Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing  put options and writing (i.e.  selling) call options are  strategies designed to protect  against falling  securities  prices and can limit potential gains if prices rise. Purchasing futures contracts,  purchasing call options and writing put options are strategies  whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain  unchanged  over time option  writing  strategies  tend to be profitable, while  option  buying  strategies  tend to  decline  in value.  The  ability  of
Minnesota High-Yield Fund to engage in options is discussed separately, below.

     Writing  Options.  The Funds may write  (i.e.  sell)  covered  put and call options with respect to the  securities  in which they may invest.  By writing a call option,  a Fund becomes  obligated during the term of the option to deliver the  securities  underlying the option upon payment of the exercise price if the option is  exercised.  The writer of an option may have no control over when the underlying  securities must be sold, in the case of a call option, or purchased, in the case of a put option;  the writer may be  assigned an exercise  notice at any time prior to the termination of the obligation.  By writing a put option, a
Fund becomes  obligated during the term of the option to purchase the securities underlying  the option at the exercise  price if the option is  exercised.  With
respect  to  put  options   written  by  any  Fund,   there  will  have  been  a
predetermination  that  acquisition of the underlying  security is in accordance with the investment objective of such Fund.

     "Covered  options"  means that so long as a Fund is obligated as the writer of a call option,  it will own the underlying  securities  subject to the option
(or  comparable  securities  satisfying  the cover  requirements  of  securities exchanges).  A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and  maintains  with its custodian  cash,  U.S.  government  securities or other liquid  high-grade debt obligations  having a value equal to or greater than the exercise price of the option.

     Through  the  writing of call or put  options,  a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options,  which it retains whether or not the options are exercised.  By writing a call option,  a Fund might lose the potential for gain on the  underlying  security while the option is open, and by writing a put option,  a Fund might become  obligated to purchase the underlying security for more than its current market price upon exercise.

     Purchasing Options.  The Funds may purchase put options in order to protect portfolio  holdings in an  underlying  security  against a decline in the market value of such holdings.  Such  protection is provided during the life of the put because  a Fund may sell the  underlying  security  at the put  exercise  price, regardless of a decline in the underlying security's market price. Any loss to a
Fund  is  limited  to the  premium  paid  for,  and  transaction  costs  paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases,  the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

     A Fund may wish to protect certain portfolio  securities  against a decline in market value at a time when no put options on those particular securities are available for purchase. A Fund may therefore purchase a put option on securities other than those it wishes to  protect  even  though it does not hold such other securities in its portfolio.

     Each of the Funds may also purchase  call  options.  During the life of the call option,  a Fund may buy the underlying  security at the call exercise price regardless of any increase in the underlying  security's  market price. In order for a call option to be profitable,  the market price of the underlying security must  rise  sufficiently  above the  exercise  price to cover  the  premium  and transaction  costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying  security at the time it  purchased  the call  option by the  premium  paid for the call option and by transaction costs.

     Minnesota  High-Yield  Fund.  Minnesota  High-Yield  Fund may purchase call options,  write call options on a covered  basis,  write secured put options and purchase  put  options on a covered  basis  only,  and will not engage in option writing strategies for speculative purposes. The Fund may invest in options that are either listed on a national  securities  exchange (an  "Exchange") or traded over-the-counter.  The Fund may write  covered call options from time to time on such  portion of its  portfolio  as the Manager  determines  is  appropriate  in seeking to obtain the Fund's  investment  objective.  The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate  more than
2% of the  Fund's  total  assets.  The Fund may  liquidate  such a  position  by effecting a closing transaction.  The Fund also may invest up to 2% of its total assets in the purchase of put options.  The Fund will, at all times during which it holds a put option,  own the security  covered by such  option.  The Fund may sell a put  option  which  it  previously  purchased  prior  to the  sale of the underlying  options.  The Fund may sell a put  option  purchased  on  individual securities and may enter into closing transactions.

     Minnesota  High-Yield  Fund may also write put  options on a secured  basis which  means  that the Fund  will  maintain  in a  segregated  account  with its custodian,  cash or U.S.  government  securities  in an amount not less than the exercise price of the option at all times during the option  period.  The amount of cash or U.S.  government  securities  held in the segregated  account will be adjusted  on a daily  basis  to  reflect  changes  in the  market  value  of the securities  covered by the put option  written by the Fund.  Secured put options will generally be written in circumstances  where the Manager wishes to purchase the  underlying  security  for the Fund's  portfolio  at a price  lower than the current  market  price of the  security.  In such event,  the Fund would write a secured put option at an exercise price which,  reduced by the premium  received on the  option,  reflects  the lower  price it is willing  to pay.  The Fund may effect closing transactions with respect to put options it previously wrote.

     The risks associated with Minnesota  High-Yield Fund's options transactions are the same as those discussed above for the other Funds.

     Securities Index Option Trading. The Funds, other than Minnesota High-Yield
Fund, may purchase and write put and call options on securities indexes. Options on securities  indexes are similar to options on securities  except that, rather than the right to take or make delivery of a security at a specified  price,  an option on an index gives the holder the right to receive,  upon  exercise of the option,  an amount of cash if the  closing  level of the  index  upon  which the option is based is greater  than,  in the case of a call,  or less than,  in the case of a put,  the  exercise  price of the option.  The writer of the option is obligated to make delivery of this amount.

     The  effectiveness  of  purchasing  or writing  index  options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price  movements of the index  selected.  Because the value of an index option  depends  upon  movements in the level of the index rather than the price of a particular security,  whether a Fund will realize a gain or loss from the  purchase or writing of options on an index  depends  upon  movements in the level of prices in the relevant  underlying  securities markets generally or, in the  case of  certain  indexes,  in an  industry  market  segment,  rather  than movements in the price of a particular security. Accordingly,  successful use by a Fund of options on security  indexes will be subject to the Manager's  ability to predict correctly  movements in the direction of the stock market or interest rates market  generally or of a particular  industry.  This  requires  different skills  and  techniques  than  predicting  changes  in the  price of  individual securities. In the event the Manager is unsuccessful in predicting the movements of an  index,  a Fund  could  be in a worse  position  than  had no  hedge  been attempted.

     Because  exercises  of index  options  are  settled in cash,  a Fund cannot determine the amount of its settlement  obligations in advance and, with respect to  call  writing,  cannot  provide  in  advance  for its  potential  settlement obligations  by acquiring  and holding the  underlying  securities.  When a Fund writes an option on an index,  that Fund will  segregate or put into escrow with its  custodian  or  pledge  to a broker  as  collateral  for the  option,  cash, high-grade liquid debt securities or "qualified  securities" with a market value determined on a daily basis of not less than 100% of the current market value of the option.

     Options  purchased  and written by a Fund may be exchange  traded or may be options  entered into by that Fund in negotiated  transactions  with  investment dealers and other financial institutions (over-the-counter or "OTC" options such as commercial banks or savings and loan associations) deemed creditworthy by the
Manager.  OTC options  are  illiquid  and it may not be  possible  for a Fund to dispose of options it has  purchased or to terminate  its  obligations  under an option  it has  written  at a  time  when  the  Manager  believes  it  would  be advantageous  to do so. Over the counter  options are subject to each Fund's 15%
illiquid investment limitation.

     Futures Contracts and Options on Futures Contracts. Certain Funds may enter into  futures  contracts  and  purchase  and write  options on these  contracts, including but not limited to interest rate and  securities  index  contracts and put and call options on these futures contracts. These contracts will be entered into on  domestic  and  foreign  exchanges  and  boards  of  trade,  subject  to applicable  regulations  of the  Commodity  Futures  Trading  Commission.  These
transactions  may be entered  into for bona fide  hedging and other  permissible risk management purposes.

     In connection with  transactions  in futures  contracts and writing related options,  each Fund will be required to deposit as "initial  margin" a specified amount of cash or short-term,  U.S.  government  securities.  The initial margin required for a futures  contract is set by the exchange on which the contract is traded.  It is expected that the initial margin would be approximately 1 1/2% to
5% of a contract's face value.  Thereafter,  subsequent payments (referred to as
"variation  margin")  are made to and from the broker to reflect  changes in the value of the futures  contract.  No Fund will purchase or sell futures contracts or related  options if, as a result,  the sum of the initial  margin  deposit on that Fund's existing futures and related options positions and premiums paid for options  or futures  contracts  entered  into for other  than bona fide  hedging purposes would exceed 5% of such Fund's assets.

     Although  futures  contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled through  offsetting  before the date of the contract  without  having to make or take delivery of the securities.  The offsetting of a contractual  obligation is accomplished  by  buying  (or  selling,  as the  case  may be) on a  commodities exchange an identical  futures  contract calling for delivery in the same month.
Such a transaction,  which is effected through a member of an exchange,  cancels
the  obligation  to  make  or  take  delivery  of  the  securities.   Since  all
transactions  in the  futures  market are made,  offset or  fulfilled  through a clearing house associated with the exchange on which the contracts are traded, a
Fund will incur brokerage fees when it purchases or sells futures contracts.

Risks of Transactions in Futures Contracts and Options
     Hedging Risks in Futures Contracts Transactions. There are several risks in using  securities  index or interest rate futures  contracts as hedging devices.
One risk  arises  because  the prices of  futures  contracts  may not  correlate perfectly with movements in the underlying index or financial  instrument due to certain market  distortions.  First,  all participants in the futures market are subject to initial margin and variation margin requirements.  Rather than making additional variation margin payments,  investors may close the contracts through offsetting  transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin  requirements in the securities market, and as a result  the  futures  market may  attract  more  speculators  than does the securities market.  Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect  correlation between movements in indexes of securities and movements in the prices of futures  contracts,  even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

     Another risk arises because of imperfect  correlation  between movements in the value of the futures  contracts  and  movements  in the value of  securities subject  to the hedge.  With  respect to index  futures  contracts,  the risk of imperfect  correlation  increases  as  the  composition  of a  Fund's  portfolio diverges from the financial instruments included in the applicable index.

     Successful use of futures  contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the relevant  underlying  securities  market.  If a Fund has hedged  against the possibility  of an increase in interest rates  adversely  affecting the value of fixed-income  securities  held in its  portfolio  and  interest  rates  decrease instead,  that Fund will lose part or all of the benefit of the increased  value of its security  which it has hedged because it will have  offsetting  losses in its  futures  positions.  In  addition,  in  such  situations,  if  a  Fund  has insufficient cash, it may have to sell securities to meet daily variation margin requirements.  Such sales of  securities  may, but will not  necessarily,  be at increased prices which reflect the rising market or decline in interest rates. A
Fund may have to sell securities at a time when it may be  disadvantageous to do
so.

     Although each Fund  believes that the use of futures  contracts and options thereon will benefit it, if the Manager's  judgment about the general  direction
of  securities  prices  or  interest  rates  is  incorrect,   a  Fund's  overall
performance  may be poorer than if it had not entered into futures  contracts or purchased or sold options thereon. For example, if a Fund seeks to hedge against the  possibility  of an  increase  in  interest  rates,  which  generally  would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead,  such Fund will lose part or all of the benefit of the increased  value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures  positions.
In addition,  particularly  in such  situations,  a Fund may have to sell assets from its  portfolio to meet daily margin  requirements  at a time when it may be disadvantageous to do so.

     Liquidity  of Futures  Contracts.  A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate  the hedge  position held by that Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made,  additional  cash as required  is paid by or to a Fund,  and that
Fund realizes a loss or a gain.

     Positions in futures  contracts  may be closed only on an exchange or board of trade providing a secondary market for such futures  contracts.  Although the
Funds  intend to enter into  futures  contracts  only on  exchanges or boards of trade  where  there  appears  to be an  active  secondary  market,  there  is no assurance that a liquid secondary market will exist for any particular  contract at any particular time.

     In addition,  most domestic futures exchanges and boards of trade limit the amount of  fluctuation  permitted  in futures  contract  prices  during a single trading day. The daily limit  establishes the maximum amount that the price of a futures  contract may vary either up or down from the previous day's  settlement price at the end of a trading session.  Once the daily limit has been reached in a  particular  contract,  no trades may be made that day at a price  beyond that limit.  The daily limit governs only price movement during a particular  trading day and therefore does not limit potential  losses because the limit may prevent the liquidation of unfavorable  positions.  It is possible that futures contract prices could move to the daily limit for several  consecutive  trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting  some futures  traders to substantial  losses.  In such event, it will not be  possible to close a futures  position  and, in the event of adverse price  movements,  a Fund  would be  required  to make daily  cash  payments  of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements  in the  futures  contract  and thus  provide an offset to losses on a futures contract.

     Risk of Options.  The use of options on financial  instruments  and indexes and on interest rate and index futures contracts also involves  additional risk.
Compared to the purchase or sale of futures  contracts,  the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions  costs). The writing of a call option  generates a premium,  which may partially  offset a decline in the value of a Fund's  portfolio  assets.  By writing a call  option,  such Fund becomes obligated to sell an underlying instrument or a futures contract,  which may have a value higher than the exercise  price.  Conversely,  the writing of a put option generates a premium,  but such Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price.  Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

     The effective use of options  strategies is dependent,  among other things, on a Fund's  ability to terminate  options  positions at a time when the Manager deems it desirable to do so.  Although a Fund will enter into an option position only if the Manager  believes  that a liquid  secondary  market  exists for such option,  there is no  assurance  that such  Fund will be able to effect  closing transactions  at any  particular  time or at an  acceptable  price.  The  Funds'
transactions  involving  options on futures  contracts will be conducted only on recognized exchanges.

     A  Fund's  purchase  or sale  of put or call  options  will be  based  upon predictions  as to  anticipated  interest rates or market trends by the Manager, which could prove to be inaccurate.  Even if the expectations of the Manager are correct,  there may be an imperfect  correlation between the change in the value of the options and of the Fund's portfolio securities.

     The  writer  of an option  may have no  control  over  when the  underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the  termination  of  the  obligation.  Whether  or  not  an  option  expires unexercised,  the writer  retains the amount of the  premium.  This  amount,  of course, may, in the case of a covered call option, be offset by a decline in the market value of the  underlying  security  during the option  period.  If a call option is  exercised,  the writer  experiences a profit or loss from the sale of the underlying security.  If a put option is exercised,  the writer must fulfill the obligation to purchase the  underlying  security at the exercise price which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its  obligation may effect a "closing  purchase  transaction."  This is accomplished by buying an option of the same series as the option  previously  written.  The effect of a purchase is that  the  writer's  position  will be  canceled  by the  clearing  corporation.
However,  a writer may not effect a closing  purchase  transaction  after  being notified of the exercise of an option.  Likewise,  an investor who is the holder
of  an  option  may   liquidate  its  position  by  effecting  a  "closing  sale transaction."  This is  accomplished  by selling an option of the same series as the option  previously  purchased.  There is no guarantee  that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing  transaction  in the case of a written call option will permit a Fund to write  another  call  option on the  underlying  security  with either a different  exercise price or expiration date or both, or in the case of a written  put  option  will  permit a Fund to write  another  put option to the extent  that  the  exercise  price  thereof  is  secured  by  deposited  cash or short-term  securities.  Also,  effecting a closing  transaction will permit the cash or  proceeds  from the  concurrent  sale of any  securities  subject to the option  to be used for  other  Fund  investments.  If a Fund  desires  to sell a particular security from its portfolio on which it has written a call option, it will effect a closing  transaction  prior to or concurrent  with the sale of the security.

     A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option;  a Fund will realize a loss from a closing  transaction  if the price of the  transaction  is more than the premium received  from  writing the option or is less than the premium  paid to purchase the  option.  Because  increases  in the  market  price  of a call  option  will generally reflect increases in the market price of the underlying security,  any loss  resulting  from the  repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

     An option  position  may be closed out only where there  exists a secondary market for an option of the same series.  If a secondary  market does not exist, it might not be possible to effect closing  transactions  in particular  options with the  result  that a Fund  would have to  exercise  the  options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid  secondary  market may include  the  following:  (i)
there may be insufficient trading interest in certain options; (ii) restrictions may be  imposed  by a  national  securities  exchange  ("Exchange")  on  opening transactions or closing  transactions or both; (iii) trading halts,  suspensions or other  restrictions  may be imposed  with  respect to  particular  classes or
series  of  options  or  underlying  securities;   (iv)  unusual  or  unforeseen
circumstances may interrupt normal operations on an Exchange; (v) the facilities of an  Exchange  or the  Options  Clearing  Corporation  may not at all times be adequate to handle current trading volume;  or (vi) one or more Exchanges could, for  economic or other  reasons,  decide or be  compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist,  although outstanding options on that Exchange that had been issued by the Options  Clearing  Corporation as a result of trades on that Exchange  would  continue to be  exercisable  in  accordance  with their terms.

     Certain  Funds may purchase  put options to hedge  against a decline in the value of their  portfolios.  By using put  options in this way,  such Funds will reduce any profit they might otherwise have realized in the underlying  security by the amount of the premium paid for the put option and by transaction costs.

     Certain  Funds may purchase  call  options to hedge  against an increase in price of securities  that such Funds  anticipate  purchasing in the future.  The premium  paid for the call  option  plus any  transaction  costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the  underlying  security  rises  sufficiently,  the  option may expire worthless to that Fund.

     As discussed above, options may be traded over-the-counter ("OTC options").
In an over-the-counter trading environment,  many of the protections afforded to exchange  participants  will not be available.  For example,  there are no daily price fluctuation  limits, and adverse market movements could therefore continue to an  unlimited  extent over a period of time.  OTC options are illiquid and it may not be possible for the Funds to dispose of options  they have  purchased or terminate their obligations under an option they have written at a time when the
Manager believes it would be advantageous to do so. Accordingly, OTC options are subject  to each  Fund's  limitation  that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option.  The Manager  anticipates  that options on Tax Exempt  Obligations  will consist primarily of OTC options.

Repurchase Agreements
     The Funds may invest in repurchase agreements.  A repurchase agreement is a short-term  investment  by which  the  purchaser  acquires  ownership  of a debt security and the seller agrees to repurchase the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.
Should an issuer of a repurchase  agreement  fail to repurchase  the  underlying security,  the loss to a Fund,  if any,  would  be the  difference  between  the repurchase price and the market value of the security.  Each Fund will limit its investments  in repurchase  agreements to those which the Manager  determines to present  minimal credit risks and which are of high quality.  In addition,  each
Fund must have collateral of 102% of the repurchase price, including the portion representing a Fund's yield under such agreements  which is monitored on a daily basis.

     The Funds'  custodian  will hold the  securities  underlying any repurchase agreement  or such  securities  will be part of the Federal  Reserve  Book Entry
System. The market value of the collateral  underlying the repurchase  agreement will be  determined on each business day. If at any time the market value of the collateral  falls  below  the  repurchase  price  of  the  repurchase  agreement
(including any accrued interest),  the obligor under the agreement will promptly furnish  additional  collateral to the Funds' custodian (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

     The  funds  in  the   Delaware   Investments   family   (each  a   Delaware
Investments(R) Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an exemption from the  joint-transaction  prohibitions of Section 17(d)
of the 1940 Act to allow  certain  funds  jointly to invest cash  balances.  The
Funds may invest cash  balances in a joint  repurchase  agreement in  accordance with the terms of the Order and subject  generally to the  conditions  described above.

Reverse Repurchase Agreements
     Certain Funds (Tax-Free  California  Fund,  Tax-Free Idaho Fund,  Minnesota
High-Yield  Fund and Tax-Free  New York Fund) may engage in "reverse  repurchase agreements" with banks and securities  dealers with respect to not more than 10%
of  the  Fund's  total  assets.   Reverse  repurchase  agreements  are  ordinary
repurchase  agreements  in which  the Fund is the  seller  of,  rather  than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later  repurchase of the  securities  because it avoids certain market risks and  transaction  costs.  Because  certain of the  incidents of ownership of the security are retained by the Fund, reverse repurchase  agreements are considered a form of borrowing by the Fund from the buyer,  collateralized by the security.
At the time a Fund enters into a reverse  repurchase  agreement,  cash or liquid having a value  sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the  obligation.  Reverse  repurchase  agreements may be used as a means of borrowing for  investment  purposes  subject to the 10%  limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may  exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's  portfolio.  Money  borrowed for  leveraging  will be subject to interest  costs which may or may not be  recovered  by income from or appreciation  of the  securities  purchased.  Because the Funds do not currently intend  to  utilize  reverse  repurchase  agreements  in  excess of 10% of total assets,  the  Funds  believe  the  risks  of  leveraging  due to use of  reverse repurchase  agreements to principal are reduced.  The Manager  believes that the limited use of leverage may  facilitate  the Funds'  ability to provide  current income without adversely affecting the Funds' ability to preserve capital.

State or Municipal Lease Obligations
     Municipal  leases may take the form of a lease with an option to  purchase,
an  installment   purchase   contract,   a  conditional   sales  contract  or  a
participation  certificate  in any of the foregoing.  In  determining  leases in which the Funds will invest,  the Manager will evaluate the credit rating of the lessee and the terms of the lease.  Additionally,  the Manager may require  that certain  municipal  leases be secured  by a letter of credit or put  arrangement with an independent financial institution.  State or municipal lease obligations frequently  have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

     The statutes of many states contain requirements with which such states and municipalities  must comply whenever  incurring  debt.  These  requirements  may include  approving  voter  referendums,  debt limits,  interest  rate limits and public sale  requirements.  Leases have evolved as a means for public  bodies to acquire  property  and  equipment  without  needing  to  comply  with all of the statutory  requirements for the issuance of debt. The debt-issuance  limitations may be inapplicable for one or more of the following reasons:  (1) the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the public  body has no  obligation  to make  future  payments  under  the  lease or contract  unless  money is  appropriated  for such  purpose  by the  appropriate legislative  body on a yearly or other periodic  basis (the  "non-appropriation"
clause);  (2) the exclusion of a lease or  conditional  sales  contract from the definition of  indebtedness  under relevant state law; or (3) the lease provides for  termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

     If the lease is  terminated  by the public  body for  non-appropriation  or another  reason not  constituting  a default under the lease,  the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property  without any recourse to the general credit of the public body.  The  disposition  of the  leased  property  by the lessor in the event of termination  of the lease  might,  in many cases,  prove  difficult or result in loss.

Taxable Obligations
     The Funds may invest to a limited  extent in obligations  and  instruments, the interest on which is  includable in gross income for purposes of federal and state income taxation.

     The Funds also may invest in certificates of deposit,  bankers' acceptances and other time deposits.  Certificates of deposit are certificates  representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit.  Bankers'  acceptances are credit  instruments evidencing  the  obligation  of a bank to pay a draft drawn on it by a customer.
Time deposits are non-negotiable  deposits  maintained in a banking  institution for a  specified  period of time at a stated  interest  rate.  With  respect  to
Tax-Free  Colorado Fund,  investments in time deposits  generally are limited to
London  branches  of  domestic  banks  that have  total  assets in excess of one billion dollars.

Zero Coupon Bonds and Pay-in-Kind Bonds
     The  Funds  may  invest  in  zero-coupon  and  payment-in-kind  Tax  Exempt
Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value,  which discount varies  depending on the time remaining  until cash payments  begin,  prevailing  interest  rates, liquidity of the security and the perceived  credit  quality of the issuer.  The market prices of zero coupon  securities  are  generally  more volatile than the market prices of  securities  that pay interest  periodically  and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.  Current federal income tax law  requires  that a holder of a taxable  zero  coupon  security  report as income each year the portion of the  original  issue  discount of such  security that  accrues  that year,  even though the holder  receives no cash  payments of interest  during the year.  Each Fund has  qualified  as a regulated  investment company  under the Code.  Accordingly,  during  periods when a Fund  receives no interest payments on its zero coupon securities,  it will be required,  in order to maintain its desired tax  treatment,  to distribute  cash  approximating  the income  attributable to such securities.  Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor  discussed above.  Payment-in-kind  securities are securities that pay interest through the issuance of additional securities. Such securities  generally are more volatile in response to changes in interest rates and are more  speculative  investments  than are  securities  that pay  interest periodically in cash.

----------------------------------------------------------------------------------
                                    INSURANCE
----------------------------------------------------------------------------------

     The Manager  anticipates that  substantially  all of the insured Tax Exempt
Obligations in the Tax-Free Florida Insured Fund's investment  portfolio will be covered by either Primary Insurance or Secondary Market Insurance. However, as a
non-fundamental  policy,  the Fund must obtain  Portfolio  Insurance  on all Tax
Exempt  Obligations  requiring  insurance that are not covered by either Primary
Insurance or Secondary Market  Insurance.  Both Primary  Insurance and Secondary
Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Portfolio Insurance,  if any, would be paid from the Fund's assets and would reduce  the  current  yield on its  investment  portfolio  by the amount of such premiums.  However,  the Fund is permitted to invest up to 20% of its net assets in non-insured municipal securities.

     Because Portfolio Insurance coverage terminates upon the sale of an insured security from the Fund's  portfolio,  such  insurance does not have an effect on the resale value of the security.  Therefore, unless the Fund elects to purchase
Secondary  Market  Insurance with respect to such  securities or such securities are already  covered by Primary  Insurance,  it  generally  will retain any such securities insured by Portfolio Insurance which are in default or in significant risk of default, and will place a value on the insurance equal to the difference between  the market  value of the  defaulted  security  and the market  value of similar securities which are not in default.

     The Fund is authorized  to obtain  Portfolio  Insurance  from insurers that have obtained a claims-paying ability rating of "AAA" from S&P or Fitch or "Aaa"
(or a short-term  rating of "MIG-1")  from  Moody's,  which may  include,  among
others,  AMBAC  Indemnity  Corporation   ("AMBAC"),   Municipal  Bond  Investors
Assurance Corporation  ("MBIA"),  Financial Guaranty Insurance Company ("FGIC"),
Financial Security Assurance,  Inc. ("FSA"), XL Capital Assurance, Inc. ("XLCA")
and CIFG.

     A Moody's  insurance  claims-paying  ability  rating is an  opinion  of the ability  of  an  insurance  company  to  repay  punctually  senior  policyholder obligations  and claims.  An insurer  with an  insurance  claims-paying  ability rating of Aaa is adjudged by Moody's to be of the best  quality.  In the opinion of Moody's,  the policy  obligations  of an insurance  company with an insurance claims-paying  ability  rating of Aaa carry the  smallest  degree of credit risk and, while the financial  strength of these companies is likely to change,  such changes  as  can be  visualized  are  most  unlikely  to  impair  the  company's fundamentally strong position. An S&P insurance  claims-paying ability rating is an assessment of an operating  insurance  company's  financial  capacity to meet obligations  under an insurance  policy in accordance with its terms. An insurer with an insurance  claims-paying  ability  rating of AAA has the highest  rating assigned  by S&P.  The  capacity  of an  insurer  so rated  to  honor  insurance contracts is adjudged by S&P to be extremely  strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength ("IFS") rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior  obligations to policyholders  and contract holders on a timely  basis.  Insurers that are assigned an AAA IFS rating by Fitch are viewed as possessing  exceptionally  strong capacity to meet  policyholder and contract obligations.  For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

     An insurance  claims-paying  ability rating by Moody's,  S&P, or Fitch does not  constitute  an opinion on any specific  insurance  contract in that such an opinion can only be rendered upon the review of the specific insurance contract.
Furthermore,  an  insurance  claims-paying  ability  rating  does not take  into account  deductibles,  surrender or cancellation  penalties or the timeliness of payment;  nor does it  address  the  ability  of a  company  to meet  non-policy obligations (i.e., debt contracts).

     The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate  process  from the  determination  of insurance  claims-paying  ability ratings.  The  likelihood  of a timely  flow of funds  from the  insurer  to the trustee for the bondholders is a likely element in the rating  determination for such debt issues.

     As of the date of this Part B, each of AMBAC,  MBIA,  FGIC,  FSA, XLCA, and
CIFG has insurance  claims-paying  ability ratings of Aaa from Moody's, AAA from
S&P, and AAA from Fitch.

     AMBAC has received a letter ruling from the Internal  Revenue Service which holds in effect  that  insurance  proceeds  representing  maturing  interest  on
defaulted   municipal   obligations  paid  by  AMBAC  to  municipal  bond  funds
substantially similar to the Insured Fund, under policy provisions substantially identical to those  contained in its municipal  bond insurance  policy,  will be excludable from federal gross income under Section 103(a) of the Code.

     None of AMBAC, MBIA, FGIC, FSA, XLCA, or CIFG or any associate thereof, has any material business relationship, direct or indirect, with the Funds.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. A list of each Fund's portfolio holdings monthly,  with a 30 day lag, is posted on the Funds' Web site, www.delawareinvestments.com. In addition, on a 10 day lag, we also make  available a  month-end  summary  listing of the number of each Fund's securities,  country and asset  allocations,  and top ten securities and  sectors by  percentage  of  holdings  for each Fund.  This  information  is available publicly to any and all shareholders free of charge once posted on the
Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     Each Trust's Board of Trustees will be notified of any  substantial  change to the  foregoing  procedures.  Each Board of Trustees  also  receives an annual report from the Funds'  Chief  Compliance  Officer  which,  among other  things, addresses the operation of the Funds'  procedures  concerning  the disclosure of portfolio holdings information.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments(R)  Funds.  [As of December
[__],  2006,  the  Trusts'  officers  and  Trustees  owned  less  than 1% of the outstanding  shares of each  Class of each  Fund.]  Each  Trust's  Trustees  and principal  officers  are noted  below  along with their ages and their  business experience  for the past five years.  The Trustees  serve for  indefinite  terms until their resignation, death or removal.

------------------ --------------- ---------------- ------------------- ------------ -----------------
                                                                         Number of
                                                                        Portfolios        Other
                                                                          in Fund     Directorships
                                                        Principal         Complex        Held by
                    Position(s)                       Occupation(s)      Overseen        Trustee/
Name, Address      Held with the   Length of Time     During Past 5     by Trustee     Director or
and Birthdate          Trusts          Served             Years         or Officer       Officer
------------------ --------------- ---------------- ------------------- ------------ -----------------
Interested Trustees
----------------- ---------------- ---------------- ------------------- ------------ -----------------
Patrick P.           Chairman,      Chairman and      Mr. Coyne has         84             None
Coyne(2)            President,      Trustee since   served in various
2005 Market            Chief       August 16, 2006      executive
Street               Executive                        capacities at
Philadelphia,       Officer and     President and    different times
PA 19103              Trustee           Chief          at Delaware
                                      Executive       Investments(1)
April 14, 1963                      Officer since
                                   August 1, 2006
------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------
Thomas L. Bennett     Trustee          1 Year        Private Investor       84             None
2005 Market                                                 -
Street                                                (March 2004 -
Philadelphia, PA                                         Present)
19103
                                                        Investment
October 4, 1947                                         Manager -
                                                     Morgan Stanley &
                                                           Co.
                                                     (January 1984 -
                                                       March 2004)

------------------ --------------- ---------------- ------------------- ------------ -----------------
John A. Fry           Trustee          5 Years         President -          84          Director -
2005 Market                                             Franklin &                      Community
Street                                               Marshall College                 Health Systems
Philadelphia, PA                                       (June 2002 -
19103                                                    Present)

May 28, 1960                                          Executive Vice
                                                       President -
                                                      University of
                                                       Pennsylvania
                                                      (April 1995 -
                                                        June 2002)

------------------ --------------- ---------------- ------------------- ------------ -----------------
Anthony D. Knerr      Trustee         13 Years       Founder/Managing       84             None
2005 Market                                             Director -
Street                                               Anthony Knerr &
Philadelphia, PA                                        Associates
19103                                                   (Strategic
                                                       Consulting)
December 7, 1938                                     (1990 - Present)

------------------ --------------- ---------------- ------------------- ------------ -----------------
Lucinda S.            Trustee          1 Year        Chief Investment       84             None
Landreth                                                Officer -
2005 Market                                           Assurant, Inc.
Street                                                 (Insurance)
Philadelphia, PA                                      (2002 - 2004)
19103

June 24, 1947

------------------ --------------- ---------------- ------------------- ------------ -----------------
Ann R. Leven          Trustee         17 Years       Treasurer/Chief        84         Director and
2005 Market                                         Fiscal Officer --                 Audit Committee
Street                                               National Gallery                 Chairperson -
Philadelphia, PA                                          of Art                       Andy Warhol
19103                                                 (1994 - 1999)                     Foundation

November 1, 1940                                                                       Director and
                                                                                      Audit Committee
                                                                                         Member -
                                                                                      Systemax Inc.

------------------ --------------- ---------------- ------------------- ------------ -----------------
Thomas F. Madison     Trustee         12 Years       President/Chief        84          Director -
2005 Market                                         Executive Officer                 Banner Health
Street                                               - MLM Partners,
Philadelphia, PA                                           Inc.                         Director -
19103                                                (Small Business                   CenterPoint
                                                       Investing &                        Energy
February 25, 1936                                      Consulting)
                                                     (January 1993 -                   Director and
                                                         Present)                    Audit Committee
                                                                                         Member -
                                                                                      Digital River
                                                                                           Inc.

                                                                                       Director and
                                                                                     Audit Committee
                                                                                         Member -
                                                                                          Rimage
                                                                                       Corporation

                                                                                        Director -
                                                                                         Valmont
                                                                                     Industries, Inc.

------------------ --------------- ---------------- ------------------- ------------ -----------------
Janet L. Yeomans      Trustee          7 Years        Vice President        84             None
2005 Market                                          (January 2003 -
Street                                                   Present)
Philadelphia, PA                                      and Treasurer
19103                                                (January 2006 -
                                                         Present)
July 31, 1948                                         3M Corporation

                                                     Ms. Yeomans has
                                                       held various
                                                        management
                                                     positions at 3M
                                                    Corporation since
                                                          1983.

------------------ --------------- ---------------- ------------------- ------------ -----------------
J. Richard Zecher     Trustee          1 Year           Founder -           84         Director and
2005 Market                                         Investor Analytics                Audit Committee
Street                                              (Risk Management)                    Member -
Philadelphia, PA                                       (May 1999 -                       Investor
19103                                                    Present)                       Analytics

July 3, 1940                                                                           Director and
                                                                                      Audit Committee
                                                                                         Member -
                                                                                      Oxigene, Inc.

------------------ --------------- ---------------- ------------------- ------------ -----------------

                                                                         Number of
                                                                        Portfolios        Other
                                                                          in Fund     Directorships
                                                        Principal         Complex        Held by
                    Position(s)                       Occupation(s)      Overseen        Trustee/
Name, Address      Held with the   Length of Time     During Past 5     by Trustee     Director or
and Birthdate          Trusts          Served             Years         or Officer       Officer
------------------ --------------- ---------------- ------------------- ------------ -----------------
Officers
------------------ --------------- ---------------- ------------------- ------------ -----------------
David F. Connor         Vice       Vice President     Mr. Connor has        84           None(3)
2005 Market          President,         since         served as Vice
Street                 Deputy       September 21,     President and
Philadelphia, PA      General         2000 and        Deputy General
19103               Counsel and       Secretary         Counsel at
                     Secretary      since October        Delaware
December 2, 1963                      25, 2005      Investments since
                                                           2000

------------------ --------------- ---------------- ------------------- ------------ -----------------
David P. O'Connor   Senior Vice      Senior Vice     Mr. O'Connor has       84           None(3)
2005 Market          President,      President,     served in various
Street                General          General        executive and
Philadelphia, PA    Counsel and      Counsel and     legal capacities
19103               Chief Legal      Chief Legal       at different
                      Officer       Officer since   times at Delaware
February 21, 1966                    October 25,       Investments
                                        2005

------------------ --------------- ---------------- ------------------- ------------ -----------------
John J. O'Connor    Senior Vice       Treasurer      Mr. O'Connor has       84           None(3)
2005 Market        President and   since February   served in various
Street               Treasurer        17, 2005          executive
Philadelphia, PA                                      capacities at
19103                                                different times
                                                       at Delaware
June 16, 1957                                          Investments

------------------ --------------- ---------------- ------------------- ------------ -----------------
Richard Salus          Chief            Chief         Mr. Salus has         84           None(3)
2005 Market          Financial        Financial     served in various
Street                Officer       Officer since       executive
Philadelphia, PA                     November 1,      capacities at
19103                                   2006         different times
                                                       at Delaware
October 4, 1963                                        Investments

------------------------------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trusts'  Manager, principal underwriter and transfer agent.

(2)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trusts' Manager.

(3)  Messrs. Connor, David P. O'Connor, John J. O'Connor and Salus also serve in similar  capacities for the six portfolios of the Optimum Fund Trust, which have the same  Manager,  principal  underwriter  and transfer  agent as the
     Trusts.  Mr. John J. O'Connor also serves in a similar capacity for Lincoln
     Variable Insurance Products Trust, which has the same investment manager as the Trusts.

------------------------------------------------------------------------------------------------------

     Following is  additional  information  regarding  investment  professionals affiliated with the Trusts.

------------------ --------------------------- ---------------------- --------------------------------
Name, Address      Position(s) Held with the         Length of         Principal Occupation(s) During
and Birthdate                Funds                  Time Served                 Past 5 Years
------------------ --------------------------- ---------------------- --------------------------------
Joseph R. Baxter          Senior Vice                 6 Years           During the past five years,
2005 Market            President/Head of                                 Mr. Baxter has served in
Street             Municipal Bond Investments                              various capacities at
Philadelphia, PA                                                        different times at Delaware
19103                                                                          Investments.

July 31, 1958

------------------ --------------------------- ---------------------- --------------------------------
Robert F. Collins    Vice President/Senior            1 Year            Prior to June 25, 2004, Mr.
2005 Market            Portfolio Manager                               Collins had served in various
Street                                                                     capacities as a Vice
Philadelphia, PA                                                          President, Director of
19103                                                                   Portfolio Management of the
                                                                       Municipal Investment Group at
May 26, 1956                                                                   PNC Advisors.

------------------ --------------------------- ---------------------- --------------------------------

     The following  table shows each Trustee's  ownership of each Fund's shares, if any, and of all Delaware Investments(R) Funds as of December 31, 2005.

----------------------- -------------------------- -------------------------------
                                                      Aggregate Dollar Range of
                                                      Equity Securities in All
                                                       Registered Investment
                                                    Companies Overseen by Trustee
                          Dollar Range of Equity       in Family of Investment
Name                     Securities in the Funds            Companies
----------------------- -------------------------- -------------------------------
Thomas L. Bennett                  [ ]                          [ ]
----------------------- -------------------------- -------------------------------
Patrick P. Coyne                   [ ]                          [ ]
----------------------- -------------------------- -------------------------------
John A. Fry(1)                     [ ]                          [ ]
----------------------- -------------------------- -------------------------------
Anthony D. Knerr                   [ ]                          [ ]
----------------------- -------------------------- -------------------------------
Lucinda S. Landreth                [ ]                          [ ]
----------------------- -------------------------- -------------------------------
Ann R. Leven                       [ ]                          [ ]
----------------------- -------------------------- -------------------------------
Thomas F. Madison                  [ ]                          [ ]
----------------------- -------------------------- -------------------------------
Janet L. Yeomans                   [ ]                          [ ]
----------------------- -------------------------- -------------------------------
J. Richard Zecher                  [ ]                          [ ]
----------------------- -------------------------- -------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be  invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments(R) Funds for which he or she serves as a Trustee or Director for the fiscal  year  ended  July 31,  2006 and an  estimate  of annual  benefits  to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Directors  as of July 31, 2006.  Only the Trustees of the Trust who are
not "interested persons" as defined by the 1940 Act (the "Independent Trustees")
receive compensation from the Funds.

----------------- ---------------- ------------------ ------------------ ---------------------
                                                                          Total Compensation
                                      Pension or                          from the Investment
                                      Retirement                             Companies in
                     Aggregate      Benefits Accrued   Estimated Annual         Delaware
                   Compensation     as Part of Fund     Benefits Upon        Investments(R)
Trustee(1)        from the Trusts      Expenses          Retirement           Complex(2)
----------------- ---------------- ------------------ ------------------ ---------------------
Thomas L.              $[ ]              None              $80,000               $[ ]
Bennett
----------------- ---------------- ------------------ ------------------ ---------------------
John A. Fry            $[ ]              None              $80,000               $[ ]
----------------- ---------------- ------------------ ------------------ ---------------------
Anthony D. Knerr       $[ ]              None              $80,000               $[ ]
----------------- ---------------- ------------------ ------------------ ---------------------
Lucinda S.             $[ ]              None              $80,000               $[ ]
Landreth
----------------- ---------------- ------------------ ------------------ ---------------------
Ann R. Leven           $[ ]              None              $80,000               $[ ]
----------------- ---------------- ------------------ ------------------ ---------------------
Thomas F.              $[ ]              None              $80,000               $[ ]
Madison
----------------- ---------------- ------------------ ------------------ ---------------------
Janet L. Yeomans       $[ ]              None              $80,000               $[ ]
----------------- ---------------- ------------------ ------------------ ---------------------
J. Richard             $[ ]              None              $80,000               $[ ]
Zecher
-----------------------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her  retirement  from the  Boards,  has  attained  the age of 70 and served on the Boards for at least five  continuous  years,  is  entitled to
     receive   payments   from  each   investment   company   in  the   Delaware
     Investments(R)  family for which he or she serves as Trustee/Director for a period  equal to the lesser of the number of years that such person  served as a Trustee/Director or the remainder of such person's life. The amount of such  payments  will be equal,  on an annual  basis,  to the  amount of the annual  retainer  that  is paid to  Trustees/Directors  of each  investment
     company  at  the  time  of  such  person's   retirement.   If  an  eligible
     Trustee/Director retired as of August 31, 2006, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment  companies in the Delaware Investments(R) family  for which  he or she  serves  as a  Trustee/Director,  based on the  number  of investment companies in the Delaware Investments(R) family as of that date.

(2)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment companies in the Delaware Investments(R) family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members  of the  Nominating  and  Corporate  Governance  Committee  receive additional  compensation  of $1,700  for each  meeting.  In  addition,  the
     chairpersons   of  the  Audit  and  Nominating  and  Corporate   Governance
     Committees   each   receive   an   annual   retainer   of   $15,000.    The
     Lead/Coordinating Trustee/Director  of  the  Delaware  Investments(R) Funds
     receives an additional retainer of $35,000.

     Each Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held six meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R)  Funds at 2005 Market Street,  Philadelphia,  Pennsylvania 19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

Code of Ethics
     The  Trusts,   the  Manager,   the   Distributor   and  Lincoln   Financial
Distributors,  Inc. (the Funds' financial intermediary  wholesaler) have adopted
Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940
Act, which govern personal securities  transactions.  Under the Codes of Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Funds have  formally  delegated  to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Funds. One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Funds and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the  Funds,  ISS will  create a record of the vote.  By no later  than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating to each Fund's portfolio  securities  during the most recently completed 12-month period ended June 30 is available without charge: (i) through the Funds' website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

     Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and direction of each Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R)  Funds.  Affiliates  of the Manager also manage other  investment accounts.  While investment  decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.
The Manager pays the salaries of all  Trustees,  officers and  employees who are affiliated with both the Manager and the Trusts.

     As of September 30, 2006,  the Manager and its affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $145 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings,  Inc. ("DMH"). DMH is
an indirect subsidiary, and subject to the ultimate control, of Lincoln National
Corporation   ("Lincoln").   Lincoln,   with   headquarters   in   Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware Investments is the marketing name for DMH and its subsidiaries.

     The Investment Management Agreement for each Fund is dated and was approved by shareholders as follows:

                                                            Approved by
   Fund                                Agreement Date       Shareholders
   ---------------------------------- ------------------- ----------------
   Tax-Free Arizona Fund              November 1, 1999    November 1, 1999
   Tax-Free California Fund           November 1, 1999    November 1, 1999
   Tax-Free Colorado Fund             November 1, 1999    November 1, 1999
   Tax-Free Florida Insured           October 31, 2005     March 23, 2005
   Fund
   Tax-Free Idaho Fund                November 1, 1999    November 1, 1999
   Tax-Free Minnesota Fund            November 1, 1999    November 1, 1999
   Tax-Free Minnesota Insured         November 1, 1999    November 1, 1999
   Fund
   Tax-Free Minnesota                 November 1, 1999    November 1, 1999
   Intermediate Fund
   Minnesota High-Yield Fund           April 1, 1999       March 17, 1999
   Tax-Free New York Fund             November 1, 1999    November 1, 1999

     Each  Investment  Management  Agreement  has or had an initial  term of two years and may be renewed each year only so long as such renewal and  continuance are specifically  approved at least annually by the respective Board of Trustees or by vote of a majority of the outstanding  voting securities of each Fund, and only if the terms and the renewal  thereof  have been  approved by the vote of a majority of the Trustees of the respective  Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  Each  Investment  Management  Agreement is terminable  without penalty on 60 days' notice by the Trustees of the respective
Trust or by the Manager.  Each  Investment  Management  Agreement will terminate automatically in the event of its assignment.

     Under  each  Fund's  Investment  Management  Agreement,  each Fund pays the
Manager a monthly investment  advisory fee equivalent on an annual basis, to the rates set forth below.

 ---------------------------------------------------------------------------------------
                                                  As a percentage of average daily net
 Fund                                             assets
 ---------------------------------------------------------------------------------------
 Tax-Free Arizona Fund     Tax-Free Minnesota     0.50% on the first $500 million;
 Tax-Free Florida          Intermediate Fund      0.475% on the next $500 million;
 Insured Fund                                     0.45% on the next $1.5 billion;
 Tax-Free Minnesota                               0.425% on assets in excess of $2.5
 Insured Fund                                     billion
  -------------------------------------------------------------------------------------
 Tax-Free California Fund  Tax-Free Minnesota     0.55% on the first $500 million;
 Tax-Free Colorado Fund    Fund                   0.50% on the next $500 million;
 Tax-Free Idaho Fund       Tax-Free New York Fund 0.45% on the next $1.5 billion;
                           Minnesota High-Yield   0.425% on assets in excess of $2.5
                           Fund                   billion
 ---------------------------------------------------------------------------------------

     During the past three fiscal years, the Funds paid the following investment management fees:

--------------------------------- -------------------- ----------------------- --------------------
                                   Investment Advisory    Investment Advisory     Fees Waived and
                                     Fees Incurred           Fees Paid             Expenses Paid
------------------------------------------------------ ----------------------- --------------------
Tax-Free Arizona Fund
--------------------------------- -------------------- ----------------------- --------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ----------------------- --------------------
               9/1/04-8/31/05           $740,634              $576,427             $164,207
--------------------------------- -------------------- ----------------------- --------------------
               9/1/03-8/31/04           $746,015              $746,015                 None
------------------------------------------------------------------------------ --------------------
Tax-Free California Fund
--------------------------------- -------------------- ----------------------- --------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ----------------------- --------------------
               9/1/04-8/31/05           $333,974              $198,615             $135,359
--------------------------------- -------------------- ----------------------- --------------------
               9/1/03-8/31/04           $251,894               $41,900             $209,994
------------------------------------------------------------------------------ --------------------
Tax-Free Colorado Fund
------------------------------------------------------------------------------- -------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ------------------------ -------------------
               9/1/04-8/31/05         $1,616,498            $1,604,064              $12,434
--------------------------------- -------------------- ------------------------ -------------------
               9/1/03-8/31/04         $1,739,691            $1,739,691                 None
---------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund
--------------------------------- -------------------- ------------------------ -------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ------------------------ -------------------
               9/1/04-8/31/05           $496,063              $401,574              $94,489
--------------------------------- -------------------- ------------------------ -------------------
               9/1/03-8/31/04           $497,310              $462,241              $35,069
--------------------------------- -------------------- ------------------------ -------------------
Tax-Free Idaho Fund
--------------------------------- -------------------- ----------------------- --------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ----------------------- --------------------
               9/1/04-8/31/05           $465,268              $377,761              $87,507
--------------------------------- -------------------- ----------------------- --------------------
               9/1/03-8/31/04           $470,303              $470,303                 None
--------------------------------- -------------------- ----------------------- --------------------
Tax-Free Minnesota Fund
------------------------------------------------------------------------------ --------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ----------------------- --------------------
               9/1/04-8/31/05         $2,102,998            $2,055,132              $47,866
--------------------------------- -------------------- ----------------------- --------------------
               9/1/03-8/31/04         $2,051,409            $2,051,409                 None
------------------------------------------------------------------------------ --------------------
Tax-Free Minnesota Insured Fund
--------------------------------- -------------------- ----------------------- --------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ----------------------- --------------------
               9/1/04-8/31/05         $1,259,671            $1,228,812              $30,859
--------------------------------- -------------------- ----------------------- --------------------
               9/1/03-8/31/04         $1,295,636            $1,295,636                 None
------------------------------------------------------------------------------ --------------------
Tax-Free Minnesota Intermediate
Fund
--------------------------------- -------------------- ----------------------- --------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ----------------------- --------------------
               9/1/04-8/31/05           $326,565              $288,088              $38,477
--------------------------------- -------------------- ----------------------- --------------------
               9/1/03-8/31/04           $332,588              $328,184               $4,404
------------------------------------------------------------------------------ --------------------
Minnesota High-Yield Fund
--------------------------------- -------------------- ----------------------- --------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ----------------------- --------------------
               9/1/04-8/31/05           $411,908              $340,538              $71,370
--------------------------------- -------------------- ----------------------- --------------------
               9/1/03-8/31/04           $348,064              $189,164             $158,900
--------------------------------- -------------------- ----------------------- --------------------
Tax-Free New York Fund
------------------------------------------------------------------------------ --------------------
               9/1/05-8/31/06          $[______]             $[______]            $[______]
--------------------------------- -------------------- ----------------------- --------------------
               9/1/04-8/31/05            $92,384               $14,969              $77,415
--------------------------------- -------------------- ----------------------- --------------------
               9/1/03-8/31/04            $95,935                $5,879              $90,056
--------------------------------- -------------------- ----------------------- --------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreements, the
Funds are responsible for all of their own expenses. Among others, these include the investment  management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094, serves as the national distributor of each
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell  shares of the  Funds.  See the  Prospectus  for  information  on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting  the  Distributor  or the  Trusts.  The  Distributor  also  serves as national distributor for the other Delaware  Investments(R)  Funds. The Board of
Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after re-allowances to dealers, as follows:

--------------------- ------------------------------------- -----------------------------------------
                                                                       Underwriting Commissions
                            Total Underwriting Commissions               Retained by Underwriter
                      ------------------------------------- -----------------------------------------
                               Fiscal year ended 8/31                  Fiscal year ended 8/31
                      ------------------------------------- -----------------------------------------
Fund                     2006        2005         2004          2006          2005          2004
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Tax-Free Arizona       $[____]    $176,588      $165,589       $[____]       $25,278       $23,312
Fund
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Tax-Free California    $[____]    $188,116       $97,078       $[____]       $27,000       $13,959
Fund
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Tax-Free Colorado      $[____]    $206,829      $226,129       $[____]       $29,656       $30,881
Fund
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Tax-Free Florida        $[___]    $105,454       $76,924        $[___]       $14,945       $10,391
Insured Fund
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Tax-Free Idaho Fund    $[____]    $217,332      $270,138       $[____]       $31,094       $35,034
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Tax-Free Minnesota     $[____]    $403,224      $394,512       $[____]       $49,430       $67,149
Fund
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Tax-Free Minnesota     $[____]    $293,697      $239,843       $[____]       $43,079       $38,071
Insured Fund
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Tax-Free Minnesota     $[____]     $57,990       $88,918       $[____]       $10,132       $17,079
Intermediate Fund
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Minnesota              $[____]    $390,418      $225,166       $[____]       $57,908       $34,085
High-Yield Fund
--------------------- ----------- ----------- ------------- ------------- ------------- -------------
Tax-Free New York       $[___]     $34,648       $10,081        $[___]        $4,682        $1,240
Fund
--------------------- ----------- ----------- ------------- ------------- ------------- -------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  Limited CDSC payments with respect to Class A Shares of the Funds as follows:

------------------------------------------------------------------------------------
                                    Limited CDSC Payments
------------------------------------------------------------------------------------
                                        Class A Shares
----------------------------------- ------------------------------------------------
Fund                                                Fiscal year ended 8/31
----------------------------------- ---------------- --------------- ---------------
                                          2006           2004             2004
----------------------------------- ---------------- --------------- ---------------
Tax-Free Arizona Fund                     [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------
Tax-Free California Fund                  [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------
Tax-Free Colorado Fund                    [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------
Tax-Free Florida Insured Fund             [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------
Tax-Free Idaho Fund                       [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------
Tax-Free Minnesota Fund                   [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------
Tax-Free Minnesota Insured Fund           [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------
Tax-Free Minnesota Intermediate
 Fund                                     [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------
Minnesota High-Yield Fund                 [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------
Tax-Free New York Fund                    [--]             ---             ---
----------------------------------- ---------------- --------------- ---------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class B Shares of each Fund as follows:

------------------------------------------------------------------------------------
                                           CDSC Payments
------------------------------------------------------------------------------------
                                           Class B Shares
----------------------------------- ------------------------------------------------
Fund                                                     Fiscal year ended 8/31
----------------------------------- ---------------- --------------- ---------------
                                        2006             2005         2004
----------------------------------- ---------------- --------------- ---------------
Tax-Free Arizona Fund                  $[____]         $23,885          $40,856
----------------------------------- ---------------- --------------- ---------------
Tax-Free California Fund               $[____]         $38,613          $32,523
----------------------------------- ---------------- --------------- ---------------
Tax-Free Colorado Fund                 $[____]         $10,372          $15,634
----------------------------------- ---------------- --------------- ---------------
Tax-Free Florida Insured Fund          $[___]           $4,959          $29,747
----------------------------------- ---------------- --------------- ---------------
Tax-Free Idaho Fund                    $[____]         $16,212          $29,621
----------------------------------- ---------------- --------------- ---------------
Tax-Free Minnesota Fund                $[____]         $14,895          $20,365
----------------------------------- ---------------- --------------- ---------------
Tax-Free Minnesota Insured Fund        $[____]         $22,148          $18,953
----------------------------------- ---------------- --------------- ---------------
Tax-Free Minnesota Intermediate        $[____]          $2,206           $6,451
Fund
----------------------------------- ---------------- --------------- ---------------
Minnesota High-Yield Fund              $[____]         $14,176           $7,867
----------------------------------- ---------------- --------------- ---------------
Tax-Free New York Fund                  $[___]          $7,044          $10,900
----------------------------------- ---------------- --------------- ---------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C Shares of each Fund as follows:

------------------------------------------------------------------------------------
                                          CDSC Payments
------------------------------------------------------------------------------------
                                          Class C Shares
----------------------------------- ------------------------------------------------
Fund                                               Fiscal year ended 8/31
----------------------------------- --------------- ---------------- ---------------
                                         2006            2005              2004
----------------------------------- -------------- ----------------- ---------------
Tax-Free Arizona Fund                  $[____]            $860           $1,769
----------------------------------- -------------- ----------------- ---------------
Tax-Free California Fund               $[____]          $2,579           $3,006
----------------------------------- -------------- ----------------- ---------------
Tax-Free Colorado Fund                 $[____]             $19           $1,459
----------------------------------- -------------- ----------------- ---------------
Tax-Free Florida Insured Fund           $[___]          $3,159             $235
----------------------------------- -------------- ----------------- ---------------
Tax-Free Idaho Fund                    $[____]          $4,965           $6,574
----------------------------------- -------------- ----------------- ---------------
Tax-Free Minnesota Fund                $[____]          $1,070             $885
----------------------------------- -------------- ----------------- ---------------
Tax-Free Minnesota Insured Fund        $[____]          $3,222           $1,926
----------------------------------- -------------- ----------------- ---------------
Tax-Free Minnesota Intermediate
Fund                                   $[____]            $573               $4
----------------------------------- -------------- ----------------- ---------------
Minnesota High-Yield Fund              $[____]          $1,121           $2,178
----------------------------------- -------------- ----------------- ---------------
Tax-Free New York Fund                  $[___]             $74             $336
----------------------------------- -------------- ----------------- ---------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Funds'  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor  dated August 21, 2003. LFD is primarily  responsible  for promoting the sale of the Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD  is  2001  Market  Street,  Philadelphia,  PA  19103-7055.  The  rate  of compensation,  which is  calculated  and paid  monthly,  to LFD for the sales of shares of the Delaware  Investments(R)  Funds  (excluding the shares of Delaware
VIP Trust  series,  money  market funds and house  accounts and shares  redeemed within 30 days of  purchase)  is a  non-recurring  fee equal to the amount shown below:

----------------------------------------------------- --------------------------
                                                        Basis Points on Sales
----------------------------------------------------- --------------------------
Retail Mutual Funds (Class A, B and C Shares)                   0.50%
----------------------------------------------------- --------------------------
Merrill Lynch Connect Program                                   0.25%
----------------------------------------------------- --------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                 0.45%
----------------------------------------------------- --------------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and Delaware International
Value Equity Fund Class I Shares                                   0%
----------------------------------------------------- --------------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of shares of the Delaware  Investments(R)  Funds outstanding and beneficially owned by shareholders  through Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

----------------------------------------------------- --------------------------
                                                        Basis Points on Sales
----------------------------------------------------- --------------------------
Retail Mutual Funds (including shares of money
market funds and house accounts and  shares
redeemed within 30 days of purchase)                            0.04%
----------------------------------------------------- --------------------------
Merrill Lynch Connect Program                                      0%
----------------------------------------------------- --------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                 0.04%
----------------------------------------------------- --------------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and Delaware International
Value Equity Fund Class I Shares                                0.04%
----------------------------------------------------- --------------------------

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Funds' shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing  and transfer  agent for other  Delaware  Investments(R)  Funds.  The
Transfer  Agent  is  paid  a fee by  the  Funds  for  providing  these  services consisting  of an annual per  account  charge of $23.10 for each open and closed account  on its  records  and  each  account  held  on a  sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by each Fund's Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Funds pursuant to a separate Fund Accounting  Agreement.  Those services include performing  all  functions  related to  calculating  the Funds' net asset  value
("NAV") and providing all financial  reporting services,  regulatory  compliance testing  and other  related  accounting  services.  For its  services,  Delaware
Services  Company,  Inc.  is paid a fee  based  on  total  assets  of all of the
Delaware  Investments(R)  Funds for which it provides such accounting  services.
Such fee is equal to 0.04%  multiplied  by the  total  amount  of  assets in the complex for which Delaware Services Company, Inc. furnishes accounting services.
The fees are charged to each Fund and the other Delaware Investments(R) Funds on an aggregate pro rata basis.

Custodian
     Mellon Bank, N.A. ("Mellon"),  One Mellon Center,  Pittsburgh, PA 15285, is
custodian of each Fund's securities and cash. As custodian for the Funds, Mellon maintains a separate  account or  accounts  for each Fund,  receives,  holds and releases  portfolio  securities on account of each Fund,  receives and disburses money on behalf  of each  Fund,  and  collects  and  receives  income  and other payments and distributions on account of each Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Funds' legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the  portfolio  managers are  primarily  responsible  as of August 31,
2006.

----------------------- ------------- -------------- ------------------ -------------------
                                                      No. of Accounts    Total Assets in
                                         Total              with          Accounts with
                           No. of        Assets      Performance-Based  Performance-Based
Name                      Accounts       Managed           Fees               Fees
----------------------- ------------- -------------- ------------------ -------------------
Joseph R. Baxter
----------------------- ------------- -------------- ------------------ -------------------
Registered Investment                     $[3.6]
Companies                   [23]          billion           --                 --
----------------------- ------------- -------------- ------------------ -------------------
Other Pooled
Investment Vehicles          --            --               --                 --
----------------------- ------------- -------------- ------------------ -------------------
Other Accounts                            $[1.3]
                            [18]          billion           --                 --
----------------------- ------------- -------------- ------------------ -------------------
Robert F. Collins
----------------------- ------------- -------------- ------------------ -------------------
Registered Investment                     $[3.6]
Companies                   [23]          billion           --                 --
----------------------- ------------- -------------- ------------------ -------------------
Other Pooled
Investment Vehicles          --            --               --                 --
----------------------- ------------- -------------- ------------------ -------------------
Other Accounts                            $[1.3]
                            [18]          billion           --                 --
 ----------------------- ------------- -------------- --------------------------------------

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus.  Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative  and qualitative  factors.  There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments  is first  determined  by  mathematical  equation  based on all  assets managed (including investment companies,  insurance product-related accounts and other separate  accounts),  management fees and related expenses (including fund waiver  expenses) for registered  investment  companies,  pooled  vehicles,  and managed separate  accounts.  Generally,  50%-70% of the bonus is  quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus
is  quantitatively   determined.  For  investment  companies,  each  manager  is compensated  according  the Fund's  Lipper  peer group  percentile  ranking on a one-year and three-year basis,  equally weighted.  For managed separate accounts the portfolio  managers are  compensated  according to the composite  percentile ranking against the Frank Russell and Callan Associates  databases on a one-year and three-year basis, with three-year  performance more heavily weighted.  There is no objective  award for a fund that falls below the 50th  percentile over the three-year  period.  There is a sliding scale for investment  companies that are ranked above the 50th percentile.  The remaining 30%-50% portion of the bonus is discretionary  as  determined  by Delaware  Investments  and takes into  account subjective factors.

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of August 31, 2006, the Funds'  portfolio  managers [did not own] shares of any Fund.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will  provide  best  execution  for the  Funds.  Best  execution  refers to many factors,  including  the price paid or received for a security,  the  commission charged,  the promptness and reliability of execution,  the  confidentiality and placement  accorded the order and other factors  affecting  the overall  benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy  securities  directly from the dealer or sell them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent of a commission.  When a commission is paid, the Funds pay reasonable brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share  transaction  cost when the transaction  presents no difficulty.
Trades  generally  are made on a net basis where a Fund either buys or sells the securities  directly from or to a broker,  dealer or bank.  In these  instances, there is no direct  commission  charged  but there is a spread  (the  difference between the ask and bid price) which is the equivalent of a commission.

     During the fiscal years ended August 31, 2004, 2005 and 2006, [no brokerage commissions were paid] by the Funds.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Funds' Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers who provide daily portfolio pricing services to each
Fund and to other  Delaware  Investments(R)  Funds.  Subject to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     [During the fiscal year ended August 31, 2006,  the Funds did not engage in any  portfolio  transactions  resulting  in  brokerage  commissions  directed to brokers for brokerage and research services.]

     [As of August  31,  2006,  the Funds did not hold any  securities  of their regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents.]

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and each Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
      Each Trust  currently has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with each Trust's registration statement (as amended), governing instruments and applicable  law, fully paid and  non-assessable.  Shares do not have  preemptive rights.  All shares of a Fund represent an undivided  proportionate  interest in the assets of such Fund. As a general  matter,  shareholders of Fund Classes may vote only on  matters  affecting  their  respective  Class,  including  the Fund
Classes'  Rule 12b-1  Plans that  relate to the Class of shares  that they hold.
However,  each  Fund's  Class B Shares  may  vote on any  proposal  to  increase materially  the fees to be paid by such Fund under the Rule 12b-1 Plan  relating to its Class A Shares.  Except for the foregoing,  each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses  of each Fund will be  allocated  on a  pro-rata  basis to the  classes according to asset size,  except that  expenses of the Fund  Classes' Rule 12b-1
Plans will be allocated solely to those classes.

Non-cumulative Voting
     Each Trust's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of such Trust  voting for the election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting  the  Distributor or the  applicable  Trust.  Each Trust reserves the right to suspend sales of Fund shares,  and reject any order for the purchase of
Fund shares if in the opinion of management such rejection is in the Fund's best interest. The minimum initial investment generally is $1,000 for Class A Shares,
Class B  Shares  and  Class  C  Shares.  Subsequent  purchases  of such  Classes generally must be at least $100. The initial and subsequent  investment minimums for Class A Shares  will be waived  for  purchases  by  officers,  Trustees  and employees  of  any  Delaware  Investments(R)  Fund,  the  Manager  or any of the
Manager's  affiliates if the purchases are made pursuant to a payroll  deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform
Transfers  to Minors Act and shares  purchased in  connection  with an Automatic
Investing Plan are subject to a minimum  initial  purchase of $250 and a minimum subsequent purchase of $25.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of $100,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers have the  responsibility  of transmitting  orders promptly.
Each Fund  reserves the right to reject any order for the purchase of its shares if in the opinion of management  such rejection is in such Fund's best interest.
If a purchase  is  canceled  because  your  check is  returned  unpaid,  you are responsible for any loss incurred. A Fund can redeem shares from your account(s)
to reimburse  itself for any loss, and you may be restricted  from making future purchases in any Delaware  Investments(R) Funds. Each Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on accounts that, as a result of redemption,  have remained below  the  minimum  stated  account  balance  for a  period  of  three  or more
consecutive  months.   Holders  of  such  accounts  may  be  notified  of  their
insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any Delaware  Investments(R)  Fund. Each Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates  were previously  issued for Class A Shares of the Funds.  However, purchases  not  involving  the  issuance of  certificates  are  confirmed to the investor and credited to the  shareholder's  account on the books  maintained by the Transfer  Agent.  The investor  will have the same rights of ownership  with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain  limited  circumstances  that are approved  by an  appropriate  officer of the Funds.  No charge is  assessed by a
Trust for any certificate  issued.  The Funds do not intend to issue replacement certificates  for  lost  or  stolen  certificates,  except  in  certain  limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions,  including the cost of obtaining a bond  covering the lost or stolen  certificate.  Please  contact the  applicable
Trust for further information.  Investors who hold certificates representing any of their shares may only redeem those shares by written request.  The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares of each Fund,  or to purchase  either Class B or Class C Shares and have the entire initial  purchase  amount invested in each
Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of  purchase,  and Class C Shares are  subject to a CDSC if the shares are redeemed  within 12 months of purchase.  Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are  service  fees to be paid to the  Distributor,  dealers  or others for providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the  respective  Class.  Class B Shares  will  automatically convert to Class A Shares at the end of approximately eight years after purchase and,  thereafter,  be subject to annual  Rule  12b-1  Plan  expenses  of up to a maximum of 0.25% of  average  daily net assets of such  shares.  Unlike  Class B
Shares, Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  Classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and  Class C Shares  are the same as  those  of the  12b-1  Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Class A Shares, Class B and Class C Shares will be calculated in the same manner,  at the same time and on the same day and will be in the same  amount,  except  that the  amount of Rule  12b-1  Plan  expenses relating  to Class A Shares,  Class B Shares  and  Class C Shares  will be borne exclusively by such shares. See "Determining Offering Price and Net Asset Value"
below.

     Class A  Shares:  Purchases  of  $100,000  or more of Class A Shares at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectus,  and may  include a series of  purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  In  addition,  certain  dealers who enter into an  agreement to provide extra training and information on Delaware Investments products and services and who increase  sales of Delaware  Investments(R)  Funds may receive an additional commission  of up to 0.15% of the  offering  price in  connection  with sales of
Class A  Shares.  Such  dealers  must  meet  certain  requirements  in  terms of organization and distribution  capabilities and their ability to increase sales.
The   Distributor   should  be  contacted  for  further   information  on  these
requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As  described in the Fund  Classes'  Prospectus,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption  and Exchange"  below) may be  aggregated  with those of the Class A
Shares of the  applicable  Fund.  Financial  advisors also may be eligible for a dealer's  commission in connection with certain purchases made under a Letter of
Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor  concerning the  applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment will be invested in Fund shares. The Distributor  currently  compensates dealers or brokers for selling  Class B Shares at the time of purchase  from its own  assets  in an  amount  equal to no more  than  4.00% of the  dollar  amount purchased.  In addition,  from time to time,  upon written  notice to all of its dealers,  the  Distributor  may hold special  promotions  for specified  periods during  which the  Distributor  may pay  additional  compensation  to dealers or brokers for selling Class B Shares at the time of purchase.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for a Fund to sell Class B Shares  without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired  through a reinvestment of dividends will convert  to the  corresponding  Class A Shares of that fund (or,  in the case of
Delaware Cash Reserve, the Consultant Class) pro-rata with Class B Shares of the fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1
     Pursuant  to Rule 12b-1  under the 1940 Act,  each Trust has adopted a plan for each of the Fund Classes (the "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses  involved in the marketing of only the class of shares to which the Plan applies.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In  addition,  each Fund may make  payments  out of the  assets of the Fund
Classes'  Shares  directly to other  unaffiliated  parties,  such as banks,  who either aid in the distribution of shares, or provide services to, such classes.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Subject to seeking best execution,  a Fund may, from time to time, buy or sell portfolio  securities from or to firms which receive  payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by each  Trust's  Board  of  Trustees,  including  a  majority  of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by each  Trust's  Board of  Trustees  in the same  manner as specified above.

     Each  year,   each  Trust's  Board  of  Trustees  must  determine   whether
continuation  of the Plans is in the best interest of  shareholders  of the Fund
Classes  and that there is a  reasonable  likelihood  of each Plan  providing  a benefit to its respective Fund Class. The Plans and the Distribution Agreements,
as amended,  may be terminated  with respect to a Fund Class at any time without penalty by a majority  of  Independent  Trustees  who have no direct or indirect financial  interest  in the  Plans  and  the  Distribution  Agreements,  or by a
majority vote of the relevant Fund Class'  outstanding  voting  securities.  Any amendment  materially  increasing  the  percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class'  outstanding voting  securities,  as well as by a majority vote of  Independent  Trustees who have no direct  or  indirect  financial  interest  in the Plans or  Distribution
Agreements.  With respect to the Funds' Class A Plans, any material  increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Funds' respective Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect  financial  interest  in  the  Plans  or  Distribution  Agreements.  In addition,  in order  for the  Plans  to  remain  effective,  the  selection  and nomination  of  Independent  Trustees  must be effected by the  Trustees who are
Independent  Trustees and who have no direct or indirect  financial  interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans  must  provide  written  reports at least  quarterly  to each Board of
Trustees for their review.

     For the fiscal year ended August 31, 2006,  Rule 12b-1 Plan  payments  from the Fund  Classes of each Fund are shown  below.  Such amounts were used for the following purposes:

------------------------------------------------------------------------------------------------------
                                                                                           Salary &
                                     Annual/                                   Interest     Commis-
                                      Semi                 Broker    Dealer    on Broker    sion to
                         Adver-     -annual     Broker     Sales    Service     Sales       Whole-
                         tising     Reports     Trails    Charges   Expenses    Charges     salers
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Arizona Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free California
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Colorado
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Florida
Insured Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Idaho Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Minnesota
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Minnesota
Insured Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

                         Promo-
                         tional     Promo-       Pro-                 Whole-
                         Broker     tional      spectus               saler
                        Meetings    Other      Printing  Telephone   Expenses    Other      Total
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Arizona Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free California
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Colorado
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Florida
Insured Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Idaho Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Minnesota
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Minnesota
Insured Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------------------- ---------- --------- ---------- ----------- ------------

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                                           Salary &
                                     Annual/                                   Interest     Commis-
                                      Semi                 Broker    Dealer    on Broker    sion to
                         Adver-     -annual     Broker     Sales    Service     Sales       Whole-
                         tising     Reports     Trails    Charges   Expenses    Charges     salers
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Minnesota
Intermediate Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Minnesota High-Yield
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free New York
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                         Promo-
                         tional     Promo-      Pro-                 Whole-
                         Broker     tional      spectus              saler
                        Meetings    Other      Printing  Telephone   Expenses    Other      Total
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free Minnesota
Intermediate Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Minnesota High-Yield
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Tax-Free New York
Fund
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class A
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class B
----------------------- --------- ----------- ---------- --------- ---------- ----------- -----------
Class C
------------------------------------------------------------------------------------------------------

Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares

     The Distributor, LFD and their affiliates may pay compensation at their own expense  and not as an expense  of the  Funds,  to  affiliated  or  unaffiliated brokers, dealers or other financial intermediaries ("Financial  Intermediaries")
in  connection  with the sale or  retention  of Fund shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing services,  marketing and educational support and ticket charges. Such payments are in addition to any distribution  fees, service fees and/or transfer agency fees that may be payable by the Funds.  The  additional  payments  may be based on factors,  including level of sales (based on gross or net sales or some specified  minimum sales or some other similar  criteria related to sales of the
Funds and/or some or all other Delaware  Investments(R) Funds), amount of assets invested by the Financial  Intermediary's customers (which could include current or aged  assets of the Funds  and/or some or all other  Delaware  Investments(R)
Funds),  the Funds'  advisory  fees,  some other  agreed upon  amount,  or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds' Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features -- Class A Shares
     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period.  Until  January 1, 2007, a letter of intention may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is  signed;  effective  January  1,  2007,  the  Funds  will  no  longer  accept retroactive letters of intention.  The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted
below,  the  purchaser  will be asked to pay an amount  equal to the  difference between the  front-end  sales charge on Class A Shares  purchased at the reduced rate and the  front-end  sales charge  otherwise  applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month period,  the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of  Intention) of all their shares of the Funds and of any class of any of the other Delaware  Investments(R)  Funds previously  purchased and still held as of the date of their Letter of Intention  toward the  completion of such
Letter,  except as described below.  Those purchasers cannot include shares that did not carry a  front-end  sales  charge,  CDSC or  Limited  CDSC,  unless  the
purchaser   acquired   those  shares   through  an  exchange   from  a  Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.  For purposes of  satisfying an  investor's  obligation  under a Letter of
Intention,  Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments(R) Funds which offer such shares may be aggregated with Class A Shares of the Funds and the  corresponding  class of shares of the other Delaware Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)  Funds that are offered with a front-end  sales charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter  of  Intention  based  on this  acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  intended for  purchase  that are offered  with a front-end  sales charge,  CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other  Delaware  Investments(R)  Funds which  offer  corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares,  Class B Shares and Class C Shares,  as
well as shares of any other  class of any of the other  Delaware  Investments(R)
Funds which offer such classes  (except  shares of any  Delaware  Investments(R)
Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example,  any such  purchaser has  previously  purchased and still holds Class A
Shares of a Fund  and/or  shares of any other of the  classes  described  in the previous sentence with a value of $40,000 and subsequently  purchases $10,000 at offering  price of additional  shares of Class A Shares of the Fund,  the charge applicable to the $10,000  purchase would currently be 4.75%. For the purpose of this  calculation,  the  shares  presently  held  shall be valued at the  public offering  price that would  have been in effect  had the shares  been  purchased simultaneously with the current purchase. Investors should refer to the table of sales  charges for Class A Shares in the Fund  Classes'  Prospectus to determine
the   applicability   of  the  Right  of   Accumulation   to  their   particular
circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares  of the  Funds  who  redeem  such  shares  have one year from the date of redemption  to  reinvest  all or part of their  redemption  proceeds in the same
Class  of the  Funds  or in  the  same  Class  of  any  of  the  other  Delaware
Investments(R)  Funds. In the case of Class A Shares,  the reinvestment will not be  assessed a  front-end  sales  charge and in the case of Class B Shares,  the amount of the CDSC  previously  charged on the redemption  will be reimbursed by the Distributor.  The reinvestment will be subject to applicable eligibility and minimum  purchase  requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the  redemption  of the shares  triggered  the payment of a Limited  CDSC.
Persons investing  redemption  proceeds from direct  investments in the Delaware
Investments(R)  Funds, offered without a front-end sales charge will be required to pay  the  applicable  sales  charge  when  purchasing  Class  A  Shares.  The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware Investments(R) Fund  in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

----------------------------------------------------------------------------------
                                INVESTMENT PLANS
----------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. A confirmation of each dividend payment from net investment  income and of distributions  from  realized  securities  profits,  if any,  will be  mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent  purchase  requirements  set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares and Class C Shares at the NAV, at the end of the day of receipt.  A reinvestment plan may be  terminated  at any time.  This plan  does not  assure a profit  nor protect against depreciation in a declining market.

Reinvestment of Dividends in other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including the Funds, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds may be  invested  in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares.  Dividends  from Class B Shares may only be directed to other Class B Shares and  dividends  from Class C Shares may only be directed to other Class C Shares.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectus.  See  "Redemption  and Exchange" below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A Shares,  Class B Shares or Class C Shares,  through an agent bank, pre-authorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security,  veterans'  pension or compensation  benefits,  federal salaries,  Railroad Retirement benefits,  private payroll checks, dividends, and disability or pension fund  benefits.  It also  eliminates the  possibility  and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)  Funds.  Shareholders  of the Fund Classes may elect to invest in one or more of the other  Delaware  Investments(R)  Funds  through the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectus.  The  investment  will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800-523-1918 if you have any questions regarding this service.

----------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
----------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares  and Class C Shares  are  effected  at the NAV per share  next calculated after receipt of the order by the Funds, their agent or certain other authorized  persons.  See  "Distributor"  under  "Investment  Advisor  and Other
Service  Providers"  above.  Selling dealers are  responsible  for  transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining  each  Fund's  total net  assets,  U.S.  government  and other  debt securities  are  valued  at the mean  between  the last  reported  bid and asked prices.  Options are valued at the last reported sales price or, if no sales are reported,  at the mean  between  bid and asked  prices.  Short-term  investments having  remaining  maturities  of 60 days or less are valued at amortized  cost, which approximates market value.  Non-exchange traded options are valued at fair value using a mathematical  model.  For all other  securities and for securities whose closing prices are not readily  available,  we use methods approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, while the Fund  Classes  will bear the Rule 12b-1 Plan  expenses  payable  under their  respective  Plans.  Due to the specific  distribution  expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a Fund  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business  day. See the Funds'  Prospectus.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions  from retirement plan accounts,  a Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B and Class C Shares, and, if applicable,  the Limited CDSC in the case of
Class A Shares and tender to the shareholder the requested amount,  assuming the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds.  Exchange instructions  and  redemption  requests  must be signed by the  record  owner(s)
exactly  as the  shares  are  registered.  You may  request a  redemption  or an exchange by calling the  Shareholder  Service Center at 800 523-1918.  Each Fund
may suspend,  terminate,  or amend the terms of the exchange  privilege  upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Manager and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of a Fund's  investments  is subject to changing  market  prices.
Thus,  a  shareholder  reselling  shares to a Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Fund Classes'  Prospectus.  Except for the  applicable  CDSC or
Limited CDSC and, with respect to the expedited  payment by wire described below for which,  in the case of the Fund  Classes,  there may be a bank wiring  cost, neither  the  Funds  nor  the  Distributor  charge  a  fee  for  redemptions  or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as described  in this Part B. In an exchange of Class B Shares,  a Fund's
CDSC  schedule may be higher than the CDSC  schedule  relating to the New Shares acquired as a result of the  exchange.  For purposes of computing  the CDSC that may be payable upon a disposition of the New Shares,  the period of time that an investor  held  the  Original  Shares  is added to the  period  of time  that an investor  held the New Shares.  With  respect to Class B Shares,  the  automatic conversion  schedule of the  Original  Shares may be longer than that of the New
Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to a Fund's Class B Shares for a longer period of time than if the investment in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the  Funds or of any other  Delaware  Investments(R)
Fund.  Holders of Class B Shares of a Fund are permitted to exchange all or part
of  their  Class  B  Shares   only  into  Class  B  Shares  of  other   Delaware
Investments(R)  Fund.  Similarly,  holders  of Class C Shares  of the  Funds are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares of any other Delaware  Investments(R)  Fund. Class B Shares of a Fund and
Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from which the exchange is made.  The holding period of Class B Shares of a
Fund  acquired  by  exchange  will be  added  to that of the  shares  that  were exchanged for purposes of determining the time of the automatic  conversion into
Class A  Shares  of the  Funds.  Holders  of  Class R Shares  of the  Funds  are
permitted  to  exchange  all or part of their  Class R Shares  only into Class R
Shares of other  Delaware  Investments(R)  Funds  or, if Class R Shares  are not
available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware Investments(R) Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Small Accounts
     Before a Fund involuntarily  redeems shares from an account that, under the circumstances  noted in the  Prospectus,  has remained  below the minimum amount described  in the  Prospectus  and sends the  proceeds to the  shareholder,  the shareholder  will be  notified  in  writing  that the value of the shares in the account is less than the  required  minimum and will be allowed 60 days from the date of notice to make an additional  investment  to meet the required  minimum.
Any redemption in an inactive account  established with a minimum investment may trigger  mandatory  redemption.  No CDSC  or  Limited  CDSC  will  apply  to the redemptions described in this paragraph.

Written Redemption
     You can write to the Funds at P.O. Box 219656,  Kansas City,  MO 64121-9656
to redeem some or all of your  shares.  The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Funds  require a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied  by  an  eligible  institution  based  on  its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good  order.  Certificates  generally  are no longer  issued for Class A Shares.
Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also  write to the Funds  (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you hold your  Class A Shares in  certificate  form,  you may redeem or exchange only by written request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

     Telephone  Exchange:  The Telephone  Exchange  feature is a convenient  and efficient way to adjust your investment holdings as your liquidity  requirements and investment  objectives  change.  You or your investment dealer of record can exchange  your shares into other  Delaware  Investments(R)  Funds under the same registration,  subject to the same conditions and limitations as other exchanges noted above.  As with the written  exchange  service,  telephone  exchanges  are subject  to the  requirements  of  the  Funds,  as  described  above.  Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R) Funds or is investing in Delaware  Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank  account  through the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     Shareholders  should  consult  with their  financial  advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another  Delaware  Investments(R)  Fund will not trigger the  imposition  of the
Limited CDSC at the time of such exchange.  The period a shareholder owns shares into  which  Class A Shares are  exchanged  will count  towards  satisfying  the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied  irrespective of whether the redemption  triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes'  Prospectus for instances in which the Limited
CDSC  applicable  to Class A Shares  and the CDSCs  applicable  to Class B and C
Shares may be waived.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Multiclass Distributions.
     Each Fund calculates  income dividends and capital gain  distributions  the same way for each  class.  The  amount of any  income  dividends  per share will differ,  however,  generally  due to any  differences  in the  distribution  and service  (Rule  12b-1) fees  applicable  to the  classes.  Each Class will share proportionately  in the investment  income and expenses of its respective  Fund, except that Class A Shares,  Class B Shares and Class C Shares  alone will incur distribution fees under their respective 12b-1 Plan.

Distributions of Net Investment Income.
     Each Fund receives  income  generally in the form of dividends and interest on its investments.  This income,  less expenses  incurred in the operation of a
Fund,  constitutes the Fund's net investment  income from which dividends may be paid to  shareholders.  Each Fund will normally  declare all its net  investment income,  if  any,  on a daily  basis  and  distribute,  as  dividends,  monthly.
Dividends are declared each day the Funds are open. Net investment income earned on days when the Funds are not open will be  declared  as a dividend on the next business day.

     Payment by check of cash dividends  will  ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net  investment  income  for each  Fund  will be  determined  at the time the offering  price and net asset value are  determined  (see  Determining  Offering
Price and Net Asset Value) and shall include  investment  income  accrued by the respective  Fund,  less the estimated  expenses of that Fund incurred  since the last  determination  of  net  asset  value.  Gross  investment  income  consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last  determination.  The dividend declared, as  noted  above,  will be  deducted  immediately  before  the net  asset  value calculation is made.

     Purchases of Fund shares by wire begin  earning  dividends  when  converted into Federal Funds and available for investment,  normally the next business day after  receipt.  However,  if a Fund is given prior notice of Federal Funds wire and  an  acceptable  written  guarantee  of  timely  receipt  from  an  investor satisfying  such  Fund's  credit  policies,  the  purchase  will  start  earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable  financial  condition and credit history in the sole  discretion  of that Fund.  The Funds  reserve the right to terminate  this option at any time. Purchases by check earn dividends upon conversion to Federal
Funds, normally one business day after receipt.

     Dividend distributions are automatically reinvested in additional shares of the paying Fund at net asset value of the ex-dividend  date,  unless an election to receive  dividends in cash has been made.  Dividend payments of $1.00 or less will be automatically  reinvested,  notwithstanding a shareholder's  election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving  dividends in cash again. If a shareholder  redeems an entire account, all  dividends  accrued to the time of the  withdrawal  will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

     If you  elect to take your  dividends  and  distributions  in cash and such dividends and  distributions are in an amount of $25 or more, you may choose the
MoneyLine(SM)  Direct Deposit  Service and have such payments  transferred  from your Fund  account  to your  predesignated  bank  account.  This  service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed.  You can initiate either service by completing an Account  Services  form.  If your name and  address on your  designated  bank account are not identical to the name and address on your Fund account, you must have  your  signature  guaranteed.  The  Funds  do  not  charge  a fee  for  any
MoneyLineSM  Service;  however,  your  bank may  charge a fee.  Please  call the
Shareholder Service Center for additional information about these services.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest.  A Fund may deduct from a  shareholder's  account the costs of such Fund's effort to locate a shareholder if a  shareholder's  mail is returned by the United States Post Office or such Fund is otherwise  unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

Exempt-Interest Dividends.
     By  meeting  certain  requirements  of the Code,  the Funds  qualify to pay exempt-interest  dividends to  shareholders.  These  dividends  are derived from interest  income exempt from regular  federal  income tax and are not subject to regular federal income tax when they are paid to  shareholders.  Exempt-Interest dividends that are excluded from federal  taxable income may still be subject to the federal alternative minimum tax. See the discussion below under the heading,
"Alternative Minimum Tax."

     For   shareholders   who  are  recipients  of  Social  Security   benefits,
exempt-interest  dividends are includable in computing  "modified adjusted gross income" for purposes of determining the amount of Social Security  benefits,  if any,  that is required to be included  in gross  income.  The maximum  amount of
Social Security benefits that may be included in gross income is 85%.

Dividends from Taxable Income.
     Each Fund may earn taxable income from many sources,  including income from temporary  investments,  discount from stripped  obligations  or their  coupons, income from securities loans or other taxable transactions,  and ordinary income from the sale of market discount bonds.  Any  distributions  by a Fund from this income will be taxable to shareholders as ordinary income,  whether shareholders receive them in cash or in additional shares.

Capital Gain Distributions.
     Each Fund may realize a capital  gain or loss in  connection  with sales or
other  dispositions  of  its  portfolio   securities.   Distributions  from  net
short-term  capital  gain will be taxable to  shareholders  as ordinary  income.
Distributions from net long-term capital gain will be taxable to shareholders as long-term  capital  gain,  regardless of how long  shareholders  have held their shares in a Fund.  Any net capital  gain  realized by a Fund  generally  will be distributed  once  each  year,  and  may  be  distributed  more  frequently,  if necessary,  to reduce or  eliminate  excise  or income  taxes on the Fund.  Such distributions  will be reinvested in shares,  unless the  shareholder  elects to receive them in cash.  Shareholders will receive a quarterly statement showing a
Class's dividends paid and all the transactions made during the period.

Information on the Amount and Tax Character of Distributions.
     The Funds will inform  shareholders of the amount of their taxable ordinary income and capital  gain  dividends  at the time they are paid,  and will advise shareholders  of their tax status for federal income tax purposes  shortly after the end of each calendar year,  including the portion of the distributions  that on average are  comprised  of taxable  income or  interest  income that is a tax preference  item when  determining  shareholders'  alternative  minimum  tax. If shareholders  have  not  held a  Fund's  shares  for a full  year,  the Fund may designate  and  distribute  to  shareholders,  as  taxable,  tax-exempt  or  tax preference  income,  a percentage  of income that may not be equal to the actual amount  of this  type of  income  earned  during  the  period  of  shareholders'
investment in the Fund. Taxable  distributions  declared by the Fund in December but paid in January are taxed to shareholders as if made in December.

TAXES

Election to be Taxed as a Regulated Investment Company.
     Each Fund has  elected  (or  intends to elect) to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent  fiscal year,  and intends to so qualify  during the current  fiscal year. As a regulated  investment  company,  each Fund  generally pays no federal income tax on the  income and gain it  distributes  to  shareholders.  The Board reserves  the right not to maintain the  qualification  of a Fund as a regulated investment  company if it determines such a course of action to be beneficial to shareholders.  In that case,  a Fund would be subject to federal,  and  possibly state,  corporate taxes on its taxable income and gains,  and  distributions  to shareholders  (including  dividends from tax-exempt  interest) would be taxed as dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements.
     To avoid federal excise taxes, the Code requires each Fund to distribute to shareholders by December 31 of each year, at a minimum,  the following  amounts:
98% of its taxable  ordinary  income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31;
and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  distributions in December (or to pay them in January,  in which case shareholders must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales or Exchanges of Fund shares.
     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax  purposes.  If you sell your Fund shares,  or exchange them for shares of a different Delaware  Investments family fund, the IRS requires you to report any gain or loss on your sale or exchange.  If you owned your shares as a capital asset, any gain or loss that you realize  generally is a capital gain or loss,  and is  long-term  or  short-term,  depending  on how long you owned your shares.

     Sales at a loss within six months of purchase. If you sell or exchange Fund shares that you owned for six months or less:

     o    any loss incurred is  disallowed to the extent of any  exempt-interest dividends paid to you on your shares, and

     o    any  remaining  loss is treated  as a  long-term  capital  loss to the extent of any long-term capital gains distributed to you by a Fund.

     Deferral of basis.  (Class A only) In reporting gain or loss on the sale of your Fund  shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

     IF:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and

     o    You sell some or all of your  original  shares within 90 days of their purchase, and

     o    You  reinvest  the sales  proceeds in the Fund or in another  Delaware
          Investments  family fund,  and the sales  charge that would  otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Wash  sales.  All or a portion of any loss that you  realize on the sale of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund within 30 days before or after your sale. Any loss  disallowed  under these rules is added to your tax basis in the new shares.

U.S. government obligations.
     The income  earned on certain  U.S.  government  securities  is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free status to dividends paid to you from interest earned by a Fund on these  securities,  subject in some states to minimum  investment  or  reporting requirements  that must be met by the Fund.  The income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA)
or Federal National Mortgage  Association (FNMA) securities)  generally does not qualify for tax-free  treatment.  The rules on exclusion of dividends  paid from interest earned on U.S. government securities may differ for corporations.

Qualified Dividend Income for Individuals.
     Because each Fund's income is derived  primarily from interest  rather than dividends,  none of its  distributions  are  expected to be  qualified  dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-Received Deduction for Corporations.
     Because each Fund's income is derived  primarily from interest  rather than dividends,  none of its  distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax.
     Interest on certain  private  activity  bonds,  while  exempt from  regular federal income tax, is a preference item for shareholders when determining their federal  alternative  minimum tax.  Private activity bond interest could subject shareholders to or increase their liability  under federal  alternative  minimum taxes,  depending on their personal or corporate tax position.  If  shareholders are a person defined in the Code as a "substantial user" (or person related to a user) of a facility  financed by private  activity  bonds,  shareholders  should consult with their tax advisor before buying shares of a Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares.
     Interest on debt that shareholders incur to buy or hold Fund shares may not be deductible for federal income tax purposes.  Indebtedness may be allocated to shares of a Fund even  though not  directly  traceable  to the  purchase of such shares.

Loss of Status of Securities as Tax-Exempt.
     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security,  as well as Fund distributions  derived from this interest,  to become taxable,  perhaps  retroactively to the date the security was issued.  In such a case,  a Fund may be  required  to  report  to the IRS and send to  shareholders amended  Forms  1099 for a prior  taxable  year in order  to  report  additional taxable  income.  This,  in turn,  could  require  shareholders  to file amended federal  and state  income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Investment in Complex Securities.
     Each Fund may invest in securities issued or purchased at a discount,  such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received.  In order to generate  sufficient cash to make these distributions, a Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold.  These rules could affect the amount,  timing and/or tax character of income  distributed to you by the Fund. A Fund may invest in other complex securities that could be subject to numerous special and complex tax rules.

     Derivatives.   The  Funds  are  permitted  to  invest  in  certain   option
transactions.  If a Fund  makes  these  investments,  it  could be  required  to mark-to-market  these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules,  gains or losses  on the  contracts  generally  would be  treated  as 60%
long-term and 40% short-term gains or losses.  In determining its net income for excise tax  purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31 (for  capital gain net income) and December
31 (for taxable  ordinary  income),  and to realize and distribute any resulting income and gains.

     Short Sales.  Certain hedging transactions that may be engaged in by a Fund
(such as short sales  "against the box") may be subject to special tax treatment as  "constructive  sales"  if the  Fund  holds  certain  "appreciated  financial positions"  defined  generally as any  interest  (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or  partnership  interests  if there  would be a gain were such  interest  sold, assigned, or otherwise terminated at its fair market value. Upon entering into a
constructive  sales  transaction  with  respect  to  an  appreciated   financial
position,  the Fund will  generally be deemed to have  constructively  sold such appreciated  financial position and will recognize gain as if such position were sold, assigned,  or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

     Tax  straddles.  A Fund's  investment  in  options,  futures,  or  forwards contracts in connection with certain hedging transactions could cause it to hold offsetting  positions in securities.  If the Fund's risk of loss with respect to specific  securities  in its portfolio is  substantially  diminished by the fact that it holds other securities,  the Fund could be deemed to have entered into a tax  "straddle"  or to hold a "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Each of these  investments  by a Fund in complex  securities  is subject to special  tax rules that could  affect the amount,  timing  and/or  character  of income realized by the Fund and distributed to you.

Backup Withholding.
     By law, a Fund must withhold a portion of your taxable  dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding is required,  the amount will be 28% of any distributions of taxable income, capital gains or proceeds from the sale of your shares.

Non-U.S. Investors.
     Non-U.S.  Investors may be subject to U.S.  withholding  and estate tax and are subject to special  U.S. tax  certification  requirements.  Foreign  persons
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Exempt-Interest  Dividends. In general,  exempt-interest  dividends are not subject to U.S. withholding tax.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, dividends  paid by a Fund from either  long-term  or  short-term  capital  gains
(other than gain realized on  disposition  of U.S. real property  interests) are not  subject  to  U.S.  withholding  tax  unless  you  are a  nonresident  alien individual present in the United States for a period or periods  aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated  investment  company.  On any payment date,  the amount of an ordinary dividend  that is designated  by a Fund as an  interest-related  dividend may be more or  less  than  the  amount  that is so  qualified.  This  is  because  the designation is based on an estimate of the Fund's qualified  interest income for its entire fiscal year,  which can only be determined  with  exactness at fiscal
year  end.  In  addition,   each  Fund  reserves  the  right  not  to  designate
interest-related  dividends where the amount designated would be de minimis on a per share basis.  Also,  third-party  service  providers  may not be equipped or otherwise  able  to  pass-through  to  shareholders  designations  by a Fund  of interest-related dividends in cases where title to Fund shares is held in street name or through an omnibus  account.  As a consequence,  a Fund (or  third-party service  provider) may  overwithhold  a small amount of U.S. tax from a dividend payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S. Tax Certification Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Certain State Tax Consequences of Investing in each of the Funds
     For a discussion  regarding  certain state tax consequences of investing in each of the Funds, please see the section entitled "Dividends, distributions and taxes" in the Prospectus.

     This discussion of  "DISTRIBUTIONS"  and "TAXES" is not intended or written to be used as tax  advice  and does not  purport  to deal with all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Funds'  most  current  performance  information,  please call
1-800-523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     [_______________],           which          is          located          at
[________________________________________], serves as the independent registered public  accounting firm for each Trust and, in its capacity as such,  audits the annual financial  statements of the Funds. The Funds'  Statements of Net Assets,
Statements of Assets and  Liabilities,  Statements of Operations,  Statements of
Changes in Net Assets,  Financial Highlights and Notes to Financial  Statements,
as well as the report of  [________________],  for the fiscal year ended  August
31, 2006 are included in the Funds' Annual Report to shareholders. The financial statements and financial highlights,  the notes relating thereto and the reports of [_______________]  listed above are incorporated by reference from the Annual
Reports into this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of October 1, 2006, management believes the following  shareholders held of  record 5% or more of the  outstanding  shares  of each  class of each  Fund.
Management does not have knowledge of beneficial owners.

---------------------------------------- --------------------------------------- -------------
Fund/Class                               Name and Address of Account             Percentage
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Arizona Fund           MLPF&S FBO its Customers                       7.93%
Class A Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
                                         Citigroup Global Markets, Inc.                 5.87%
                                         Attn: Peter Booth, 7th Floor
                                         333 W. 34th Street
                                         New York, NY 10001
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free California Fund        MLPF&S FBO its Customers                      12.33%
Class A Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
                                         NFS LLC FEBO its Customer                      7.92%
                                         539 E. Walnut Ave.
                                         Burbank, CA 91501
---------------------------------------- --------------------------------------- -------------
                                         Citigroup Global Markets, Inc.                 7.08%
                                         Attn: Peter Booth, 7th Floor
                                         333 W. 34th Street
                                         New York, NY 10001
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free California Fund        Citigroup Global Markets, Inc.                14.51%
Class B Shares                           Attn: Peter Booth, 7th Floor
                                         333 W. 34th Street
                                         New York, NY 10001
---------------------------------------- --------------------------------------- -------------
                                         MLPF&S FBO its Customers                       9.03%
                                         Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free California Fund        MLPF&S FBO its Customers                      21.00%
Class C Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
                                         Citigroup Global Markets, Inc.                 7.72%
                                         Attn: Peter Booth, 7th Floor
                                         333 W. 34th Street
                                         New York, NY 10001
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Colorado Fund Class    Citigroup Global Markets, Inc.                 5.92%
A Shares                                 Attn: Peter Booth, 7th Floor
                                         333 W. 34th Street
                                         New York, NY 10001
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Colorado Fund          Wells Fargo Investments LLC                    6.59%
Class B Shares                           FBO its Customer
                                         608 2nd Ave. S., Floor 8
                                         Minneapolis, MN 55402
---------------------------------------- --------------------------------------- -------------
                                         MLPF&S FBO its Customers                       6.07%
                                         Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Colorado Fund          MLPF&S FBO its Customers                      14.43%
Class C Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
                                         Citigroup Global Markets, Inc.                 6.23%
                                         Attn: Peter Booth, 7th Floor
                                         333 W. 34th Street
                                         New York, NY 10001
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Florida Insured Fund   Citigroup Global Markets, Inc.                15.97%
Class A Shares                           Attn: Peter Booth, 7th Floor
                                         333 W. 34th Street
                                         New York, NY 10001
---------------------------------------- --------------------------------------- -------------
                                         MLPF&S FBO its Customers                       6.34%
                                         Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Florida Insured Fund   MLPF&S FBO its Customers                      21.01%
Class B Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Florida Insured Fund   MLPF&S FBO its Customers                      20.42%
Class C Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
                                         Raymond James & Assoc. Inc                     8.83%
                                         FBO its Customer
                                         880 Carillon Pkwy
                                         St. Petersburg, FL 33716
---------------------------------------- --------------------------------------- -------------
                                         Pershing LLC                                   7.44%
                                         P.O. Box 2052
                                         Jersey City, NJ 07303
---------------------------------------- --------------------------------------- -------------
                                         Pershing LLC                                   6.74%
                                         P.O. Box 2052
                                         Jersey City, NJ 07303
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Idaho Fund             MLPF&S FBO its Customers                       5.16%
Class A Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Idaho Fund             MLPF&S FBO its Customers                       7.48%
Class B Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
                                         Citigroup Global Markets, Inc.                 7.17%
                                         Attn: Peter Booth, 7th Floor
                                         333 W. 34th Street
                                         New York, NY 10001
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Idaho Fund             MLPF&S FBO its Customers                       7.17%
Class C Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Minnesota Fund         MLPF&S FBO its Customers                       4.62%
Class A Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Minnesota Fund         MLPF&S FBO its Customers                      14.01%
Class B Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Minnesota Fund         MLPF&S FBO its Customers                      12.24%
Class C Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Minnesota Insured      MLPF&S FBO its Customers                       5.57%
Fund Class B Shares                      Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Minnesota Insured      MLPF&S FBO its Customers                       7.19%
Fund Class C Shares                      Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
                                         U.S. Bancorp Investments, Inc.                 6.97%
                                         FBO its Customer
                                         60 Livingston Ave.
                                         Saint Paul, MN 55107
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Minnesota              Piper Jaffray & Co.                           11.12%
Intermediate Fund Class B Shares         FBO its Customer
                                         800 Nicollet Mall
                                         Minneapolis, MN 55402
---------------------------------------- --------------------------------------- -------------
                                         U.S. Bancorp Investments, Inc.                10.44%
                                         FBO its Customer
                                         100 S. 5th St., Suite 1400
                                         Minneapolis, MN 55402
---------------------------------------- --------------------------------------- -------------
                                         Piper Jaffray & Co.                            5.96%
                                         FBO its Customer
                                         800 Nicollet Mall
                                         Minneapolis, MN 55402
---------------------------------------- --------------------------------------- -------------
                                         Wells Fargo Investments LLC                    5.63%
                                         FBO its Customer
                                         608 2nd Ave. S., Floor 8
                                         Minneapolis, MN 55402
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free Minnesota              Pershing LLC                                   8.58%
Intermediate Fund Class C Shares         P.O. Box 2052
                                         Jersey City, NJ 07303
---------------------------------------- --------------------------------------- -------------
Delaware Minnesota High-Yield            MLPF&S FBO its Customers                       8.80%
Municipal Bond Fund Class C Shares       Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free New York Fund          Roberta B. Wendel                             13.86%
Class A Shares                           143 Westhaven Rd.
                                         Ithaca, NY 14850
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free New York Fund          MLPF&S FBO its Customers                      14.07%
Class B Shares                           Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
                                         Pershing LLC                                   7.27%
                                         P.O. Box 2052
                                         Jersey City, NJ 07303
---------------------------------------- --------------------------------------- -------------
                                         Dean Witter                                    5.50%
                                         FBO its Customer
                                         P.O. Box 250
                                         New York, NY 10008
---------------------------------------- --------------------------------------- -------------
                                         NFS LLC                                        5.26%
                                         FEBO its Customer
                                         80 Forsyth St.
                                         New York, NY 10002
---------------------------------------- --------------------------------------- -------------
                                         First Clearing LLC                             5.06%
                                         FBO its Customer
                                         1320 131st Street
                                         College Point, NY 11356
---------------------------------------- --------------------------------------- -------------
Delaware Tax-Free New York Fund          RBC Dain Rauscher Inc.                        28.95%
Class C Shares                           FBO its Customer
                                         59 Weaver Street
                                         Scarsdale, NY 10583
---------------------------------------- --------------------------------------- -------------
                                         UBS Financial Services Inc.                   17.59%
                                         FBO its Customer
                                         12711 Northern Blvd.
                                         Flushing, NY 11354
---------------------------------------- --------------------------------------- -------------
                                         Pershing LLC                                  12.59%
                                         P.O. Box 2052
                                         Jersey City, NJ 07303
---------------------------------------- --------------------------------------- -------------
                                         M. Newhouse, D. Newhouse & J. Newhouse,        8.94%
                                         Trustees
                                         150 Spanish Trl., Apt. E
                                         Rochester, NY 14612
---------------------------------------- --------------------------------------- -------------
                                         Pershing LLC                                   8.90%
                                         P.O. Box 2052
                                         Jersey City, NJ 07303
---------------------------------------- --------------------------------------- -------------
                                         First Clearing Corporation                     6.61%
                                         FBO its Customer
                                         786 Hillside Ave.
                                         Rochester, NY 14618
---------------------------------------- --------------------------------------- -------------
                                         MLPF&S FBO its Customers                      11.78%
                                         Attn Fund Administration
                                         4800 Deer Lake Dr. E., 2nd Floor
                                         Jacksonville, FL 32246
---------------------------------------- --------------------------------------- -------------
                                         Wedbush Morgan Securities                      7.29%
                                         FBO its Customer
                                         Los Angeles, CA 90017
---------------------------------------- --------------------------------------- -------------

APPENDIX A - SPECIAL FACTORS AFFECTING THE FUNDS

     The following  information  is a brief summary of particular  state factors affecting  the Funds and does not purport to be a complete  description  of such factors.  The financial  condition of a state, its public  authorities and local governments  could affect the market values and  marketability of, and therefore the net asset value per share and the interest  income of the  respective  state
Fund, or result in the default of existing  obligations,  including  obligations which  may be held by a Fund.  Further,  each  state  faces  numerous  forms  of litigation seeking  significant  damages that, if awarded,  may adversely affect the  financial  situation  of such state or issuers  located in such  state.  It should be noted that the  creditworthiness of obligations issued by local issues may be unrelated to the  creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

     Bond ratings received on a state's general obligation bonds, if any, may be discussed below.  Moody's,  S&P and/or Fitch provide an assessment/rating of the creditworthiness  of an  obligor.  The debt  rating is not a  recommendation  to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable.  Each rating service does not perform an audit in connection  with any rating and may, on occasion,  rely on  unaudited  financial information.  The ratings may be changed, suspended, or withdrawn as a result of
changes  in,  or  unavailability  of,  such  information,   or  based  on  other
circumstances.  There is no assurance  that such  ratings will  continue for any given period of time or that they will not be revised or  withdrawn  entirely by any such rating  agencies,  if in their respective  judgments,  circumstances so warrant.

     A revision or  withdrawal of any such credit rating could have an effect on the  market  price  of the  related  debt  obligations.  An  explanation  of the significance  and status of such credit  ratings may be obtained from the rating agencies  furnishing  the same. In addition,  a description of Moody's and S&P's bond ratings is set forth in Appendix B.

     The information contained below is based primarily upon information derived from state official  statements,  Certified Annual Financial Reports,  state and industry trade publications, newspaper articles, other public documents relating to  securities  offerings  of issuers  of such  states,  and other  historically reliable  sources.  It is only a brief summary of the complex factors  affecting
the  financial   situation  in  various  states  discussed.   It  has  not  been
independently  verified  by the  Funds.  The  Funds  make no  representation  or warranty regarding the completeness or accuracy of such information.  The market value of shares of any Fund may  fluctuate  due to  factors  such as  changes in interest rates, matters affecting a particular state, or for other reasons.

Factors Affecting the Tax-Free Arizona Fund
     Economic   Condition  and  Outlook.   Arizona's  economy  entered  the  new
millennium  with great zeal.  However,  in 2001 and 2002  Arizona's  economy was dealt a series of  economic  blows as a drought  sharply  curtailed  winter  and summer  activity in trade and services  (of which many are tourism  industries).
This was worsened as fires ravaged several areas of the State, resulting in park closures and the loss of homes and businesses.  The economy recovered relatively quickly following the 2002 economic downturn. The Arizona Department of Economic
Security,  Research  Administration  ("RA") forecasts  indicate continued growth with a subtle slowing in 2006. The RA forecasts  continue to call for almost all major  industries  to show job  growth  through  2006.  However,  recent  events associated  with rising energy costs suggest  caution and may likely result in a dampening effect to the nation's and Arizona's economy.

     The October 2005 seasonally adjusted unemployment rate for Arizona was 4.9%
(compared  with 5.0% for the  United  States).  The  October  2005 rates for the
Phoenix and Tucson  MSAs  (metropolitan  statistical  areas) were 4.3% and 3.7%, respectively. Arizona's economy has been adding jobs for more than two years and is  expected  to  continue  expanding  through  2006.  The RA, in its  2005-2006 forecast,  projects a 4.6% increase in non-farm jobs in 2005 and a 3.7% increase in 2006.

     RA expects  manufacturing jobs will add 4,800 jobs for an expansion rate of
1.5% in 2005 and 1.2% in 2006. The sector is expected to experience expansion as a result of an anticipated  increase in defense contracts.  Fueled by population
growth  and  the  corresponding   need  to  expand   infrastructure,   Arizona's
construction  industry  continues  to exhibit  strong  growth,  with 13,900 jobs gained in 2004. RA's forecast calls for an increase of 20,900  construction jobs over 2005 and 18,900  construction  jobs over 2006. Mining and natural resources gained 400 jobs in 2004 and is forecast  to increase  11% in 2005 with a gain of
900 jobs and 8% in 2006 with a gain of 800 jobs.  A labor  dispute and strike in
2005  resulted  in  a  temporary   decrease  in  natural  resources  and  mining
employment.

     In all, RA's forecast  calls for an increase of 37,000 trade jobs from 2004 to  2006  with  a  growth  rate  of  5.6%  for  2005  and  3.8%  for  2006.  The transportation, communications, and utilities group shows a reduced growth rate.
The sector is forecast to add 2,400 jobs,  for a growth rate of 1.8% in 2005 and
1.2% in 2006. Arizona's finance, insurance, and real estate group is forecast to add 11,700 jobs in 2005 and 2006,  for an expansion rate of 4% in 2005 and 3% in
2006.

     RA forecasts  Arizona's  economy  continuing to grow at a pace that for the first seven  months of 2005 kept the State  ranked as the second  fastest in the nation in non-farm job growth.  Overall employment  expansion  continues to look
generally   favorable  in  most  industries  in  2005  and  2006,  although  the information services industry continues to be of concern with accelerated losses anticipated for 2005.

     General  Fund.  The  General  Fund ended the June 30, 2005 fiscal year with
$639 million in unreserved fund balance and a $222 million reserved fund balance for a total fund balance of $861  million.  This  compares to the previous  year total fund balance of $413 million.  Included in the $222 million  reserved fund
balance  is  $161  million  for  the  Budget   Stabilization  Fund.  The  Budget
Stabilization  Fund is a form of "Rainy Day Fund" established by the legislature in 1991.

     Cash  Management.  The  responsibility  for cash management of the State is shared by the Office of the Treasurer  ("Treasurer") and the General  Accounting
Office of the Department of Administration, Financial Services Division ("GAO").
The  Treasurer is  responsible  for the  depository,  custodial  and  investment functions of cash. The GAO is responsible for drawing down monies  available for
State functions and the  expenditure or disbursement of those monies.  The State requires that Treasurer's  deposits and investments with financial  institutions
be  entirely   covered  by  Federal   depository   insurance  or   alternatively
collateralized with surety equal to 102% of the deposit or investment. Component units  may  have  collateralization  policies  that  differ  from  those  of the
Treasurer.  The legislature has passed statutes  authorizing State  investments.
The Treasurer  deposits  receipts in  accordance  with  applicable  statutes and invests  excess cash of the General Fund and various other funds.  All interest, not otherwise  apportioned by law, is deposited in the General Fund.  Investment earnings for the General Fund totaled $33 million for the fiscal year ended June
30, 2005.

     Debt   Administration.   The  State  issues  no  general   obligation  debt
instruments. The Arizona Constitution provides that the State may contract debts not to exceed  $350,000.  This  provision has been  interpreted  to restrict the
State from  pledging  its credit as a sole  payment for debts  incurred  for the operation of State government. As a result, the State finances most of its major capital needs by lease purchase transactions and issuing revenue bonds and grant anticipation  notes.  Lease purchase  transactions are funded by certificates of participation.  Revenue  bonds  and  grant  anticipation  notes  are  funded  by dedicated revenue sources.

     The  particular  source of payment  and  security  for each of the  Arizona municipal  bonds is detailed in the debt  instruments  themselves and in related offering materials. There can be no assurances as to whether the market value or marketability  of any of the Arizona  municipal  bonds issued by an entity other than the State of Arizona will be affected by financial or other  conditions  of the State or of any entity located within the State.  In addition,  the State of
Arizona, as well as counties,  municipalities,  political subdivisions and other public authorities of the State are subject to limitations  imposed by Arizona's
Constitution with respect to ad valorem taxation,  bonded indebtedness and other matters. For example,  budgeted expenditures are prohibited from exceeding 7.41%
of the total  personal  income of the State in any fiscal year as  estimated  by
Economic Estimates  Commission.  These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

     In 1994,  the Arizona  Supreme  Court held that the State school  financing scheme,  with its reliance on disparate property tax assessments for wealthy and poor school  districts,  violated  Article XI of the Arizona State  Constitution which  requires a "general  and uniform  public  school  system."  In 1998,  the legislature passed a plan that reformulates  education funding by providing $350 million of State funds to build new  schools  and places a statutory  cap on the amount of bond  indebtedness  a school  district  may  incur.  Essentially,  the legislation  replaces general obligation bonding with a centralized State funded system.  The bill  should not affect the  payment of debt  service on any school district's  bonds since the debt service on school  district bonds is levied and collected directly by the counties on behalf of the school districts.

     The  Tax-Free  Arizona  Fund  is  susceptible  to  political,  economic  or regulatory  factors affecting issuers of Arizona  municipal  obligations.  These
include  the  possible   adverse  effects  of  certain  Arizona   constitutional
amendments,  legislative  measures,  voter initiatives and other matters. At any given time there may be  numerous  civil  actions  pending  against the State of
Arizona which could,  if determined  adversely to the State,  affect the State's expenditures and, in some cases, its revenues.  The information provided is only a brief summary of the complex  factors  affecting  the  financial  situation in
Arizona and is derived from sources  that are  generally  available to investors and are believed to be  accurate.  It is based in part on  information  obtained from  various  State and local  agencies  in Arizona or  contained  in  Official
Statements   for  various   Arizona   municipal   obligations.   No  independent
verification  has  been  made  of the  accuracy  or  completeness  of any of the preceding information.

Factors Affecting the Tax-Free California Fund
     Economic  Outlook.  The California  economy is the largest among the states and one of the largest in the world. Major components of the State's economy are high technology,  trade,  entertainment,  agriculture,  manufacturing,  tourism, construction and services.  In early 2001,  California's  economy slipped into a
recession  that  was   concentrated  in  the  State's   high-tech   sector  and,
geographically,  in the San Francisco Bay area. Both the California  economy and the national economy improved in 2004 and first quarter of 2005.  California has gained  336,000 jobs between July 2003 and March 2005  compared with the 367,000 jobs lost between  January 2001 and July 2003. For the third  consecutive  year,
California  economic  output grew more quickly than national  economic output in
2004. In addition, both California personal income and taxable sales grew almost twice as fast in 2004 than in 2003.  Made-in  California  exports  rebounded and
State job growth increased.

     Adjusted for inflation,  California  economic  output grew by 5.1% in 2004, the 11th best  performance of the 50 states.  By comparison,  national  economic output grew by 4.4% over the same period.  California total personal income grew by 6.3% in 2004, after growing by only 3.1% in 2003.  California wage and salary income gains were 5.7% and 2.5% over the same period. California personal income and wages and  salaries  were 7.1% and 7.8% higher,  respectively,  in the first quarter of 2005 than a year earlier. Statewide taxable sales were 7.3% higher in
2004 than in 2003. California exports increased by 17% in 2004 and were about 5%
higher in the first  quarter of 2005 than a year  earlier.  The average level of non-farm  payroll  employment was 1% higher in 2004 than in 2003 and 1.7% higher in the first five  months of 2005 than a year  earlier.  The State  unemployment rate was 5.3% in May 2005, down from 6% in December 2004 and 6.3% in May 2004.

     The California  Legislative  Analyst's  Office  projects that  California's economy will grow by slightly  less than the national  average in 2006 and early
2007,  before  accelerating  to a pace that is slightly higher than the national average in 2008 and  beyond.  Part of the reason  for  California's  anticipated slightly below average growth rate next year is that  post-hurricane  rebuilding will boost U.S. economic growth, but will be concentrated in the southern region of the nation.

     Wage and salary  employment  growth is projected to slow slightly from 1.4%
in 2005 to 1.3% in 2006 before  returning to 1.4% in 2007 and  remaining in that range through 2008.  Personal  income growth is anticipated to slow from 6.3% in
2005 to 5.7% in 2006,  and  further to 5.5% in 2007 before  rebounding  in 2008.
Most of the  anticipated  modest  slowdown in income  growth during the next two years is related to tapering  activity in the construction  and  finance-related sectors.  Permits for new  construction are projected to decline from 214,000 in
2005 to 185,000 in 2006, and further to 175,000 by 2008. Taxable sales growth is projected to slow from 6.1% in 2005 to 5.2% in 2006, before partially rebounding in 2007.

     Revenues  and  Expenditures.  The  Legislative  Analyst's  Office,  in  its
November 2005 California Fiscal Outlook,  noted that California's budget outlook has benefited from both a major increase in revenues and a significant amount of savings  adopted in the 2005-06  savings plan. They forecast is that the current fiscal  will end with a reserve of nearly  $5.2  billion.  This large  carryover reserve is anticipated to be more than  sufficient to kept the State's budget in balance in 2006-07 without any new program  reductions or added  revenues,  even though  current-law  projected  expenditures  exceed  projected  revenues  by $4 billion during that year.

     The 2005-06 budget included two key features which  significantly  improved the State's longer-term fiscal picture. First, it contained well over $2 billion in ongoing  budgetary  savings,  mainly in the areas of Proposition 98 education spending and social services.  Second,  most of the unexpectedly strong revenues received in the spring of 2004 was  allocated to prepay  outstanding  loans from
local    governments   and   eliminated   the   planned   sale   of   additional
deficit-financing bonds.

     Limitation  on  Taxes.  Certain  California  municipal  obligations  may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad  valorem  property  taxes  as a source  of  revenue.  The  taxing  powers  of
California local  governments and districts are limited by Article XIII A of the
California  Constitution,  enacted by the voters in 1978 and  commonly  known as
"Proposition  13."  Proposition  13 reduced  and  limited  the future  growth of property  taxes and limited the ability of local  governments  to impose special
taxes  devoted  to  a  specific  purpose  without   two-thirds  voter  approval.
Proposition 218, another  constitutional  amendment  initiative  enacted in 1996 further  limited  the  ability  of local  governments  to raise  taxes and fees.
Counties,  in particular  have had fewer revenue raising options than many other local government entities, while having to maintain many services.

     Appropriations Limits.  California and its local governments are subject to an annual  "appropriations  limit"  imposed by Article XIII B of the  California
Constitution,  enacted  by the  voters  in 1979  and  significantly  amended  by
Propositions  98 and 111 in 1988 and  1990,  respectively.  Proposition  98,  as modified by Proposition 111, changed State funding of public education below the university  level and the operation of the  appropriations  limit,  primarily by guaranteeing  K-14 schools a minimum  amount of General Fund  revenues.  Article
XIII B  prohibits  the  State or any  covered  local  government  from  spending
"appropriations  subject to  limitation" in excess of the  appropriations  limit imposed.  "Appropriations  subject to limitation"  are  authorizations  to spend
"proceeds of taxes,"  which  consist of tax  revenues,  and certain other funds, including proceeds from regulatory licenses,  user charges or other fees, to the extent that such  proceeds  exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments.  No limit is imposed on  appropriations  of funds that are not  "proceeds of taxes,"
such as reasonable user charges or fees, and certain other non-tax funds.

     Among the  expenditures  not included in the Article XIII B  appropriations limit  are (1) the debt  service  cost of bonds  issued or  authorized  prior to
January 1, 1979 or  subsequently  authorized by the voters,  (2)  appropriations required to comply  with  mandates  of courts or the  federal  governments,  (3)
appropriations  for certain capital outlay projects,  (4) appropriations for tax refunds,  (4)  appropriations  of revenues derived from any increase in gasoline taxes and vehicle weight fees above January 1, 1990 levels,  (5)  appropriations of certain taxes imposed by initiative,  and 6)  appropriations  made in certain cases of  emergency.  The  appropriations  limit  for each  year is based on the appropriations limit for the prior year, adjusted annually to reflect changes in per capita income and population,  and any transfers of service responsibilities between government units.

     Obligations of the State of California.  Under the California Constitution,
debt service on outstanding general obligation bonds is the second charge to the
General Fund after support of the public  school system and public  institutions of higher education. The State had approximately $47 billion aggregate principal
amount  of  non-self   liquidating  general  obligation  bonds  outstanding  and
approximately $15 billion of unissued non-self  liquidating  general  obligation bonds as of October 1, 2005.

     On March 2, 2004  California  voters  approved  two  measures  designed  to address the cumulative budget deficit and to implement  structural reform. Under the  California  Economic  Recovery  Bond Act  (Proposition  57),  the  State is
authorized  to issue up to $15  billion  of  economic  recovery  bonds (of which
$10.986  billion  have been issued as of November  2005) to finance the negative
General  Fund reserve as of June 30, 2004,  and other  General Fund  obligations undertaken  prior to June 30, 2004. The Balanced Budget  Amendment  (Proposition
58) restricts future long-term deficit financing and requires the State to adopt and maintain a balanced budget and to establish a reserve fund.

     Other Issuers of California  Municipal  Obligations.  There are a number of
State agencies,  instrumentalities and political  subdivisions of the State that issue municipal  obligations,  some of which may be conduit revenue  obligations payable from  payments  from private  borrowers.  These  entities are subject to various  economic  risks  and  uncertainties,  and  the  credit  quality  of the securities  issued  may  vary  considerably  from  the  credit  quality  of  the obligations  backed by the full  faith and  credit  of the  State.  The State of
California has no obligation  with respect to any obligations or securities of a county or any of the other participating entities, although under existing legal precedents,  the State may be  obligated  to ensure that school  districts  have sufficient funds to operate.

     Bond Ratings.  On August 24, 2004, Standard and Poor's raised its rating on
California's  general  obligation bonds from "BBB" to "A." In doing so, it cited the easing of immediate  liquidity  pressure on the State  following the sale of long-term  bonds to fund operating fund deficits and the State's recent economic improvement  accompanied by an 2005 State budget that continues to be reliant on substantial amounts of long-term  borrowing.  On July 14, 2005, Fitch raised its rating on  California's  general  obligation  bonds from "A-" to "A." The rating actions reflect California's improved economic and revenue performance, and some progress in addressing the structural  imbalance,  which remains large.  On July
11, 2005,  Moody's raised its rating on California's  general  obligation  bonds from  "A3" to "A2,"  citing  an  established  recovery  trend in the  California economy and tax  revenues,  as well as improved  State  budgetary  and liquidity outlooks.  (Ratings confirmed as of December 6, 2005). There can be no assurance that such ratings will be maintained in the future.  It should be noted that the creditworthiness  of  obligations  issued  by local  California  issuers  may be unrelated  to  the  creditworthiness  of  obligations  issued  by the  State  of
California,  and that  there is no  obligation  on the part of the State to make payment on such local obligations in the event of default.

     Legal  Proceedings.  There are numerous civil actions  pending  against the
State,  which  could,  if decided  against the State,  require the State to make significant future  expenditures and may substantially  impair revenues and cash flow. It is not possible to predict what impact,  if any, such  proceedings  may have on the Tax-Free California Fund.

     Other  Considerations.  Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages.  Any  California  municipal  obligation  in the  Tax-Free
California  Fund could be affected  by an  interruption  of revenues  because of damaged facilities, or, consequently,  income tax deductions for casualty losses or property tax assessment  reductions.  Compensatory financial assistance could be  constrained  by the inability of (i) an issuer to have  obtained  earthquake insurance  coverage  at  reasonable  rates;  (ii) an  insurer  to perform on its contracts of insurance in the event of widespread  losses;  or (iii) the Federal or State  government to  appropriate  sufficient  funds within their  respective budget limitations.

     The Tax-Free  California  Fund is  susceptible  to  political,  economic or regulatory factors affecting issuers of California municipal obligations.  These include  the  possible  adverse  effects  of certain  California  constitutional amendments,  legislative  measures,  voter  initiatives  and other matters.  The information  provided is only a brief summary of the complex  factors  affecting the  financial  situation  in  California  and is derived  from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in California
or  contained  in  Official   Statements   for  various   California   municipal
obligations.  No  independent  verification  has been  made of the  accuracy  or completeness of any of the preceding information.

Factors Affecting the Tax-Free Colorado Fund
     General.   Colorado's   major   economic   sectors   include   agriculture,
manufacturing,  technology, tourism, energy production, and mining. Considerable economic  activity  is  generated  in  support of these  sectors by  government, wholesale and retail trade,  transportation,  communications,  public utilities, finance,  insurance, real estate, and other services. Given the State's semiarid climate,  water resource development,  allocation,  and conservation are ongoing issues for State management.

     Economic Outlook.  According to a September 2005 report from the Governor's
Office of State Planning and Budgeting  ("OSPB"),  the State's labor markets are recovering and Colorado  economic  activity is accelerating.  Colorado  economic growth  continued to strengthen  during the second quarter of 2005.  Reasons for optimism  include an expanding  labor market,  increases in personal  income and strong tourism activity. In 2004, Colorado added 27,600 jobs,  representing 1.3%
growth.  Moreover,  Colorado's 2.3% August 2005 employment  increase is the 10th highest in the country.  2004 retail  trade sales  increased  6.2%,  the highest annual raise since 2000. Per capita income rose 5.8% in 2004. The September 2005 unemployment  rate was 5.1%, 0.3 percentage  points below the State's  September
2004  unemployment  rate.  The  September  2005  employment  was 2.2%  above the corresponding period in 2004.

     The OSPB notes that the Colorado  economy is showing  increasing  strength.
The OSPB forecasts that: employment will increase 2.3% in 2005 and 2.6% in 2006;
unemployment will average 5.1% in 2005 and fall to 4.4% by 2007; wage and salary income growth will average 6.1% through 2005 and 5.7% in 2006;  in-migration  is expected to be slightly  under 10,000 and total  population  growth will be 1.0%
increasing to 1.6% by 2008. The Colorado inflation rate is forecasted to be 1.7%
in 2005, 2.2% in 2006 and remain well below 3% from 2007 through 2010.

     Revenues and Expenditures.  The Colorado budget process is greatly impacted by a series of State  constitutional  and  statutory  limitations  including the following: 1) a constitutional requirement that expenditures for any fiscal year not exceed  revenues for such fiscal year; 2) by statute,  the amount of General
Fund revenues available for appropriation is based upon revenue estimates which, together with other available  resources,  must exceed annual  appropriations by the amount of the  unappropriated  reserve  requirement that is currently set at
4%;  3) a 1992  constitutional  amendment  that  requires  the  State  and local governments  to  reserve  a  certain  percentage  of its  fiscal  year  spending
(excluding  bonded debt service) for emergency use, that is currently set at 3%;
4) General Fund appropriations are also limited by statute to an amount equal to the cost of performing certain required reappraisals of taxable property plus an amount equal to the lesser of (i) 5% of Colorado personal income or (ii) 106% of the total General Fund appropriations for the previous fiscal year, with certain exceptions;  5) a  constitutional  amendment  that  restricts the ability of the
State  and local  governments  to  increase  revenues  and  impose  taxes;  6) a constitutional  amendment  mandating  the General  Assembly to provide  specific education-related  increases  each year;  and 7) the  Taxpayer's  Bill of Rights
("TABOR"), Article X, Section 20 of the Colorado State Constitution, that limits the State's revenue growth to the sum of inflation plus population growth in the previous  calendar year,  with revenues in excess of that amount refunded to the taxpayers.

     With certain exceptions, the rate of growth of State revenues is limited to the combination of the percentage change in the State's population and inflation based on the  Denver-Boulder  CPI-Urban  index.  The exceptions  include federal funds,  gifts,  property  sales,  refunds,  damage  recoveries,  transfers,  and qualified  enterprise  fund  revenues.  Revenues  collected  in  excess  of  the limitation must be returned to the citizens unless a vote at the annual election in  November  allows the State to retain  the  surplus.  TABOR  also  limits the
General  Assembly's  ability to raise taxes,  to borrow  money,  and to increase spending  limits  (including the 6% limit on General Fund  expenditure  growth).
With the exception of a declared  emergency,  taxes can only be raised by a vote of the people at the  annual  election.  Multiple  year  borrowings  can only be undertaken  after approval by a vote of the people at the annual  election.  The
TABOR limits are calculated and applied at the statewide level without regard to fund type;  however,  the TABOR  refunds  have  historically  been paid from the
General Fund. Therefore, the TABOR revenue, expenditure,  debt, and tax-increase limitations  are a  significant  factor  in the  changing  fiscal  health of the
State's General Fund.

     TABOR refunds are also affected by two other factors. The first is called a growth dividend,  and is a statutory provision that allows the State to increase the TABOR limit up to a total of six percentage  points over nine years in order to recover excess  refunds made in the 1990s because of  understated  population estimates.  The second is known as the  ratchet-down  effect of TABOR. It occurs because  the  subsequent  year  limit is  calculated  based on the lesser of the current year revenues or current year limit.  When revenues are below the limit, it results in a permanent reduction in the State's ability to retain revenues.

     In fiscal year  2004-05,  the TABOR  surplus  reappeared  after a four-year absence,  totaling $44.7 million.  The TABOR surplus  returned because of rising
General Fund revenues from income taxes and surging  severance and  unemployment insurance taxes. From fiscal year 2005-06 through fiscal year 2010-11, the TABOR surplus is  anticipated  to range between $440 million and $1.010  billion.  The
State refunds each year's TABOR surplus  through 18 refund  mechanisms.  Because monies are distributed  through each of the mechanisms  concurrently,  the State has  frequently  refunded more money to taxpayers than the actual TABOR surplus.
Since  the  State is not  obligated  to  refund  more  than the  TABOR  surplus, legislation  was  enacted to credit the amount of  overpayment  to future  TABOR surpluses.  House Bill 05-1310 further revised surplus overpayment treatment and permanently raises the TABOR limit.

     The General Fund had a deficit cash balance in fiscal 2002-03, but it ended fiscal year 2003-04 with a $524 million cash  balance.  The General Fund did not have adequate  reserves to meet the  statutorily  required  reserve on a General
Accepted  Accounting  Principles  ("GAAP")  basis.  The  reserve  was met on the budgetary  basis because the State  deferred  June payroll and certain  Medicate expenditures into the following fiscal year. In fiscal year 2004-05, the General
Fund ended with a $331.4  million  reserve,  which  exceeded  the  statutory  4%
reserve by $94 million. Based on September 2005 projections, the State will only have enough  revenue to preserve a 2.1% reserve for 2005-06 with an  anticipated
$130 million reserve. Should the State fall below a 2% reserve the Governor will be required to  implement  an  expenditure  reduction  plan.  Any  increases  in obligations,  including a higher TABOR  surplus,  could  trigger the need for an expenditure  reduction plan. After  increasing 6.9% in fiscal year 2004-05,  the
OSPB projects  that fiscal year 2005-06  revenues will increase 4.6% and 2006-07 revenues will increase 5.9%.

     Debt  Management.  Under its  constitution,  the State of  Colorado  is not permitted to issue general obligation bonds secured by the full faith and credit of the State.  However,  certain agencies and instrumentalities of the State are authorized  to issue  Certificates  of  Participation  secured by buildings  and vehicles and revenue bonds  secured by pledges of future  revenues from specific projects and activities. The State enters into certain lease transactions, which are subject to annual renewal at the option of the State. In addition, the State is authorized to issue short-term revenue anticipation notes. Local governmental units in the State are also authorized to incur  indebtedness.  The major source of financing for such local  government  indebtedness is an ad valorem  property tax. In addition, in order to finance public projects,  local governments in the
State can  issue  revenue  bonds  payable  from the  revenues  of a  utility  or enterprise  or from the proceeds of an excise tax, or  assessment  bonds payable from special  assessments.  Colorado local  governments  can also finance public projects through leases, which are subject to annual appropriation at the option
of  the  local  government.   Local  governments  in  Colorado  also  issue  tax
anticipation notes. The Amendment requires prior voter approval for the creation of any  multiple  fiscal  year debt or other  financial  obligation  whatsoever, except for refundings at a lower rate or obligations of an enterprise.

     The  Tax-Free  Colorado  Fund is  susceptible  to  political,  economic  or regulatory  factors affecting issuers of Colorado municipal  obligations.  These
include  the  possible  adverse  effects  of  certain  Colorado   constitutional
amendments,  legislative  measures,  voter initiatives and other matters. At any given time there may be  numerous  civil  actions  pending  against the State of
Colorado which could, if determined  adversely to the State,  affect the State's expenditures and, in some cases, its revenues.  The information provided is only a brief summary of the complex  factors  affecting  the  financial  situation in
Colorado and is derived from sources that are  generally  available to investors and are believed to be  accurate.  It is based in part on  information  obtained from  various  state and local  agencies in Colorado  or  contained  in Official
Statements  for  various   Colorado   municipal   obligations.   No  independent
verification  has  been  made  of the  accuracy  or  completeness  of any of the preceding information.

Factors Affecting the Tax-Free Florida Insured Fund
     Economic Outlook.  According to the Florida Economic Estimating  Conference
forecasts,  the Florida economy will continue to expand at a modest pace, not as fast as in the 1990s,  but faster  than the past few years.  During  fiscal year
2004-05,  Florida  personal  income  grew 7.8%,  per capita  personal  income in
Florida rose 2.5% to $29,113, and the population increased by 1.02%.

     In the fiscal year  2005-06,  non-farm  payroll  growth was projected to be
3.6%.  Most  industry  sectors are expected to grow during  fiscal year 2005-06.
Only the natural  resources and mining  sectors are predicted to shed jobs.  The construction  sector is expected to expand 6.8% in the same fiscal year and slow with 2.4.% growth in 2006-07.  For the fiscal year  2004-05,  Florida's  average unemployment rate was 4.8% and is projected to be 3.69% in 2005-06.

     Nominal  personal  income is projected  to grow 7.1% in fiscal  2005-06 and
6.8% in 2006-07.  Per capita  income is expected to grow 1.5% in fiscal  2004-05 and 2.5% in fiscal 2005-06.

     The State's  population is also expected to grow by 404,000  (1.02%) in the fiscal year 2005-06 and 415,000 (1.02%) in 2006-07.  Population  growth provides
stimulus   to  the   State's   economic   expansion.   Because   Florida  has  a
proportionately  greater retirement age population,  property income (dividends, interest, and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are relatively more important  sources of income.
Transfer  payments are  typically  less  sensitive  to the  business  cycle than employment income and act as stabilizing forces in weak economic periods.

     Revenues and  Expenditures.  Governmental  funds include  general  revenue,
special   revenue,   capital  projects  and  debt  service  funds.  The  Florida
Constitution limits the amount of taxes, fees, licenses and charges for services imposed by the legislature and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus a growth  adjustment.  Revenues are recognized  when they are both  measurable and available to finance  current expenditures.  Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax,  intangible  property tax, beverage tax and  estate  tax.  The sales  and use tax is the  single  largest  source of tax receipts in Florida. The State of Florida does not levy ad valorem taxes on real property or tangible  personal  property,  nor does it impose a personal  income tax. As of the close of the 2004 fiscal  year,  the State's  governmental  funds reported a combined  ending fund  balance of $14.3  billion,  with $3.2  billion reported as unreserved  fund balance and the  remaining  amount of $11.1 billion reserved  for  specific  purposes.  The  General  Fund  balance at June 30, 2004 totaled $5.1 billion, an increase of $1.5 billion during the fiscal year.

     The State created a Florida  Hurricane  Catastrophe Fund in 1993 to provide an ongoing  and stable  source of  reimbursement  to  qualified  insurers  for a portion  of their  catastrophic  hurricane  losses.  It is  intended  to  create additional  insurance  capacity  to ensure  that  covered  structures  and their contents  that have been damaged or destroyed in a hurricane  may be repaired or reconstructed as soon as possible. As of June 30, 2004 the fund had $5.5 billion in net assets available to meet future catastrophic losses.

     Recent Events.  During August and September of 2004, four hurricanes passed through Florida. Damage from these hurricanes occurred in almost every county in the State, causing an estimated $42 billion in damage.  During 2005, Florida was hit by three  major  hurricanes.  According  to the  Federal  Deposit  Insurance
Corporation  (FDIC),  as of early  September  2005,  several  South  Florida and
Florida Panhandle counties had been declared eligible for public assistance, and initial loss estimates from  Hurricane  Katrina stood at $2 billion.  Additional indirect  implications  include  higher  energy costs,  supply and  distribution disruptions,  and the  temporary  or  permanent  absorption  within the State of residents  dislocated by the storm.  A portion of these costs will be covered by insurance and by the Federal  Emergency  Management  Agency's Public  Assistance
Grants Program.  October 2005's  Hurricane Wilma also did significant  damage to
Florida's  citrus  crop,  although  production  is still  expected be above last season's harvest.

     Debt Management.  Florida's  Constitution and statutes require that Florida not run a deficit in its budget as a whole,  or in any separate  fund within its budget.  Rather,  its budget and funds  must be kept in balance  from  currently available  revenues  each fiscal year.  Additionally,  the Florida  Constitution prohibits Florida from borrowing by issuing bonds to fund its operations.

     Section 11(a) of Article VII of the State Constitution authorizes the State to issue general obligation bonds and revenues bonds to finance or refinance the cost  of  State  fixed  capital  outlay  projects  authorized  by  law.  General obligation  bonds are  secured  by the full  faith  and  credit of the State and payable from the proceeds of various taxes. Revenue bonds are payable from funds that receive legally restricted  revenues.  The Florida Division of Bond Finance of the State Board of Administration  has the responsibility to issue most State bonds.

     Florida's  outstanding  general  obligation bonds at June 30, 2004, totaled approximately  $16.5  billion  and were  issued to  finance  capital  outlay for educational  projects of local school  districts,  community  colleges and State universities,  environmental  protection,  highway construction and correctional facilities.

     Bond  Ratings.  On January 12, 2005,  Moody's  raised its rating on Florida general  obligation  bonds  from "Aa2" to "Aa1"  with a stable  outlook,  citing
Florida's  better than  expected  economic and financial  performance  in recent years.  On March 3, 2005, S&P raised its ratings on Florida  general  obligation bonds from  "AA+" to "AAA" and Fitch  raised  its  ratings  on  Florida  general obligation bonds from "AA" to "AA+." (Ratings confirmed as of December 6, 2005).
There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Florida issuers may be unrelated to the  creditworthiness  of obligations  issued by the
State of Florida,  and that there is no  obligation  on the part of the State to make payment on such local obligations in the event of default.

     Litigation. As a result of its size and broad range of activities,  Florida is involved in numerous  routine legal actions.  Currently under  litigation are several  issues  relating  to State  actions  or State  taxes that put at risk a portion of General  Revenue Fund monies.  There is no assurance that any of such matters,  individually  or in the  aggregate,  will not have a material  adverse affect on the State's financial position.

     Florida's  1997  tobacco  settlement  is  expected  to total more than` $11 billion over 25 years. Payments are subject to adjustment for various factors. A portion of the tobacco settlement revenues have been deposited into an endowment fund to provide a perpetual  source of health and human  services for elders and children,  and for biomedical research. As of June 30, 2005, the market value of the endowment was $1,874,023,016.

     The  Tax-Free  Florida  Fund  is  susceptible  to  political,  economic  or regulatory  factors affecting issuers of Florida  municipal  obligations.  These
include  the  possible   adverse  effects  of  certain  Florida   constitutional
amendments,  legislative  measures,  voter  initiatives  and other matters.  The information  provided is only a brief summary of the complex  factors  affecting the  financial  situation  in  Florida  and is  derived  from  sources  that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in Florida or contained in Official Statements for various Florida municipal  obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors Affecting the Tax-Free Idaho Fund
     Economic  Outlook.  According  to an  October  2005  forecast  by the Idaho
Division of  Financial  Management  Idaho's  economy is  continuing  to grow and evolve.  It is estimated  that Idaho non-farm  employment  will increase 3.6% in
2005,  Idaho personal  income will rise 7.4%, and population will increase 1.7%.
In comparison,  in 2004 non-farm  employment expanded 2.7%, personal income rose
7.9%,  and  population  grew 1.9%.  The forecast  calls for non-farm  employment growth  to slow to 1.8% in 2006 and  increase  slightly  to 2.0% in 2007.  Idaho personal  income is expected  to rise 6.5% in 2006 and 6.5% in 2007.  Population growth is expected to slow slightly to 1.6% in 2006 and 1.5% in 2007.

     The private portion of the non-goods  producing  industries,  which include services and trade,  accounted  for six of every 10 non-farm  jobs in 2004.  The non-goods  producing  sector is forecast to average 3.4% growth for 2005,  2006,
2007 and 2008. The high tech sector is beginning to slowly grow after layoffs in
2001,  2002 and 2003 by some of the State's  largest  high tech  employers.  The number  of  computer  and  electronics  manufacturing  jobs  in this  sector  is currently forecast to increase 1.6% in 2005, 0.2% in 2006, 2.0% in 2007 and 4.4%
in 2008.  Following a four-year  decline,  the lumber and wood  products  sector increased 2.8% in 2004, but is anticipated to grow only 1.2% in 2005 and 0.6% in
2006,  with a 2.1% decline in 2007. Most of the State's  employment  growth will continue to come from the constantly evolving services-producing sector.

     Revenues and Expenditures.  According to State of Idaho law, at no time can governmental  expenditures exceed  appropriations,  so that  financially-related legal  compliance  is  assured.  At fiscal  year end,  unexpended  appropriation balances may: (1) revert to unreserved fund equity balances and be available for future  appropriations;  (2) be reappropriated as part of the spending authority for the future  year;  or (3) may be  carried  forward  to  subsequent  years as outstanding  encumbrances  with  the  approval  of  the  Division  of  Financial
Management.

     During fiscal 2003, the governor and legislature faced a challenging fiscal situation with spending  commitments that were  approximately  $214 million more than projected revenues.  The majority of the gap was closed by transferring all of the State's available cash reserves,  which totaled about $192.8 million,  to the General Fund.  The  remainder of the gap was closed by a spending  reduction plan that saved the State about $19.5 million and the  imposition of a temporary one-cent  sales tax increase that  generated  about $13 million  during the 2003 fiscal year. The  legislature  put a spending plan in place intended to leave an estimated  $49.7  billion  ending  balance for fiscal  2005 to help  off-set the impact of the  anticipated  $180  million  reduction  in revenues in fiscal 2006 following the sunset of the one-cent tax.

     The assets of the State exceeded its  liabilities for the fiscal year ended
June 30, 2004, by approximately  $5.4 billion (reported as net assets).  Of this amount, $406.3 million (unrestricted net assets) may be used to meet the State's ongoing obligations to citizens and creditors.  In fiscal year 2004, the State's total  net  assets  increased  by $471.2  million.  Net  assets of  governmental activities  increased  by  $444.2  million,  while net  assets of  business-type activities increased by $27 million.

     As a result of a November 1998 Master Settlement Agreement between the five largest  tobacco  manufacturers  and 46 states,  Idaho received cash payments of
$22.8 million  during 2004.  Annual  payments are to be received in  perpetuity, subject to numerous  adjustments.  The Millennium Fund,  reported as part of the
General  Fund,  was  established  by the  legislature  to account  for the money received,  however,  the receipts are not legally  restricted in how they can be used.

     As of the close of the 2004 fiscal  year,  the State's  governmental  funds reported  combined ending fund balances of $1.569  billion,  with $620.5 million reserved for specific purposes and $429.7 million unreserved.  This includes the
General Fund's unreserved fund balance of $337.6 million.  On July 15, 2005, the
State Controller  announced the financial  condition of the State for the fiscal year ended June 30, 2005. He reported that the unexpended,  unencumbered balance of the  General  Fund was $211  million,  which is $110.3  million  higher  than expected.  The  Controller's  report also noted that this figure  surpasses  the threshold required to give State employees a 1% one-time salary increase.

     Debt Management.  The State of Idaho has no outstanding  general obligation bond debt. Article VIII, Section 1 of the Idaho Constitution was amended in 1998 to specify  that the  legislature  shall not  create  any debts or  liabilities, except in extreme  emergencies,  unless  authorized  by law then approved by the people in a  general  election.  The  section  shall  not  apply to  liabilities incurred  for  ordinary  operating  expenses,  nor  shall  it  apply to debts or liabilities  that  are  repaid  by the end of the  fiscal  year.  The  debts  or liabilities of independent  public bodies  corporate and politic  created by law and which have no power to levy taxes or obligate  the General Fund of the State are not  debts or  liabilities  of the State of Idaho.  The  provisions  of this section shall not make illegal those types of financial  transactions  that were legal on or before November 3, 1998.

     By law,  if the  General  Fund cash flow  shortages  exist for more than 30 days,  the State  Treasurer  must issue a tax  anticipation  note to correct the shortfall.  The State Treasurer has in the past issued internal General Fund tax anticipation  notes  to  borrow  monies  from  other  available  State  funds or accounts, as well as external tax anticipation notes which were sold in the open market.  All notes issued by the State must mature not later than the end of the then-current  fiscal  year.  Each note when duly  issued is a valid and  binding obligation  of the State of Idaho,  backed by the full  faith and  credit of the
State of Idaho.

     Article VIII, Section 2A, of the Idaho Constitution was created in November
2000 to establish the Municipal  Bond Bank  Authority.  The Municipal  Bond Bank
Authority is empowered to purchase the bonds,  notes, or other  obligations of a municipality  issued  or  undertaken  for any  purpose  authorized  by law.  The
Authority is  authorized to lend money to a  municipality  with such loans to be secured by bonds,  notes,  or other  obligations of the  municipality  issued or undertaken as authorized by law.

     At fiscal  year-end  2004,  the State had $538.9 million in bonds and notes outstanding  versus $427.1  million the prior year, an increase of 26%. New debt resulted from the  University of Idaho,  Boise State  University,  and the Idaho
State Building  Authority issuing revenue bonds in the amounts of $35.9 million,
$31.5 million, and $64.8 million respectively, for various projects.

     Bond  Ratings.   Although  the  State  has  no  general   obligation   debt
outstanding,  Moody's has  assigned  the State an issuer  rating of "Aa2" with a stable  outlook.  Moody's  upgraded  the  issuer  rating  from "Aa3" to "Aa2" on
December  21,  2004.  (Rating  confirmed  on December 6, 2005).  There can be no assurance that such rating will be maintained in the future.  It should be noted
that the  creditworthiness  of obligations  issued by local Idaho issuers may be unrelated to the  creditworthiness  of obligations,  including Tax  Anticipation
Notes, issued by the State of Idaho, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Litigation.  At any given time there may be numerous civil actions  pending against the State of Idaho which could,  if  determined  adversely to the State, affect the State's expenditures and, in some cases, its revenues.

     The Tax-Free Idaho Fund is susceptible to political, economic or regulatory factors  affecting  issuers of Idaho  municipal  obligations.  These include the possible adverse effects of certain Idaho constitutional amendments, legislative measures,  voter initiatives and other matters. The information provided is only a brief summary of the complex  factors  affecting  the  financial  situation in
Idaho and is derived from sources that are generally  available to investors and are believed to be accurate.  It is based in part on  information  obtained from various  State and local  agencies in Idaho or contained in Official  Statements for various Idaho municipal  obligations.  No independent  verification has been made of the accuracy or completeness of any of the preceding information.

Factors Affecting the Tax-Exempt Minnesota Funds
     Economic Outlook.  Minnesota's economy grew during fiscal year 2005, but by most  measures  it did not  perform  as well as the U.S.  averages.  Minnesota's employment rate did, however,  fall from 4.6% to 3.7% between June 2004 and June
2005. During that same period, the U.S.  unemployment rate also had decreased by
0.6 percentage  points.  Historically,  Minnesota's  unemployment  rate has been between 1 and 1.5 percentage points less than the U.S.  average,  and at the end of fiscal 2004 was 1 percentage point below the U.S. average. Personal income in
Minnesota lagged the U.S.  averages,  growing only 6% between the second quarter of 2004 and  second  quarter of 2005  compared  to a U.S.  growth  rate of 6.4%.
During  calendar year 2004, per capita personal income in Minnesota was $36,173,
9% above the U.S. average and ninth among all states.

     In November  2005 the  Minnesota  Department  of  Employment  and  Economic
Development  reported that non-farm  payroll  employment is anticipated to trail the U.S. in 2005 and 2006 with Minnesota employment  increasing only 1% and 1.3%
in 2005 and 2006,  respectively.  By the end of fiscal 2007, total employment is expected to increase by 56,000.  The unemployment rate in Minnesota has remained relatively  low,  but there has been  weakness in payroll  employment  dispersed throughout the State's economy. Manufacturing employment has fallen, but has not fallen  as  far  as  it  did  elsewhere  in  the  nation.  Since  February  2001 manufacturing employment is down 11.7%. Nationally,  manufacturing employment is down  16.5%.  Minnesota  is also home to a major  air  carrier  and the  airline transportation  sector has been very weak since 2001. State and local government employment  growth has also been well below the  national  average as  Minnesota struggled to deal with budget problems stemming from the 2001 recession.

     In  fiscal  2007,  the  economy  is  expected  to  slow  nationally  and in
Minnesota.  Income and  employment  are  expected to continue to grow,  but at a slightly  slower  rate  than in fiscal  2005 and at a rate  well  below the late
1990's rates.  Minnesota  personal  income is expected to increase by 4.2%,  1.8 percentage points less than in fiscal 2005.

     Revenues and Expenditures. Minnesota operates on a two-year budget cycle (a biennium).  The governor's  biennial  budget is presented to the  legislature in
January of odd numbered years for the upcoming biennium.  State statutes and its constitution require a balanced budget.

     The assets of the State exceeded  liabilities at the fiscal year ended June
30, 2005 by $9.1 billion (presented as net assets). Of this amount, a deficit of
$675 million was reported as unrestricted net assets.  As of the end of the 2005 fiscal  year,  the State's  governmental  funds  reported  combined  ending fund balances of $3.6  billion,  an increase of $561 million  compared with the prior year.

     The General Fund is the chief  operating  fund of the State.  At the end of the 2005  fiscal  year,  the General  Fund  included a deficit of $68 million in unreserved  fund balance,  while  showing a $93 million total fund balance.  The remaining  governmental  funds reported $182 million of undesignated  unreserved fund balance, which is available for spending at the government's discretion and
$484 million in designated fund balance. The November 2005 Department of Finance forecast for the 2006-07 biennium projects an ending balance of $701 million.

     Legislation/Litigation.  At any given time there are numerous civil actions pending against the State of Minnesota  which could, if determined  adversely to the State,  materially  affect the State's  expenditures and, in some cases, its revenues.  Payment  of  tort  claims  against  the  State  is  made  from  funds appropriated  by  the  Minnesota  legislature  to  agencies  for  their  general operations. The maximum limits of limits of liability for tort claims arising in
Minnesota are $300,000 for any one claim and $1 million for any number of claims arising out of a single occurrence.  Lawsuits based on non-tort theories furnish another basis for liability.  Included in the State's outstanding litigation are matters related to eminent domain action litigation,  cigarette taxes, Medicaid, child support  collection,  corporate income taxes,  wrongful death and personal injury cases. Any one of these cases or classes of cases, if decided  adversely, could result in an expenditure of State moneys of over $10 million.

     Debt Management.  The State debt management policy has four guidelines. The first requires that the ratio of budgeted biennial debt service expenditures for general  obligation bonded debt, paid by transfers from the General Fund, should not exceed  3.0% of the total  projected  biennial  General  Fund  non-dedicated revenues,  net of refunds,  on a budgetary  basis. The ratio of transfers to net non-dedicated  revenues for the biennium  ending June , 2005 is 2.1%. The second and third  guidelines  state that the total  amount of Minnesota  State  general obligation  bonded debt should not exceed 2.5% of the total  personal  income of
State  residents,  and  also  that the  total  debt of  State  agencies  and the
University of Minnesota should not exceed 3.5% of total personal  income.  These ratios were 1.9% and 3.1%,  respectively,  based on debt outstanding on June 30,
2005, and estimated  personal income for that fiscal year. The fourth  guideline states that the total amount of State general  obligation debt, moral obligation debt,  State bond  guarantees,  equipment  capital leases and real estate leases should not exceed 5.0% of the total  personal  income for the State.  That ratio was 3.2% based on information at June 30, 2005.

     The total amount of State general  obligation bonds  outstanding on October
1, 2005, was approximately $3.6 billion.  The total amount of general obligation bonds  authorized  but  unissued  as of October 1, 2005,  was  approximately  $1 billion. As of June 30, 2005, 70.3% of the State's general obligation bonds were scheduled to mature  within ten years and 40.1% were  scheduled to mature within five years.

     Moody's rates Minnesota's  general obligation bonds Aa1 and S&P's rates the
State's general  obligation at AAA (confirmed as of December 2005). There can be no assurance  that such ratings will be maintained  in the future.  It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the  creditworthiness  of obligations issued by the State of
Minnesota,  and that  there is no  obligation  on the part of the  State to make payment on such local obligations in the event of default.

     Each Tax-Free  Minnesota  Fund is  susceptible  to  political,  economic or regulatory factors affecting issuers of Minnesota municipal  obligations.  These include  the  possible  adverse  effects  of  certain  Minnesota  constitutional amendments, legislative measures and voter initiatives. The information provided is only a brief summary of the complex factors affecting the financial situation in  Minnesota  and is derived  from  sources  that are  generally  available  to investors  and are believed to be accurate.  It is based in part on  information obtained  from  various  State and local  agencies in  Minnesota or contained in
Official Statements for various Minnesota municipal obligations.  It is based in part on information  obtained from various State and local agencies in Minnesota or contained in Official Statements for various Minnesota municipal obligations.
No independent verification has been made of the accuracy or completeness of any of the following information.

Factors Affecting the Tax-Free New York Fund
     Economic  Condition  and Outlook.  The events of  September  11, 2001 had a significant impact on the economies of New York State and the nation.  Following two years of decline,  the State's  economy  began to grow in 2003.  The State's economy  continued  to show  improvement  in 2004  and the  early  part of 2005, boosted  by  the  continued  expansion  of  the  national  economy.  New  York's inflation-adjusted  Gross State Product increased by 5.2% in 2004, which was the ninth-best  performance  of any state that year.  Personal  income  growth  also improved,  with a gain of 5.9% in 2004. While New York State's output and income growth have improved substantially,  the improvement in employment has been more modest.  The State's  economy has not yet  regained the number of jobs it had in
2000,  and New York's gains  continue to lag behind the rest of the country.  In
2004, employment in the State increased by only 0.50% and while total employment for the  nation  has  surpassed  its  pre-recession  levels,  the State has only recovered  about 40% of the jobs it lost in the recent  recession.  The  State's ranking for employment  growth fell to 44th in the nation during 2004. While the pace of job growth in the State increased in the first five months of 2005, to a
1% gain compared to the first five months of 2004,  other states have also shown improvement and the State's employment ranking has only risen to 42nd.

     State unemployment  rates rose during the recession,  but are now declining as the  economy  recovers.  During the first five  months of 2005,  the  State's unemployment  rate averaged 5.1%, down from an average of 6.6% in the first five months of 2003.  The State's  unemployment  rate has also fallen faster than the nation's  over the past two years,  and during the first five  months of 2005 it was lower than the 5.4% national  rate,  while during the same period in 2003 it had been higher than the 6.1% national rate.

     Virtually  all areas of New York State were growing  again by late 2004 and early 2005, although growth was better in the areas of Albany and southward than it was in many parts of upstate New York, most noticeably in the Rochester area.
New York City (City) accounts for 42% of New York State's jobs, with another 25%
of the jobs located in the downstate  suburbs and the Hudson  Valley.  While the
City's  economy  is again  growing,  aided  by the  recovery  in the  securities industry,  the City's  surrounding  suburbs and the Hudson  Valley are producing jobs at a faster  rate and  account  for more 60% of the jobs added in the State between  early 2003 and early 2005.  Most of the new jobs added in the downstate region during this period have been in health care and education,  financial and business services, trade, and leisure and hospitality.  Growth in these last two industries  has been assisted by a rebound in tourism,  which is boosting  hotel occupancy,  attendance at attractions,  and store sales.  The number of visitors from  abroad has risen in  response  to the  decline in the value of the dollar, which has made travel to the U.S. more affordable.

     New York's better performance in income measures reflects the importance of the securities industry to the State. The downturn in the financial markets that began with the collapse of technology  stocks in early 2000,  and that continued
through terrorist attacks,  war and corporate scandals,  came to an end in 2003.
Although the financial  markets  continue to be buffeted by financial  scandals, improvement  on Wall  Street  has been a major  factor  in the  City  and  State economies.  New York State incomes are responding  positively to the recovery in the  financial  markets  and in higher  Wall Street  profits  and  bonuses.  The securities  industry  is a major  industry  in the State,  and  although it only accounted  for 1.2% of all jobs in the State in 2004, it continues to be a major source of income, accounting for over 10% of all wages earned in the State. This income,  together with securities firms' profits and the capital gains generated by financial market  activity,  are the basis for a major source of tax revenues for the City and State.  Gains in the  financial  markets  contributed  to $16.8 billion and $13.7 billion gains  securities  industry  profits in 2003 and 2004, respectively,  which had fallen  from a record $21 billion in 2000 to $7 billion in 2002.

     General  Government  Results.  An  operating  surplus  of $827  million  is reported  in the New York State  General  Fund for  fiscal  year  2004-05.  This results  in an  accumulated  General  Fund  balance of $546  million.  The State completed  its fiscal  year March 31,  2005 with a combined  Governmental  Funds operating surplus of $2.1 billion as compared to a combined  Governmental  Funds operating  surplus for the preceding  fiscal year of $3.2 billion.  The combined
2004-05  operating surplus of $2.1 billion included  operating  surpluses in the
General Fund of $827 million and other Governmental Funds of $1.3 billion.

     The State's financial  position as shown in its Governmental  Funds Balance
Sheet as of March 31, 2005 includes a fund balance in its Governmental  Funds of
$8.3 billion represented by liabilities of $19.6 billion and by assets available to liquidate  such  liabilities of $27.9 billion.  The  Governmental  Funds fund balance includes a $546 million accumulated General Fund balance.

     Debt  Administration.  There are a number of methods by which the State may incur debt. The State may issue general  obligation bonds approved by the voters and notes in anticipation  of such bonds.  The State,  with voter approval,  may also directly guarantee obligations of public benefit corporations. Payments for debt service on State general obligation and State-guaranteed bonds or notes are legally  enforceable  obligations of the State.  The State has never been called upon to make any direct payments pursuant to its guarantee.

     The State had $3.652  billion in general  obligation  bonds  outstanding at
2005 fiscal  year-end.  During the year the State issued $139 million in general obligation  bonds  and  redeemed  $330  million.  The total  amount  of  general obligation  bonded debt  authorized  but not yet issued at 2004-05  year-end was
$834 million.

     The State has also entered into  lease/purchase  agreements  with  selected public  benefit  corporations  and  municipalities  for  certain of its  capital facilities.  Under the  agreements,  construction  costs are initially paid from appropriations  and repaid to the State from proceeds of bond issues.  The State has also entered into other  financing  agreements  with several  public benefit corporations. The terms of these arrangements require the State to fund the debt service  requirements  of the  specific  debt issued by the  entity.  The public benefit corporations will generally retain title to the assets acquired with the bond proceeds. As of March 31, 2005, the State had long-term debt obligations of
$34.355 billion under lease/purchase and other financing  arrangements (nonvoter approved), an increase of $682 million from fiscal 2004.

     In the most recent State annual report,  concerns were raised regarding the increasing  amount of debt  issued  that has lead to an  enormous  debt load and structural  deficit,  noting that the enacted budget increased the State's total outstanding  debt by $1.9  billion  over last  year's  level  for total  debt of approximately  $48  billion.  By the end of the new  five-year  capital  plan in
2009-10,  the  State  will  have  more  than $55  billion  in  outstanding  debt representing a 52% increase from 2000 and a 287% increase from 1990. By 2009-10, the State will pay nearly $6 billion annually in debt service, reflecting a $1.7 billion or 42% increase from 2004-05.

     Bond Ratings.  The State's  general  obligation  bonds are rated AA (with a stable  outlook) by Standard  and Poor's  Corporation,  A1 by Moody's and AA- by
Fitch  (confirmed  on  December 6, 2005).  There can be no  assurance  that such ratings  will  be  maintained  in the  future.  It  should  be  noted  that  the creditworthiness  of  obligations  issued  by  local  New  York  issuers  may be unrelated  to the  creditworthiness  of  obligations  issued by the State of New
York,  and that there is no  obligation on the part of the State to make payment on such local obligations in the event of default.

     Risk  Management.  New York State does not  insure its  buildings  or their contents against theft,  fire or other risks and does not insure its automobiles against the possibility of bodily injury and property  damages.  The State does, however,  have  fidelity  insurance on State  employees.  Workers'  compensation coverage is provided on a self-insurance basis.

     Litigation.  The  State  is  a  defendant  in  numerous  legal  proceedings pertaining to matters  incidental  to the  performance  of routine  governmental operations.  Such  litigation  includes,  but is not limited to, claims asserted against the State  arising from alleged  torts,  alleged  breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws.

     Included  in the  State's  outstanding  litigation  are a  number  of cases challenging  the  legality or the  adequacy of a variety of  significant  social welfare  programs  primarily  involving  the State's  Medicaid and mental health
programs.   Adverse  judgments  in  these  matters  generally  could  result  in injunctive  relief coupled with  prospective  changes in patient care that could require substantial increased financing of the litigated programs in the future.

     With respect to pending and threatened  litigation,  the State has reported liabilities of $290 million for awarded and anticipated  unfavorable  judgments.
In addition,  the State is party to other claims and  litigation  that its legal counsel  has  advised  may  result in  possible  adverse  court  decisions  with estimated potential losses of nearly $1.3 billion.

     The  Tax-Free  New York  Fund is  susceptible  to  political,  economic  or regulatory  factors  affecting  issuers of New York municipal  obligations.  The information  provided is only a brief summary of the complex  factors  affecting the  financial  situation  in New  York and is  derived  from  sources  that are generally available to investors and are believed to be accurate. It is based in part  on  information  obtained  from  various  State  agencies  in New  York or contained in Official Statements for various New York municipal obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors Affecting Puerto Rico
     Geographic  Location  and  Demography.  The  Commonwealth  of  Puerto  Rico
("Puerto Rico" or the "Commonwealth") is the fourth largest Caribbean island and is located  approximately 1,600 miles southeast of New York. It is approximately
100 miles long and 35 miles wide.  According to the United States Census Bureau, the population of Puerto Rico was approximately 3,894,855 in July 2004, compared to 3,815,909 in July 2000.

     Relationship with the United States. Puerto Rico came under the sovereignty of the United  States with the  signing of the Treaty of Paris on  December  10,
1898,  at the  conclusion  of the  Spanish-American  War.  Puerto  Ricans became citizens  of the United  States in 1917.  In 1950,  the  Congress  of the United
States enacted Public Law 600 in order to provide for an increased  Puerto Rican
self-government.   This  law  set  forth  the  political,  economic  and  fiscal relationship between Puerto Rico and the United States. It also provided for the drafting and adoption of a local  constitution,  which became effective July 25,
1952.

     The United States and the Commonwealth  share a common defense,  market and currency.  Puerto Rico  exercises  virtually  the same control over its internal affairs as any of the fifty  states of the United  States.  However,  it differs from the states in its relationship  with the United States federal  government.
The people of Puerto Rico are  citizens of the United  States but do not vote in national  elections (they can only vote in local (Puerto Rico)  elections).  The
people  of  the   Commonwealth   are  represented  in  Congress  by  a  Resident
Commissioner  who has a voice,  but no vote,  in the  House of  Representatives.
Puerto Rico is a  self-governing  commonwealth  in  association  with the United
States.  The chief of state of the  Commonwealth  is the President of the United
States. The head of government is an elected Governor. There are two legislative chambers: the House of Representatives and the Senate.

     While  Puerto Rico has  authority  over its  internal  affairs,  the United
States  controls  interstate  trade,  foreign  relations and  commerce,  customs administration,  control  of air,  land and  sea,  immigration  and  emigration, nationality and citizenship, currency, maritime laws, military service, military bases, army, navy and air force, declaration of war,  constitutionality of laws,
jurisdictions     and     legal     procedures,      treaties,     radio     and
television--communications,  agriculture,  mining and minerals, highways, postal system,  social  security,  and other areas generally  controlled by the federal government in the United  States.  Puerto Rican  institutions  control  internal affairs  unless  U.S.  law is  involved,  as in  matters  of public  health  and pollution.  The major differences  between Puerto Rico and the 50 states are its local taxation system and exemption from most federal taxes,  its lack of voting representation in either house of the U.S. Congress, the ineligibility of Puerto
Ricans to vote in presidential elections,  and its lack of participation in some revenues reserved for the states.

     Economy.  The Commonwealth has established  policies and programs  directed principally at developing the  manufacturing and services sectors of the economy and expanding and modernizing the  Commonwealth's  infrastructure.  Domestic and foreign investment has been stimulated by selective tax exemptions,  development loans,  and other  financial and tax  incentives.  Infrastructure  expansion and modernization  have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations and municipalities.  Economic progress has  been  aided  by  significant  increases  in the  levels  of  education  and occupational skills of the Commonwealth's population.

     The economy of Puerto Rico is closely linked to the United States  economy.
Factors affecting the United States economy usually have a significant impact on the  performance  of the Puerto Rico  economy.  These factors  include  exports, direct  investment,  transfer  payments,  interest rates,  inflation and tourist
expenditures.   During   fiscal   year  2004  (from  July  2003  to  June  2004)
approximately 82% of Puerto Rico's exports went to the United States,  which was also the source of approximately 45% of Puerto Rico's imports.

     Puerto Rico has  experienced  more than two decades of economic  expansion.
Almost every sector of the economy participated, and record levels of employment
were   achieved.    Factors    contributing    to   this   expansion    included
government-sponsored  economic development  programs,  increases in the level of federal transfers, a significant expansion in construction  investment driven by infrastructure  projects  and private  investment,  primarily  in  housing,  the relatively low cost of borrowing and low oil prices.

     The  dominant  sectors of the Puerto  Rico  economy are  manufacturing  and services.  The manufacturing  sector has undergone  fundamental changes over the years  as a result  of  increased  emphasis  on  higher  wage,  high  technology industries,  such as  pharmaceuticals,  biotechnology,  electronics,  computers, microprocessors,  professional  and  scientific  instruments  and  certain  high technology  machinery  and  equipment.  During  fiscal  year  2004  this  sector generated an estimated $34.1 billion or, 43.2%, of gross domestic  product.  The service sector, including finance,  insurance, real estate, wholesale and retail trade and tourism,  ranks second only to  manufacturing  in  contribution to the gross domestic product and leads all sectors in providing employment,  employing an estimated  513,872  workers in fiscal year 2004 and  accounting  for 51.2% of total non-farm employment. The service sector generated $30.5 billion, or 38.7%, of Puerto Rico's gross domestic product during fiscal year 2004.

     Puerto  Rico is heavily  dependent  on oil imports  for the  production  of electricity.  As a  result  of  the  construction  of two  cogeneration  plants, however,  one of which is fueled by liquefied natural gas and the other by coal,
Puerto Rico's  dependence on oil imports for the production of  electricity  has been  reduced  from 99% to 74%.  As part of their  effort to reduce  the cost of doing  business  in  Puerto  Rico,  the  Puerto  Rico  Infrastructure  Financing
Authority  is  considering  buying a third  cogeneration  power plant  fueled by liquefied natural gas.

     The  Commonwealth's  gross  product in fiscal year 2004 was $50.3  billion.
This  represents  an increase in nominal  gross product of 6.1% from fiscal year
2003. Since fiscal year 1985,  personal  income,  both aggregate and per capita, has  increased  consistently  each fiscal year.  In fiscal year 2004,  aggregate personal income was $46.8 billion and personal income per capita was $12,031.

     According  to the  Puerto  Rico  Department  of Labor and  Human  Resources
Household Employment Survey (the "Survey"), average monthly employment increased from 1,150,291 in fiscal year 2000 to 1,205,602 in fiscal year 2004. The average unemployment rate increased from 11% in fiscal year 2000 to 11.4% in fiscal year
2004.

     According to the Survey,  during fiscal year 2004, total monthly seasonally adjusted  employment averaged 1,205,602 compared to 1,188,015 during fiscal year
2003. The seasonally adjusted unemployment rate for fiscal 2004 was 11.4%, which was a decrease from 12.1% in 2003.

     The Planning  Board's  preliminary  report of real gross product for fiscal year 2004 indicates an increase of 2.8%.

     Tax  Incentives.  One factor that has promoted and continues to promote the development  of the  manufacturing  sector in Puerto  Rico has been the  various local and federal tax  incentives  available,  particularly  those under  Puerto
Rico's Industrial Incentives Program and, until recently Sections 30A and 936 of the  Code.  Under  various  industrial  incentives  laws  companies  engaged  in manufacturing  and certain other designated  activities were eligible to receive full or partial exemption from income, property, and other local taxes. The 1998
Tax Incentives Act, the most recent of these industrial incentive laws, is aimed at promoting investment in Puerto Rico.

     In order to attract U.S.  companies into establishing  operations in Puerto
Rico,  the  Commonwealth  is seeking to provide a new tax regime  applicable  to
U.S.-based  businesses  that have  operations in the  Commonwealth or other U.S.
possessions. The United States Senate has requested that the Joint Commission on
Taxation  ("JCT") and the General  Accounting  Office ("GAO") study the economic impact  of the  phase-out  of  Sections  30A and  936 of the  Code  and  present recommendations on alternative tax incentives for U.S. based companies operating in Puerto Rico. The Commonwealth  plans to seek a temporary,  one-year extension of  Sections  30A  and 936 of the  Code,  until  the  U.S.  Congress  has had an opportunity to evaluate and act upon the report.  In  anticipation  of the final phase-out  of  Sections  30A  and 936 of the  Code,  most  U.S.-based  companies operating  under those sections have converted from U.S.  corporations to either
Puerto Rico or foreign  corporations,  thus  lessening  the  phase-out  of those sections.

     Incentives  under the United  States  Tax Code.  The Tax Reform Act of 1976
created  Section  936 of the Code,  which  revised the tax  treatment  of United
States  corporations  operating  in Puerto Rico by taxing such  corporations  on their  worldwide  income in a manner  similar  to that  applicable  to any other
United States  corporation but providing such corporations a full credit for the federal tax on their  business and qualified  investment  income in Puerto Rico.
The credit  provided an effective  100% federal tax  exemption for operating and qualifying investment income from Puerto Rico sources.

     As a  result  of  amendments  to  Section  936  made  in  1996  (the  "1996
Amendments"),  the tax credit is being  phased  out over a  ten-year  period for companies that were operating in Puerto Rico in 1995 and is no longer  available for  corporations  that  establish  operations  in Puerto Rico after October 13,
1995. The 1996 Amendments also  eliminated the credit  previously  available for income derived from certain qualified investments in Puerto Rico.

     The 1996  Amendments  added Section 30A to the Code.  Section 30A permits a
"qualifying domestic  corporation" ("QDC") that meets certain gross income tests to claim a credit (the "Section 30A Credit")  against federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of  substantially all the assets  used in such  business  ("Possession  Income").  The Section 30A
Credit will not be available for taxable years commencing after 2005.

     More than 80  corporations,  including  most of the  major  pharmaceutical, instrument and  electronics  companies  manufacturing  in Puerto Rico,  that are operating under sections 30A and 936 of the Code have  reorganized  their Puerto
Rico operations to become controlled  foreign  corporations  ("CFCs").  CFCs are corporations  organized  outside the U.S., but controlled by U.S.  shareholders.
Generally,  a CFC may defer  payment  of  federal  income  taxes on its trade or business  income  until such  income is  repatriated  to the U.S. in the form of dividends or through investment in certain U.S. properties.

     Debt and, Revenues and Expenditures. The Constitution of Puerto Rico limits the amount of general obligation (full faith and credit) debt that can be issued or guaranteed by the  Commonwealth to 15% or less of the average annual internal revenues of the  Commonwealth  for the two preceding  years.  Direct debt of the
Commonwealth is supported by Commonwealth  taxes.  Debt of municipalities of the
Commonwealth,  other than bond  anticipation  notes,  is  supported  by real and personal  property taxes and municipal  license taxes.  As of December 31, 2005, total  public  sector  debt of the  Commonwealth  (in  thousands)  was  equal to
$33,949,666.

     Preliminary  General  Fund total  revenues for fiscal year 2004 were $7,985 million,  representing  an increase of $393 million,  or 5.2%,  from fiscal year
2003  revenues.  Preliminary  expenditures  for  fiscal  year 2004  were  $8,004 million.  The General  Fund budget for fiscal year 2005  provides  for total net revenues of $8,309  million,  which  represents an increase of $324 million over preliminary 2004 revenues.

     In November 2005,  officers of the  Commonwealth  presented the bond rating agencies with Joint  Resolution  1177 of the Puerto Rico  Legislative  Assembly,
signed by the  Governor,  that  establishes  the  objectives  and  parameters to implement a comprehensive  fiscal and tax reform.  Following  public hearings in late 2005, the resolution will be sent to the floor for  consideration  in early
January  for  approval in time to affect the  revenues  and  spending  budget of fiscal 2007.

     Bond Ratings.  As of May 22, 2005,  Moody's  downgraded the  Commonwealth's outstanding  general obligation bonds from "Baa1" to "Baa2." As of June 3, 2005,
S&P downgraded the Commonwealth's outstanding general obligation bonds from "A-"
to "BBB"  (confirmed as of December 6, 2005).  Any  explanation  concerning  the significance of such ratings must be obtained from the rating agencies. There is no assurance  that any ratings will continue for any period of time or that they will not be revised or withdrawn.  It should be noted that the  creditworthiness of  obligations  issued by local  Puerto  Rican  issuers may be unrelated to the creditworthiness  of obligations  issued by the Commonwealth of Puerto Rico, and there is no obligation on the part of the  Commonwealth  to make payment on such local obligations in the event of default.

     The  information  provided is only a brief  summary of the complex  factors affecting  the  financial  situation  in Puerto Rico and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on  information  obtained  from  various  Commonwealth  and  local agencies in Puerto Rico or contained in Official  Statements  for various Puerto
Rican municipal  obligations.  No independent  verification has been made of the accuracy or completeness of any of the preceding information.

APPENDIX B - DESCRIPTION OF RATINGS

General Rating Information
     The  ratings  list  below can be  further  described  as  follows.  For all categories lower than Aaa, Moody's Investors  Service,  Inc. includes a "1", "2"
or "3"  following  the  rating  to  designate  a  high,  medium  or low  rating, respectively.  Similarly,  for all categories lower than AAA,  Standard & Poor's and Fitch,  Inc. may add a "+" or "-"  following  the rating to  characterize  a higher or lower rating, respectively.

Bonds
Moody's        Aaa       Highest quality, smallest degree of investment risk.
Investors      Aa        High quality;  together with Aaa bonds, they compose the high-grade
Service, Inc.            bond group
               A         Upper-medium-grade    obligations;    many   favorable   investment
                         attributes.
               Baa       Medium-grade  obligations;  neither  highly  protected  nor  poorly secured.  Interest and principal  appear  adequate for the present,
                         but  certain   protective   elements  may  be  lacking  or  may  be
                         unreliable over any great length of time.
               Ba        More uncertain with  speculative  elements.  Protective of interest and principal payments not well safeguarded in good and bad times.
               B         Lack  characteristics  of  desirable  investment;  potentially  low assurance of timely interest and principal  payments or maintenance of other contract terms over time.
               Caa       Poor standing,  may be in default;  elements of danger with respect to principal or interest payments.
               Ca        Speculative  in high  degree;  could be in  default  or have  other marked shortcomings.
               C         Lowest  rated.   Extremely   poor   prospects  of  ever   attaining
                         investment standing.
Standard &     AAA       Highest  rating;  extremely  strong  capacity to pay  principal and
Poor's                   interest.
               AA        High quality; very strong capacity to pay principal and interest.
               A         Strong  capacity  to pay  principal  and  interest;  somewhat  more susceptible to the adverse  effects of changing  circumstances  and economic conditions.
               BBB       Adequate  capacity to pay principal and interest;  normally exhibit adequate protection parameters,  but adverse economic conditions or changing  circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
               BB, B,    Predominantly speculative with respect to the issuer's capacity to
               CCC, CC   meet required interest and principal payments.  BB-lowest degree of speculation;  CC-the  highest  degree of  speculation.  Quality and protective  characteristics  outweighed by large  uncertainties  or major risk exposure to adverse conditions.
               D         In default.
Fitch, Inc.    AAA       Highest quality;  obligor has  exceptionally  strong ability to pay interest and repay  principal,  which is unlikely to be affected by reasonably foreseeable events.
               AA        Very high  quality;  obligor's  ability to pay  interest  and repay principal  is very  strong.  Because  bonds rated in the AAA and AA categories are not significantly  vulnerable to foreseeable  future developments,  short-term  debt of these issuers is generally rated
                         F-1+.
               A         High  quality;   obligor's   ability  to  pay  interest  and  repay
                         principal is  considered to be strong,  but may be more  vulnerable to adverse changes in economic  conditions and  circumstances  than higher-rated bonds.
               BBB       Satisfactory credit quality;  obligor's ability to pay interest and repay  principal is  considered  adequate.  Unfavorable  changes in economic  conditions and circumstances are more likely to adversely affect these bonds and impair timely  payment.  The likelihood that the  ratings of these  bonds will fall  below  investment  grade is higher than for higher-rated bonds.
               BB,       Not investment  grade;  predominantly  speculative  with respect to
               CCC,      the  issuer's  capacity to repay  interest  and repay  principal in
               CC, C     accordance  with the terms of the obligation for bond issues not in default.  BB is the least speculative.  C is the most speculative.

Commercial Paper
Moody's                        S&P                              Fitch
P-1            Superior        A-1+        Extremely strong     F-1+      Exceptionally strong
               quality                     quality                        quality
                               A-1         Strong quality       F-1       Very strong quality
P-2            Strong quality  A-2         Satisfactory         F-2       Good credit quality
                                           quality
P-3            Acceptable      A-3         Adequate quality     F-3       Fair quality
               quality         B           Speculative quality  F-S       Weak credit quality
                               C           Doubtful quality

State and Municipal Notes
Moody's                        S&P                              Fitch
MIG1/           Best quality   SP1+        Very strong quality  F-1+      Exceptionally strong
VMIG1                          SP1         Strong grade                   quality
                                                                F-1       Very strong quality
MIG2/           High quality   SP2         Satisfactory grade   F-2       Good credit quality
VMIG2
MIG3/           Favorable                                       F-3       Fair credit quality
VMIG3           quality
MIG4/           Adequate
VMIG4           quality
SG              Speculative    SP3         Speculative grade    F-S       Weak credit quality
                quality

Earnings and Dividend Rankings for Common Stocks
     Standard & Poor's.  The investment  process involves  assessment of various factors  -- such as product  and  industry  position,  corporate  resources  and financial  policy -- with  results  that make some  common  stocks  more  highly esteemed  than  others.  In this  assessment,  Standard & Poor's  believes  that earnings and dividend  performance  is the end result of the  interplay of these factors  and that,  over the long run,  the  record  of this  performance  has a considerable bearing on relative quality. The rankings,  however, do not pretend to  reflect  all of the  factors,  tangible  or  intangible,  that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and  interest,  called  creditworthiness,  cannot be applied to common stocks,  and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and  stability of earnings and  dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

     The point of  departure  in  arriving at these  rankings is a  computerized scoring  system  based on per-share  earnings  and dividend  records of the most recent ten years -- a period  deemed  long  enough to measure  significant  time segments of secular growth,  to capture  indications of basic change in trend as they  develop,  and to  encompass  the full  peak-to-peak  range of the business cycle.  Basic scores are computed for earnings and  dividends,  then adjusted as indicated  by a set of  predetermined  modifiers  for growth,  stability  within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further,  the ranking system makes allowance for the fact that, in general,
corporate  size  imparts  certain  recognized   advantages  from  an  investment
standpoint. Conversely, minimum size limits (in terms of corporate sales volume)
are set for the various rankings,  but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

     The  final  score for each  stock is  measured  against  a  scoring  matrix determined  by  analysis of the scores of a large and  representative  sample of stocks.  The range of scores in the array of this sample has been  aligned  with the following ladder of rankings:

-------- ------------------- ------ ----------------- ----- ---------------------
A+       Highest             B+     Average           C     Lowest
-------- ------------------- ------ ----------------- ----- ---------------------
A        High                B      Below Average     D     In Reorganization
-------- ------------------- ------ ----------------- ----- ---------------------
A-       Above Average       B-     Lower
-------- ------------------- ------ ----------------- ----- ---------------------

     NR signifies no ranking because of  insufficient  data or because the stock is not amenable to the ranking process.

     The  positions  as  determined  above may be modified in some  instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

     A ranking is not a forecast  of future  market  price  performance,  but is basically an  appraisal  of past  performance  of earnings  and  dividends,  and
relative  current   standing.   These  rankings  must  not  be  used  as  market
recommendations;  a high-score stock may at times be so overpriced as to justify its sale,  while a  low-score  stock may be  attractively  priced for  purchase.
Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal  company  policies not yet fully reflected in the earnings and dividend record,  public relations  standing,  recent  competitive  shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating
Moody's          Aaa      Considered  to be a  top-quality  preferred  stock.  This
Investors                 rating  indicates  good  asset  protection  and the least
Service, Inc.             risk  of  dividend  impairment  within  the  universe  of
                          preferred stocks.
                 Aa       Considered  a  high-grade  preferred  stock.  This rating
                          indicates   that  there  is  reasonable   assurance  that
                          earnings  and asset  protection  will  remain  relatively
                          well maintained in the foreseeable future.
                 A        Considered to be an upper-medium  grade preferred  stock.
                          While  risks are judged to be  somewhat  greater  than in
                          the "aaa" and "aa"  classifications,  earnings  and asset
                          protection are,  nevertheless,  expected to be maintained
                          at adequate levels.
                 Baa      Considered to be  medium-grade,  neither highly protected
                          nor  poorly  secured.   Earnings  and  asset   protection
                          appear adequate at present but may be  questionable  over
                          any great length of time.
                 Ba       Considered  to have  speculative  elements and its future
                          cannot be  considered  well  assured.  Earnings and asset
                          protection may be very moderate and not well  safeguarded
                          during   adverse   periods.   Uncertainty   of   position
                          characterizes preferred stocks in this class.
                 B        Generally  lacks  the   characteristics  of  a  desirable
                          investment.    Assurance   of   dividend   payments   and
                          maintenance  of other  terms of the  issue  over any long
                          period of time may be small.
                 Caa      Likely  to be  in  arrears  on  dividend  payments.  This
                          rating  designation  does not  purport  to  indicate  the
                          future status of payments.
                 Ca       Speculative  in a  high  degree  and is  likely  to be in
                          arrears on dividends  with little  likelihood of eventual
                          payment.
                 C        The  lowest  rated  class  of  preferred  or   preference
                          stock.   Issues  so  rated  can  be  regarded  as  having
                          extremely  poor  prospects  of ever  attaining  any  real
                          investment standing.
Standard &       AAA      Has the  highest  rating that may be assigned by Standard
Poor's                    & Poor's to a  preferred  stock  issue and  indicates  an
                          extremely  strong  capacity  to pay the  preferred  stock
                          obligations.
                 AA       Qualifies as a high-quality  fixed income  security.  The
                          capacity  to pay  preferred  stock  obligations  is  very
                          strong,  although not as overwhelming as for issues rated
                          "AAA."
                 A        Backed by a sound  capacity  to pay the  preferred  stock
                          obligations,  although it is somewhat more susceptible to
                          the  adverse  effects  of changes  in  circumstances  and
                          economic conditions.
                 BBB      Regarded  as backed by an  adequate  capacity  to pay the
                          preferred   stock   obligations.   Whereas  it   normally
                          exhibits   adequate   protection   parameters,    adverse
                          economic  conditions or changing  circumstances  are more
                          likely to lead to a weakened  capacity  to make  payments
                          for a preferred  stock in this  category  than for issues
                          in the "A" category.
                 BB, B,   Regarded,  on balance, as predominantly  speculative with
                 CCC      respect to the issuer's  capacity to pay preferred  stock
                          obligations.   "BB"   indicates   the  lowest  degree  of
                          speculation    and   "CCC"   the   highest    degree   of
                          speculation.  While such  issues  will  likely  have some
                          quality  and   protective   characteristics,   these  are
                          outweighed   by  large   uncertainties   or  major   risk
                          exposures to adverse conditions.
                 CC       Reserved  for a  preferred  stock  issue  in  arrears  on
                          dividends or sinking fund  payments but that is currently
                          paying.
                 C        A non-paying issue.
                 D        A  non-paying  issue  with the  issuer in default on debt
                          instruments.
                 NR       Indicates that no rating has been  requested,  that there
                          is  insufficient  information  on which to base a rating,
                          or  that  S&P  does  not  rate  a   particular   type  of
                          obligation as a matter of policy.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 29 filed August 16, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed August 16, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 36 filed October 31, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed
                    August 16, 1999.

               (2)  By-Laws. Article II of Amended and Restated By-Laws (May 19,
                    2005)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 36 filed October 31, 2005.

          (d)  Investment Advisory Contracts.  Investment  Management  Agreement
               (November 1, 1999) between  Delaware  Management  Company and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 31 filed October 30, 2000.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         on behalf of each Fund incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         October 31, 2001.

                    (ii) Second  Amended  and  Restated  Financial  Intermediary
                         Distribution   Agreement   (August  21,  2003)  between
                         Delaware  Distributors,   L.P.  and  Lincoln  Financial
                         Distributors,   Inc.   on  behalf  of  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 34 filed October 31, 2003.

                    (iii) Executed   Amendment  No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         No. EX-99e.1.iii.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 33 filed
                    November 18, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R) Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
                    December 3, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreement.

               (1)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement (May 16, 2002) between  Mellon Bank,  N.A. and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 33 filed November 18, 2002.

               (2)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 35 filed December 3, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 32 filed October
                    31, 2001.

                    (i)  Executed  Schedule  B (May  19,  2005)  to  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  36 filed
                         October 31, 2005.

                    (ii) Executed   Amendment   Letter   (August  23,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 34
                         filed October 31, 2003.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of each Fund  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 25 filed August 28, 1997.

                    (i)  Executed  Schedule B (May 19, 2005) to Fund  Accounting
                         Agreement incorporated into this filing by reference to
                         Post-Effective Amendment No. 36 filed October 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting    Agreement   attached   as   Exhibit   No.
                         EX-99.h.2.ii.

          (i)  Legal Opinion.  Opinion of Counsel (August 5, 1999)  incorporated into this filing by reference to Post-Effective  Amendment No. 29 filed August 16, 1999.

          (j)  Other Opinions. Not applicable.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial   Capital   Agreements.   Letter  of  Investment   Intent
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 2 filed on April 20, 1987.

          (m)  Rule 12b-1 Plans.  Plans of  Distribution  (April 19, 2001) under
               Rule  12b-1  for  Class A, B and C Shares  on behalf of each Fund incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 32 filed October 31, 2001.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 37 filed December 28, 2005.

          (o)  Reserved. Not Applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.p.3.

          (q)  Other.  Powers of Attorney  (August 16, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.   Article VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 36 filed October 31, 2005.

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds
          V,  Delaware  Group   Foundation   Funds,   Delaware  Group  Global  &
          International  Funds,  Delaware Group Government Fund,  Delaware Group
          Income Funds,  Delaware Group Limited-Term  Government Funds, Delaware
          Group State  Tax-Free  Income Trust,  Delaware  Group  Tax-Free  Fund,
          Delaware  Group Tax-Free Money Fund,  Delaware  Investments  Municipal
          Trust,   Delaware   Pooled   Trust,   Delaware  VIP  Trust,   Voyageur
          Intermediate  Tax-Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual
          Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.) as well as to certain non-affiliated  registered investment  companies.  In addition,  certain  officers of the Manager also  serve as  trustees  of other  Delaware  Investments  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see
          Item 27  below)  and  another  such  company  acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

-------------------------- -------------------------- ------------------------- ----------------------------
Name and Principal         Positions and Offices      Positions and Offices     Other Positions and
Business Address           with Manager               with Registrant           Offices Held
-------------------------- -------------------------- ------------------------- ----------------------------
Patrick P. Coyne           President                  President/ Chief          Mr. Coyne has served in
                                                      Executive Officer         various executive
                                                                                capacities within Delaware
                                                                                Investments

                                                                                Managing Director - Fixed
                                                                                Income - Lincoln National
                                                                                Investment Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Ryan K. Brist              Executive Vice             Executive Vice            Mr. Brist has served in
                           President/Managing         President/Managing        various executive
                           Director/Chief             Director/Chief            capacities within Delaware
                           Investment Officer -       Investment Officer -      Investments
                           Fixed Income               Fixed Income
                                                                                Vice President - Lincoln
                                                                                National Income Fund, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
John C.E. Campbell         Executive Vice             None                      Mr. Campbell has served in
                           President/Global                                     various executive
                           Marketing & Client                                   capacities within Delaware
                           Services                                             Investments

                                                                                President/Chief Executive
                                                                                Officer - Optimum Fund
                                                                                Trust
-------------------------- -------------------------- ------------------------- ----------------------------
Philip N. Russo(1)         Executive Vice             None                      Mr. Russo has served in
                           President/Chief                                      various executive
                           Financial Officer                                    capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
See Yeng Quek              Executive Vice             Executive Vice            Mr. Quek has served in
                           President/Managing         President/Managing        various executive
                           Director/Chief             Director/Chief            capacities within Delaware
                           Investment Officer -       Investment Officer -      Investments
                           Fixed Income               Fixed Income
                                                                                Director/Trustee - HYPPCO
                                                                                Finance Company Ltd.
-------------------------- -------------------------- ------------------------- ----------------------------
Douglas L. Anderson        Senior Vice                None                      Mr. Anderson has served in
                           President/Operations                                 various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Marshall T. Bassett        Senior Vice                Senior Vice               Mr. Bassett has served in
                           President/Chief            President/Chief           various executive
                           Investment Officer -       Investment Officer -      capacities within Delaware
                           Emerging Growth Equity     Emerging Growth Equity    Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joseph R. Baxter           Senior Vice                Senior Vice               Mr. Baxter has served in
                           President/Head of          President/Head of         various executive
                           Municipal Bond             Municipal Bond            capacities within Delaware
                           Investments                Investments               Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher S. Beck        Senior Vice                Senior Vice               Mr. Beck has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Michael P. Bishof          Senior Vice                Senior Vice               Mr. Bishof has served in
                           President/Investment       President/Chief           various executive
                           Accounting                 Financial Officer         capacities within Delaware
                                                                                Investments

                                                                                Chief Financial Officer -
                                                                                Lincoln National Income
                                                                                Fund, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Michael P. Buckley         Senior Vice                Senior Vice               Mr. Buckley has served in
                           President/Director of      President/Director of     various executive
                           Municipal Research         Municipal Research        capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Stephen R. Cianci          Senior Vice                Senior Vice               Mr. Cianci has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Robert F. Collins          Senior Vice                Senior Vice               Mr. Collins has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
James A. Forant            Senior Vice                None                      Mr. Forant has served in
                           President//Director,                                 various executive
                           Technical Services                                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Brian Funk                 Senior Vice                Senior Vice               Mr. Funk has served in
                           President/Director of      President/Director of     various executive
                           Credit Research            Credit Research           capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Brent C. Garrells          Senior Vice                Senior Vice               Mr. Garrells has served in
                           President/Senior           President/Senior          various executive
                           Research Analyst           Research Analyst          capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Stuart M. George           Senior Vice                Senior Vice               Mr. George has served in
                           President/Head of Equity   President/Head of         various executive
                           Trader                     Equity Trader             capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Paul Grillo                Senior Vice                Senior Vice               Mr. Grillo has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Jonathan Hatcher           Senior Vice                Senior Vice               Mr. Hatcher has served in
                           President/Senior           President/Senior          various executive
                           Research Analyst           Research Analyst          capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
William F. Keelan          Senior Vice                Senior Vice               Mr. Keelan has served in
                           President/Director of      President/Director of     various executive
                           Quantitative Research      Quantitative Research     capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Francis X. Morris          Senior Vice                Senior Vice               Mr. Morris has served in
                           President/Chief            President/Director,       various executive
                           Investment Officer -       Fundamental               capacities within Delaware
                           Core Equity                Research/Senior           Investments
                                                      Portfolio Manager
-------------------------- -------------------------- ------------------------- ----------------------------
Brian L. Murray, Jr.       Senior Vice                Senior Vice               Mr. Murray has served in
                           President/Chief            President/Chief           various executive
                           Compliance Officer         Compliance Officer        capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Susan L. Natalini          Senior Vice                None                      Ms. Natalini has served in
                           President/Global                                     various executive
                           Marketing & Client                                   capacities within Delaware
                           Services                                             Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Zoe Neale(2)               Senior Vice                Senior Vice               Mr. Neale has served in
                           President/Chief            President/Chief           various executive
                           Investment Officer -       Investment Officer -      capacities within Delaware
                           International Equity       International Equity      Investments

-------------------------- -------------------------- ------------------------- ----------------------------
D. Tysen Nutt(3)           Senior Vice                Senior Vice               Mr. Nutt has served in
                           President/Chief            President/Chief           various executive
                           Investment Officer -       Investment Officer -      capacities within Delaware
                           Large Cap Value Equity     Large Cap Value           Investments
-------------------------- -------------------------- ------------------------- ----------------------------
David P. O'Connor          Senior Vice                Senior Vice President/    Mr. O'Connor has served in
                           President/Strategic        Strategic Investment      various executive
                           Investment Relationships   Relationships and         capacities within Delaware
                           and Initiatives/General    Initiatives/ General      Investments
                           Counsel                    Counsel/Chief Legal
                                                      Officer                   Vice President/ General
                                                                                Counsel - Lincoln National
                                                                                Investment Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
John J. O'Connor           Senior Vice                Senior Vice               Mr. O'Connor has served in
                           President/Investment       President/Treasurer       various executive
                           Accounting                                           capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Philip R. Perkins          Senior Vice                Senior Vice               Mr. Perkins has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Timothy L. Rabe            Senior Vice                Senior Vice               Mr. Rabe has served in
                           President/Senior           President/Head of High    various executive
                           Portfolio Manager/Head     Yield                     capacities within Delaware
                           of High Yield                                        Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Richard Salus              Senior Vice President/     None                      Mr. Salus has served in
                           Controller/Treasurer                                 various executive
                                                                                capacities within Delaware
                                                                                Investments

                                                                                Vice President/Deputy
                                                                                Controller - Lincoln
                                                                                National Investment
                                                                                Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
James L. Shields           Senior Vice                None                      Mr. Shields has served in
                           President/Chief                                      various executive
                           Information Officer                                  capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Jeffrey S. Van Harte(4)    Senior Vice                Senior Vice               Mr. Van Harte has served
                           President/Chief            President/Chief           in various executive
                           Investment Officer -       Investment Officer -      capacities within Delaware
                           Focus Growth Equity        Focus Growth Equity       Investments
------------------------- -------------------------- ------------------------- ----------------------------
Gary T. Abrams             Vice President/Senior      None                      Mr. Abrams has served in
                           Equity Trader                                        various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher S. Adams       Vice President/Portfolio   Vice                      Mr. Adams has served in
                           Manager/Senior Equity      President/Portfolio       various executive
                           Analyst                    Manager/Senior Equity     capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Damon J. Andres            Vice President/Senior      Vice President/Senior     Mr. Andres has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Margaret MacCarthy         Vice President/            None                      Ms. Bacon has served in
Bacon(5)                   Investment Specialist                                various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Todd Bassion(6)            Vice President/Senior      Vice President/Senior     Mr. Bassion has served in
                           Research Analyst           Research Analyst          various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Richard E. Biester         Vice President/Equity      None                      Mr. Biester has served in
                           Trader                                               various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher J.             Vice President/Senior      Vice President/Senior     Mr. Bonavico has served in
Bonavico(7)                Portfolio Manager,         Portfolio Manager,        various executive
                           Equity Analyst             Equity Analyst            capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Vincent A. Brancaccio      Vice President/Senior      None                      Mr. Brancaccio has served
                           Equity Trader                                        in various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Kenneth F. Broad(8)        Vice President/Senior      Vice President/Senior     Mr. Broad has served in
                           Portfolio Manager,         Portfolio Manager,        various executive
                           Equity Analyst             Equity Analyst            capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Mary Ellen M. Carrozza     Vice President/Client      Vice President/Client     Ms. Carrozza has served in
                           Services                   Services                  various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Stephen G. Catricks        Vice President/Portfolio   Vice                      Mr. Catricks has served in
                           Manager                    President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Anthony G. Ciavarelli      Vice President/Assistant   Vice                      Mr. Ciavarelli has served
                           General Counsel/           President/Associate       in various executive
                           Assistant Secretary        General Counsel/          capacities within Delaware
                                                      Assistant Secretary       Investments
-------------------------- -------------------------- ------------------------- ----------------------------
David F. Connor            Vice President/Deputy      Vice                      Mr. Connor has served in
                           General Counsel/           President/Associate       various executive
                           Assistant Secretary        General Counsel/          capacities within Delaware
                                                      Secretary                 Investments

                                                                                Vice President/Deputy
                                                                                General Counsel/ Secretary
                                                                                - Lincoln National
                                                                                Investment Companies, Inc.

                                                                                Secretary - Lincoln
                                                                                National Income Fund, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Stephen J. Czepiel         Vice President/Senior      None                      Mr. Czepiel has served in
                           Municipal Bond Trader                                various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joseph F. DeMichele        Vice President/High        None                      Mr. DeMichele has served
                           Grade Trading                                        in various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher M.             Vice President/Portfolio   Vice                      Mr. Ericksen has served in
Ericksen(9)                Manager, Equity Analyst    President/Portfolio       various executive
                                                      Manager, Equity Analyst   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joel A. Ettinger           Vice President/Taxation    Vice President/Taxation   Mr. Ettinger has served in
                                                                                various executive
                                                                                capacities within Delaware
                                                                                Investments

                                                                                Vice President/Taxation -
                                                                                Lincoln National
                                                                                Investment Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Phoebe W. Figland          Vice President/            Vice President/           Ms. Figland has served in
                           Investment Accounting      Investment Accounting     various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joseph Fiorilla            Vice President/Trading     None                      Mr. Fiorilla has served in
                           Operations                                           various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Charles E. Fish            Vice President/Senior      None                      Mr. Fish has served in
                           Equity Trader                                        various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Clifford M. Fisher         Vice President/Senior      None                      Mr. Fisher has served in
                           Municipal Bond Trader                                various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Patrick G. Fortier(10)     Vice President/            Vice President/           Mr. Fortier has served in
                           Portfolio Manager,         Portfolio Manager,        various executive
                           Equity Analyst             Equity Analyst            capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Denise A. Franchetti       Vice President/Portfolio   Vice                      Ms. Franchetti has served
                           Manager/Municipal Bond     President/Portfolio       in various executive
                           Credit Analyst             Manager/Municipal Bond    capacities within Delaware
                                                      Credit Analyst            Investments
-------------------------- -------------------------- ------------------------- ----------------------------
James A. Furgele           Vice President/            Vice President/           Mr. Furgele has served in
                           Investment Accounting      Investment Accounting     various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Daniel V. Geatens          Vice                       Vice                      Mr. Geatens has served in
                           President/Investment       President/Investment      various executive
                           Accounting                 Accounting                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Barry S. Gladstein         Vice President/Portfolio   Vice President/Equity     Mr. Gladstein has served
                           Analyst                    Analyst                   in various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Edward Gray(11)            Vice President/Senior      Vice President/Senior     Mr. Gray has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Brian T. Hannon            Vice President/Senior      None                      Mr. Hannon has served in
                           Portfolio Manager                                    various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Lisa L. Hansen(12)         Vice President/Head of     None                      Ms. Hansen has served in
                           Focus Growth Equity                                  various executive
                           Trading                                              capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Gregory M. Heywood(13)     Vice President/Equity      Vice                      Mr. Heywood has served in
                           Analyst                    President/Portfolio       various executive
                                                      Manager, Research         capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Sharon Hill                Vice President/Head of     Vice President/Head of    Ms. Hill has served in
                           Quantitative Research      Equity Quantitative       various executive
                           and Analytics              Research and Analytics    capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher M. Holland     Vice President/Portfolio   None                      Mr. Holland has served in
                           Manager                                              various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Michael E. Hughes          Vice President/Senior      Vice President/Senior     Mr. Hughes has served in
                           Equity Analyst             Equity Analyst            various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Jordan L. Irving(14)       Vice President/Senior      Vice President/Senior     Mr. Irving has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Cynthia Isom               Vice President/Senior      Vice                      Ms. Isom has served in
                           Portfolio Manager          President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Kenneth R. Jackson         Vice                       Vice                      Mr. Jackson has served in
                           President/Quantitative     President/Quantitative    various executive
                           Analyst                    Analyst                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Audrey E. Kohart           Vice President/Financial   Vice                      Ms. Kohart has served in
                           Planning and Reporting     President/Financial       various executive
                                                      Planning and Reporting    capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Andrew Kronschnabel        Vice President/High        None                      Mr. Kronschnabel has
                           Grade Trader                                         served in various
                                                                                executive capacities
                                                                                within Delaware Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Nikhil G. Lalvani          Vice President/Senior      Vice President/Senior     Mr. Lalvani has served in
                           Equity Analyst             Equity Analyst            various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Steven T. Lampe            Vice President/Portfolio   Vice                      Mr. Lampe has served in
                           Manager                    President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Alfio Leone IV             Vice President/High        None                      Mr. Leone has served in
                           Grade Trader                                         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Anthony A. Lombardi(15)    Vice President/Senior      Vice President/Senior     Mr. Lombardi has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Francis P. Magee           Vice President/Equity      None                      Mr. Magee has served in
                           Business Manager                                     various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Charles (Tom) T.           Vice President/High        None                      Mr. McClintic has served
McClintic                  Yield Trader                                         in various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Michael S. Morris          Vice President/Portfolio   Vice                      Mr. Morris has served in
                           Manager/Senior Equity      President/Portfolio       various executive
                           Analyst                    Manager/Senior Equity     capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Scott Moses                Vice President/High        None                      Mr. Moses has served in
                           Grade Trader                                         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Philip O. Obazee           Vice President/            Vice President/           Mr. Obazee has served in
                           Derivatives Manager        Derivatives Manager       various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Donald G. Padilla          Vice President/Portfolio   Vice                      Mr. Padilla has served in
                           Manager/Senior Equity      President/Portfolio       various executive
                           Analyst                    Manager/Senior Equity     capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Daniel J. Prislin(16)      Vice President/Senior      Vice President/Senior     Mr. Prislin has served in
                           Portfolio Manager/Equity   Portfolio                 various executive
                           Analyst                    Manager/Senior Equity     capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Craig S. Remsen            Vice President/Senior      Vice President/Senior     Mr. Remsen has served in
                           Credit Research Analyst    Credit Research Analyst   various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Carl Rice(17)              Vice President/Senior      Vice President/Senior     Mr. Rice has served in
                           Investment Specialist,     Investment Specialist,    various executive
                           Large Cap Value Focus      Large Cap Value Focus     capacities within Delaware
                           Equity                     Equity                    Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joseph T. Rogina           Vice President/Equity      None                      Mr. Rogina has served in
                           Trader                                               various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Kevin C. Schildt           Vice President/Senior      Vice President/Senior     Mr. Schildt has served in
                           Municipal Credit Analyst   Municipal Credit Analyst  various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Richard D. Seidel          Vice President/Assistant   None                      Mr. Seidel has served in
                           Controller/-Assistant                                various executive
                           Treasurer                                            capacities within Delaware
                                                                                Investments

                                                                                Vice President/Assistant
                                                                                Controller/Manager -
                                                                                Payroll - Lincoln National
                                                                                Investment Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Brenda L. Sprigman         Vice President/Business    None                      Ms. Sprigman has served in
                           Manager - Fixed Income                               various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Michael T. Taggart         Vice                       None                      Mr. Taggart has served in
                           President/Facilities &                               various executive
                           Administrative Services                              capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Matthew Todorow            Vice President/Portfolio   Vice                      Mr. Todorow has served in
                           Manager                    President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Spencer M. Tullo           Vice President/High        None                      Mr. Tullo has served in
                           Yield Trader                                         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Robert A. Vogel, Jr.(18)   Vice President/Senior      Vice President/Senior     Mr. Vogel has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Lori P. Wachs              Vice President/Portfolio   Vice                      Ms. Wachs has served in
                           Manager                    President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Laura A. Wagner            Vice President/            Vice President/           Ms. Wagner has served in
                           Investment Accounting      Investment Accounting     various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Kathryn R. Williams        Vice President/Associate   Vice                      Ms. Williams has served in
                           Genera; Counsel/           President/Associate       various executive
                           Assistant Secretary        Genera; Counsel/          capacities within Delaware
                                                      Assistant Secretary       Investments
-------------------------- -------------------------- ------------------------- ----------------------------
James J. Wright            Vice President/Senior      None                      Mr. Wright has served in
                           Equity Analyst                                       various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------

------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(4)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(13) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27. Principal Underwriters.

     (a)(1)    Delaware  Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (a)(2)    Information with  respect to  each  officer  and  partner  of the principal  underwriter  and the  Registrant  is  provided  below.
               Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market
               Street, Philadelphia, PA 19103-7094.

------------------------------- ------------------------------------------- ---------------------------------
Name and Principal              Positions and Offices                       Positions and Offices
Business Address                with Underwriter                            with Registrant
------------------------------- ------------------------------------------- ---------------------------------
Delaware Distributors, Inc.     General Partner                             None
------------------------------- ------------------------------------------- ---------------------------------
Delaware Capital Management     Limited Partner                             None
------------------------------- ------------------------------------------- ---------------------------------
Delaware Investment Advisers    Limited Partner                             None
------------------------------- ------------------------------------------- ---------------------------------
Kevin J. Lucey                  President/Chief Executive Officer           None
------------------------------- ------------------------------------------- ---------------------------------
Philip N. Russo                 Executive Vice President                    None
------------------------------- ------------------------------------------- ---------------------------------
Douglas L. Anderson             Senior Vice President/Operations            None
------------------------------- ------------------------------------------- ---------------------------------
Michael P. Bishof               Senior Vice President/Investment            Senior Vice President/Chief
                                Accounting                                  Financial Officer
------------------------------- ------------------------------------------- ---------------------------------
Jeffrey M. Kellogg              Senior Vice President/Senior Product        None
                                Manager/Communications Manager
------------------------------- ------------------------------------------- ---------------------------------
Deb Landsman-Yaros              Senior Vice President/Head of Retail        None
                                Investor Services
------------------------------- ------------------------------------------- ---------------------------------
Thomas M. McConnell             Senior Vice President/Senior 529 Plans      None
                                Product Manager
------------------------------- ------------------------------------------- ---------------------------------
Carolyn McIntyre                Senior Vice President/Human Resources       None
------------------------------- ------------------------------------------- ---------------------------------
Brian L. Murray, Jr.            Senior Vice President/Compliance            Senior Vice President/Chief
                                                                            Compliance Officer
------------------------------- ------------------------------------------- ---------------------------------
David P. O'Connor               Senior Vice President/Strategic             Senior Vice President/Strategic
                                Investment Relationships and                Investment Relationships and
                                Initiatives/General Counsel                 Initiatives/General Counsel/
                                                                            Chief Legal Officer
------------------------------- ------------------------------------------- ---------------------------------
Daniel J. Perullo               Senior Vice President/Eastern Director,     None
                                Institutional Sales
------------------------------- ------------------------------------------- ---------------------------------
Robert E. Powers                Senior Vice President/Senior Domestic       None
                                Sales Manager
------------------------------- ------------------------------------------- ---------------------------------
Richard Salus                   Senior Vice President/Controller/           None
                                Treasurer/Financial Operations Principal
------------------------------- ------------------------------------------- ---------------------------------
James L. Shields                Senior Vice President/Chief Information     None
                                Officer
------------------------------- ------------------------------------------- ---------------------------------
Trevor M. Blum                  Vice President/Senior Consultant            None
                                Relationship Manager
------------------------------- ------------------------------------------- ---------------------------------
E. Zoe Bradley                  Vice President/Product Management Manager   None
------------------------------- ------------------------------------------- ---------------------------------
Mel Carrozza                    Vice President/Client Services              None
------------------------------- ------------------------------------------- ---------------------------------
Anthony G. Ciavarelli           Vice President/Counsel/Assistant Secretary  Vice President/Associate
                                                                            General Counsel/Assistant
                                                                            Secretary
------------------------------- ------------------------------------------- ---------------------------------
David F. Connor                 Vice President/Deputy General Counsel/      Vice President/Deputy General
                                Secretary                                   Counsel/Secretary
------------------------------- ------------------------------------------- ---------------------------------
Joel A. Ettinger                Vice President/Taxation                     Vice President/Taxation
------------------------------- ------------------------------------------- ---------------------------------
Edward M. Grant                 Vice President/Senior Domestic Sales        None
                                Manager
------------------------------- ------------------------------------------- ---------------------------------
Audrey Kohart                   Vice President/Financial Planning and       Vice President/Financial
                                Reporting                                   Planning and Reporting
------------------------------- ------------------------------------------- ---------------------------------
Josephine O'Brien               Vice President/RFP Group Manager            None
------------------------------- ------------------------------------------- ---------------------------------
Marlene D. Petter               Vice President/Marketing Communications     None
------------------------------- ------------------------------------------- ---------------------------------
Christian Reimer                Vice President/529 Plans Product Manager    None
------------------------------- ------------------------------------------- ---------------------------------
Richard D. Seidel               Vice President/Assistant                    None
                                Controller/Assistant Treasurer
------------------------------- ------------------------------------------- ---------------------------------
Michael T. Taggart              Vice President/Facilities &                 None
                                Administrative Services
------------------------------- ------------------------------------------- ---------------------------------
Molly Thompson                  Vice President/Associate Product            None
                                Management Manager
------------------------------- ------------------------------------------- ---------------------------------
Kathryn R. Williams             Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                Secretary                                   Counsel/Assistant Secretary
------------------------------- ------------------------------------------- ---------------------------------

     (b)(1)    Lincoln  Financial  Distributors,  Inc. (LFD) serves as financial intermediary  wholesaler for all the mutual funds in the Delaware
               Investments Family of Funds.

     (b)(2)    Information  with  respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

---------------------------- --------------------------------------------- ------------------------
Name and Principal                                                          Positions and Offices
Business Address             Positions and Office with LFD                  with Registrant
---------------------------- --------------------------------------------- ------------------------
Westley V. Thompson          President/Chief Executive Officer                    None
---------------------------- --------------------------------------------- ------------------------
David M. Kittredge           Senior Vice President                                None
---------------------------- --------------------------------------------- ------------------------
Terrance Mullen              Senior Vice President                                None
---------------------------- --------------------------------------------- ------------------------
Donald Roberson              Senior Vice President                                None
---------------------------- --------------------------------------------- ------------------------
Margaret Skinner             Senior Vice President                                None
---------------------------- --------------------------------------------- ------------------------
David L. Ahrendt(1)          Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Patrick J. Caulfield(2)      Vice President/Chief Compliance Officer              None
---------------------------- --------------------------------------------- ------------------------
Phillip Cramer               Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Frederick J. Crawford        Vice President/Treasurer                             None
---------------------------- --------------------------------------------- ------------------------
Daniel P. Hickey(2)          Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Rochelle Krombolz            Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
William Lamoin               Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Gregory Smith                Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Michael S. Smith(3)          Vice President/Chief Financial                       None
                             Officer/Chief Administrative Officer
--------------------------- ---------------------------------------------- ------------------------
Joyce L. Byrer               Secretary                                            None
---------------------------- --------------------------------------------- ------------------------

---------------------------------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

---------------------------------------------------------------------------------------------------

     (c)  Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment  Company Act of 1940
          and the rules under that section are  maintained  in  Philadelphia  at
          2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  30th day of
October, 2006.

                                             VOYAGEUR INSURED FUNDS

                                             By: /s/ Patrick P. Coyne
                                                    Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                       Title                           Date
------------------------------- ------------------------------- ----------------

/s/ Patrick P. Coyne            Chairman/President/Chief        October 30, 2006
Patrick P. Coyne                Executive Officer (Principal
                                Executive Officer) and Trustee

Thomas L. Bennett         *     Trustee                         October 30, 2006
Thomas L. Bennett

John A. Fry               *     Trustee                         October 30, 2006
John A. Fry

Anthony D. Knerr          *     Trustee                         October 30, 2006
Anthony D. Knerr

Lucinda S. Landreth       *     Trustee                         October 30, 2006
Lucinda S. Landreth

Ann R. Leven              *     Trustee                         October 30, 2006
Ann R. Leven

Thomas F. Madison         *     Trustee                         October 30, 2006
Thomas F. Madison

Janet L. Yeomans          *     Trustee                         October 30, 2006
Janet L. Yeomans

J. Richard Zecher         *     Trustee                         October 30, 2006
J. Richard Zecher

Michael P. Bishof         *     Senior Vice President/Chief     October 30, 2006
Michael P. Bishof               Financial Officer (Principal
                                Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS
                            (Voyageur Insured Funds)

Exhibit No.              Exhibit

EX-99.e.1.iii.  Executed  Amendment No. 1  (October 31, 2005)  to Appendix A  to
                Second Amended and Restated Financial Intermediary  Distribution
                Agreement

EX-99.h.2.ii.   Executed Amendment No. 31 (August 31, 2006) to Schedule A to the
                Delaware Investments Family of Funds Fund Accounting Agreement

EX-99.p.1.      Code  of  Ethics  for  the  Delaware Investments Family of Funds
                (February 2006)

EX-99.p.2.      Code  of  Ethics  for  Delaware Investments (Delaware Management
                Company,  a series of Delaware  Management  Business  Trust, and
                Delaware Distributors, L.P.) (February 2006)

EX-99.p.3.      Code   of   Ethics  for  Lincoln  Financial  Distributors,  Inc.
                (December 2005)

EX-99.q.        Powers of Attorney (August 16, 2006)